                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. _____________                               [ ]

     Post-Effective Amendment No. 45 (File No. 333-79311)                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 46 (File No. 811-07355)                    [X]

                        (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on Sept. 10, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  as soon as practicable pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede prospectuses for: RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, and Statement of Additional Information filed with Post-Effective Amendment No. 42 to Registration Statement No. 333-79311, filed on or about April 24, 2007.

PROSPECTUS


SEPT. 10, 2007


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

     - AIM Variable Insurance Funds

     - AllianceBernstein Variable Products Series Fund, Inc.

     - American Century Variable Portfolios, Inc

     - Columbia Funds Variable Insurance Trust

     - Credit Suisse Trust

     - Dreyfus Variable Investment Fund

     - Eaton Vance Variable Trust

     - Evergreen Variable Annuity Trust

     - Fidelity(R) Variable Insurance Products - Service Class 2

     - Franklin(R) Templeton(R) Variable Insurance
       Products Trust (FTVIPT) - Class 2

     - Goldman Sachs Variable Insurance Trust (VIT)

     - Janus Aspen Series: Service Shares

     - Legg Mason Variable Portfolios I, Inc.

     - MFS(R) Variable Insurance Trust(SM)

     - Neuberger Berman Advisers Management Trust

     - Oppenheimer Variable Account Funds - Service Shares

     - PIMCO Variable Investment Trust (VIT)

     - RiverSource(R) Variable Portfolio Funds

     - The Universal Institutional Funds, Inc.
       Van Kampen Life Investment Trust

     - Wanger Advisors Trust

     - Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS

KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   6
EXPENSE SUMMARY.............................................   8
CONDENSED FINANCIAL INFORMATION.............................  14
FINANCIAL STATEMENTS........................................  14
THE VARIABLE ACCOUNT AND THE FUNDS..........................  15
GUARANTEE PERIOD ACCOUNTS (GPAS)............................  18
THE FIXED ACCOUNT...........................................  20
BUYING YOUR CONTRACT........................................  21
CHARGES.....................................................  25
VALUING YOUR INVESTMENT.....................................  32
MAKING THE MOST OF YOUR CONTRACT............................  34
SURRENDERS..................................................  44
TSA -- SPECIAL PROVISIONS...................................  45
CHANGING OWNERSHIP..........................................  45
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  47
OPTIONAL BENEFITS...........................................  48
THE ANNUITY PAYOUT PERIOD...................................  79
TAXES.......................................................  81
VOTING RIGHTS...............................................  84
SUBSTITUTION OF INVESTMENTS.................................  84
ABOUT THE SERVICE PROVIDERS.................................  85
ADDITIONAL INFORMATION......................................  87
APPENDIX A: THE FUNDS.......................................  88
APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)........  99
APPENDIX C: EXAMPLE -- SURRENDER CHARGES.................... 101
APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS.............. 105
APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS............. 109
APPENDIX F: ADDITIONAL RMD DISCLOSURE....................... 116
APPENDIX G: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..... 118
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION............................................... 148

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the Regular Fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   3

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource(SM) rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the optional SecureSource(SM) rider, you may elect to participate in the PN program at no additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource(SM) rider. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SECURESOURCE(SM) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource -- Single Life covers one person. SecureSource -- Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the Portfolio Navigator Asset Allocation program. These riders are not available for RAVA 4 Access.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   5

THE CONTRACT IN BRIEF


This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 81)

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 27) Does the contract meet your current and anticipated future needs for liquidity?

 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 25)

- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 65)

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 39)


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among the:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

- the GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 18)

- the regular fixed account, which earns interest at rates that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio) you selected. (p. 20)

- the Special DCA fixed account, when available. (p. 20)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (p. 39)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 44)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 47)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 48)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 79)

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0


* In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                         YEARS FROM                                                  SURRENDER CHARGE
                       CONTRACT DATE                                                    PERCENTAGE
                             1                                                              7%
                             2                                                              7
                             3                                                              7
                             Thereafter                                                     0

SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                    NUMBER OF COMPLETED
                  YEARS FROM DATE OF EACH                                            SURRENDER CHARGE
                      PURCHASE PAYMENT                                                  PERCENTAGE
                             0                                                              8%
                             1                                                              7
                             2                                                              6
                             Thereafter                                                     0

There are no surrender charges after the third contract anniversary.

 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                           0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                Maximum: $50*                         Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                       RAVA 4 ADVANTAGE              RAVA 4 SELECT              RAVA 4 ACCESS
 FOR NONQUALIFIED ANNUITIES                                1.05%                        1.30%                      1.45%
 FOR QUALIFIED ANNUITIES                                    .85%                        1.10%                      1.25%

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

 ROPP RIDER FEE                                                 Maximum: 0.30%                       Current: 0.20%
 MAV RIDER FEE                                                  Maximum: 0.35%                       Current: 0.25%
 5-YEAR MAV RIDER FEE                                           Maximum: 0.20%                       Current: 0.10%
 EEB RIDER FEE                                                  Maximum: 0.40%                       Current: 0.30%
 EEP RIDER FEE                                                  Maximum: 0.50%                       Current: 0.40%

OPTIONAL LIVING BENEFITS

 ACCUMULATION BENEFIT RIDER FEE                                 Maximum: 2.50%                       Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)

 GWB FOR LIFE RIDER FEE                                         Maximum: 1.50%                       Current: 0.65%

(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

 SECURESOURCE(SM) - SINGLE LIFE RIDER FEE                       Maximum: 1.50%                       Current: 0.65%
 SECURESOURCE(SM) - JOINT LIFE RIDER FEE                        Maximum: 1.75%                       Current: 0.85%

(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         2.89%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                ACQUIRED
                                                                               FUND FEES               GROSS TOTAL
                             MANAGEMENT        12B-1           OTHER              AND                     ANNUAL
                                FEES            FEES          EXPENSES         EXPENSES**                EXPENSES
 AIM V.I. Capital              0.61%           0.25%           0.30%               --%                1.16%(1)
 Appreciation Fund, Series
 II Shares
 AIM V.I. Capital              0.75            0.25            0.34              0.01                 1.35(1),(2)
 Development Fund, Series
 II Shares
 AIM V.I. Financial            0.75            0.25            0.37              0.01                 1.38(1)
 Services Fund, Series II
 Shares
 AIM V.I. Global Health        0.75            0.25            0.35              0.01                 1.36(1)
 Care Fund, Series II
 Shares
 AIM V.I. International        0.72            0.25            0.38              0.01                 1.36(1)
 Growth Fund, Series II
 Shares
 AllianceBernstein VPS         0.75            0.25            0.18                --                 1.18
 Global Technology
 Portfolio (Class B)
 AllianceBernstein VPS         0.55            0.25            0.06                --                 0.86
 Growth and Income
 Portfolio (Class B)
 AllianceBernstein VPS         0.75            0.25            0.10                --                 1.10
 International Value
 Portfolio (Class B)
 AllianceBernstein VPS         0.75            0.25            0.08                --                 1.08
 Large Cap Growth Portfolio
 (Class B)
 American Century VP Mid       0.90            0.25              --                --                 1.15
 Cap Value, Class II
 American Century VP           0.90            0.25              --                --                 1.15
 Ultra(R), Class II
 American Century VP Value,    0.83            0.25              --                --                 1.08
 Class II
 Columbia High Yield Fund,     0.55            0.25            0.32                --                 1.12(3)
 Variable Series, Class B
 Columbia Marsico Growth       0.74              --            0.27                --                 1.01(3)
 Fund, Variable Series,
 Class A
 Columbia Marsico              0.80            0.25            0.32                --                 1.37(3)
 International
 Opportunities Fund,
 Variable Series, Class B
 Credit Suisse                 0.50            0.25            0.51                --                 1.26(4)
 Trust - Commodity Return
 Strategy Portfolio
 Dreyfus Variable              0.75            0.25            0.28                --                 1.28
 Investment Fund
 International Equity
 Portfolio, Service Shares
 Dreyfus Variable              1.00            0.25            0.19                --                 1.44(5)
 Investment Fund
 International Value
 Portfolio, Service Shares
 Eaton Vance VT                0.57            0.25            0.37                --                 1.19
 Floating-Rate Income Fund
 Evergreen VA Fundamental      0.57            0.25            0.17              0.01                 1.00
 Large Cap Fund - Class 2
 Evergreen VA International    0.40            0.25            0.28                --                 0.93
 Equity Fund - Class 2
 Fidelity(R) VIP               0.57            0.25            0.09                --                 0.91
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Mid Cap       0.57            0.25            0.11                --                 0.93
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas      0.72            0.25            0.16                --                 1.13
 Portfolio Service Class 2
 FTVIPT Franklin Global        0.47            0.25            0.03                --                 0.75(6)
 Real Estate Securities
 Fund - Class 2
 FTVIPT Franklin Small Cap     0.51            0.25            0.17              0.03                 0.96(7)
 Value Securities
 Fund - Class 2
 FTVIPT Mutual Shares          0.60            0.25            0.21                --                 1.06
 Securities Fund - Class 2

 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED
                                                                               FUND FEES               GROSS TOTAL
                             MANAGEMENT        12B-1           OTHER              AND                     ANNUAL
                                FEES            FEES          EXPENSES         EXPENSES**                EXPENSES
 Goldman Sachs VIT             0.65%             --%           0.07%               --%                0.72%(8)
 Structured U.S. Equity
 Fund - Institutional
 Shares
 Janus Aspen Series Large      0.64            0.25            0.05                --                 0.94
 Cap Growth Portfolio:
 Service Shares
 Legg Mason Partners           0.75              --            0.21                --                 0.96
 Variable Small Cap Growth
 Portfolio, Class I
 MFS(R) Investors Growth       0.75            0.25            0.12                --                 1.12
 Stock Series - Service
 Class
 MFS(R) Total Return           0.75            0.25            0.10                --                 1.10(9)
 Series - Service Class
 MFS(R) Utilities              0.75            0.25            0.11                --                 1.11
 Series - Service Class
 Neuberger Berman Advisers     1.15            0.25            0.27                --                 1.67(10)
 Management Trust
 International Portfolio
 (Class S)
 Neuberger Berman Advisers     0.85            0.25            0.09                --                 1.19(11)
 Management Trust Socially
 Responsive Portfolio
 (Class S)
 Oppenheimer Global            0.62            0.25            0.04                --                 0.91(12)
 Securities Fund/VA,
 Service Shares
 Oppenheimer Main Street       0.72            0.25            0.03                --                 1.00(12)
 Small Cap Fund/VA, Service
 Shares
 Oppenheimer Strategic Bond    0.62            0.25            0.02                --                 0.89(12)
 Fund/VA, Service Shares
 Oppenheimer Value Fund/VA,    0.75            0.24            1.90                --                 2.89(12)
 Service Shares
 PIMCO VIT All Asset           0.18            0.25            0.25              0.61                 1.29
 Portfolio, Advisor Share
 Class
 RiverSource(R) Variable       0.56            0.13            0.15                --                 0.84(13),(14)
 Portfolio - Balanced Fund
 RiverSource(R) Variable       0.33            0.13            0.14                --                 0.60(13)
 Portfolio - Cash
 Management Fund
 RiverSource(R) Variable       0.48            0.13            0.32                --                 0.93(13),(15)
 Portfolio - Core Bond Fund
 RiverSource(R) Variable       0.46            0.13            0.15                --                 0.74(13)
 Portfolio - Diversified
 Bond Fund
 RiverSource(R) Variable       0.64            0.13            0.14                --                 0.91(13),(14)
 Portfolio - Diversified
 Equity Income Fund
 RiverSource(R) Variable       1.13            0.13            0.25                --                 1.51(13),(14)
 Portfolio - Emerging
 Markets Fund
 RiverSource(R) Variable       0.72            0.13            0.17                --                1.02(13),(14),(15)
 Portfolio - Fundamental
 Value Fund
 RiverSource(R) Variable       0.70            0.13            0.17                --                 1.00(13)
 Portfolio - Global Bond
 Fund
 RiverSource(R) Variable       0.44            0.13            0.15                --                 0.72(13),(15)
 Portfolio - Global
 Inflation Protected
 Securities Fund
 RiverSource(R) Variable       0.71            0.13            0.17                --                 1.01(13),(14)
 Portfolio - Growth Fund
 RiverSource(R) Variable       0.59            0.13            0.16                --                 0.88(13)
 Portfolio - High Yield
 Bond Fund
 RiverSource(R) Variable       0.61            0.13            0.16                --                 0.90(13),(15)
 Portfolio - Income
 Opportunities Fund
 RiverSource(R) Variable       0.76            0.13            0.19                --                 1.08(13),(14)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable       0.57            0.13            0.13                --                 0.83(13),(14)
 Portfolio - Large Cap
 Equity Fund
 RiverSource(R) Variable       0.60            0.13            0.50                --                 1.23(13),(15)
 Portfolio - Large Cap
 Value Fund
 RiverSource(R) Variable       0.60            0.13            0.15                --                0.88(13),(14),(15)
 Portfolio - Mid Cap Growth
 Fund
 RiverSource(R) Variable       0.72            0.13            0.22                --                1.07(13),(14),(15)
 Portfolio - Mid Cap Value
 Fund
 RiverSource(R) Variable       0.22            0.13            0.16                --                 0.51(13),(15)
 Portfolio - S&P 500 Index
 Fund
 RiverSource(R) Variable       0.72            0.13            0.37                --                1.22(13),(14),(15)
 Portfolio - Select Value
 Fund
 RiverSource(R) Variable       0.48            0.13            0.16                --                 0.77(13)
 Portfolio - Short Duration
 U.S. Government Fund
 RiverSource(R) Variable       0.72            0.13            0.23                --                 1.08(13),(14)
 Portfolio - Small Cap
 Advantage Fund
 RiverSource(R) Variable       1.00            0.13            0.19                --                1.32(13),(14),(15)
 Portfolio - Small Cap
 Value Fund
 Van Kampen Life Investment    0.56            0.25            0.03                --                 0.84
 Trust Comstock Portfolio,
 Class II Shares
 Van Kampen UIF Global Real    0.85            0.35            0.66                --                 1.86(16)
 Estate Portfolio, Class II
 Shares
 Van Kampen UIF Mid Cap        0.75            0.35            0.31                --                 1.41(16)
 Growth Portfolio, Class II
 Shares
 Wanger International Small    0.91              --            0.10                --                 1.01
 Cap
 Wanger U.S. Smaller           0.90              --            0.05                --                 0.95
 Companies
 Wells Fargo Advantage VT      0.73            0.25            0.20                --                 1.18
 Opportunity Fund
 Wells Fargo Advantage VT      0.75            0.25            0.23                --                 1.23
 Small Cap Growth Fund

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   11

  * The Funds provided the information on their expenses and we have not independently verified the information.
 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital Development Fund, Series II Shares.
 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.
 (5) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares.
 (6) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
 (7) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.
 (8) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
 (9) The Fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's Board of Trustees.
(10) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.
(11) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2010, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.
(12) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.
(13) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(14) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(16) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.

 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)    $1,538.82    $2,963.95    $4,221.82    $6,842.71
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule       1,438.82     2,863.95     4,021.82     6,642.71
 RAVA 4 SELECT                                     1,465.57     2,936.26     3,629.88     6,802.68
 RAVA 4 SELECT - TEXAS                             1,565.57     2,836.26     3,629.88     6,802.68
 RAVA 4 ACCESS                                       525.11     1,571.37     2,612.39     5,192.14

                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)  $738.82    $2,163.95    $3,521.82    $6,642.71
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule     738.82     2,163.95     3,521.82     6,642.71
 RAVA 4 SELECT                                   765.57     2,236.26     3,629.88     6,802.68
 RAVA 4 SELECT - TEXAS                           765.57     2,236.26     3,629.88     6,802.68
 RAVA 4 ACCESS                                   525.11     1,571.37     2,612.39     5,192.14

                                                           IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)    $1,518.32    $2,908.26    $4,138.16    $6,717.05
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule       1,418.32     2,808.26     3,938.16     6,517.05
 RAVA 4 SELECT                                     1,445.07     2,880.89     3,547.19     6,680.50
 RAVA 4 SELECT - TEXAS                             1,545.07     2,780.89     3,547.19     6,680.50
 RAVA 4 ACCESS                                       504.61     1,513.13     2,520.71     5,035.63

                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                  AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)  $718.32    $2,108.26    $3,438.16    $6,517.05
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule     718.32     2,108.26     3,438.16     6,517.05
 RAVA 4 SELECT                                   745.07     2,180.89     3,547.19     6,680.50
 RAVA 4 SELECT - TEXAS                           745.07     2,180.89     3,547.19     6,680.50
 RAVA 4 ACCESS                                   504.61     1,513.13     2,520.71     5,035.63

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            IF YOU SURRENDER YOUR CONTRACT
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)      $961.75    $1,301.83    $1,565.32    $2,087.23
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule         861.75     1,201.83     1,365.32     1,887.23
 RAVA 4 SELECT                                       888.50     1,283.29     1,003.06     2,172.39
 RAVA 4 SELECT - TEXAS                               988.50     1,183.29     1,003.06     2,172.39
 RAVA 4 ACCESS                                       204.28       631.15     1,083.64     2,337.26

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)    $161.75    $501.83    $  865.32    $1,887.23
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule       161.75    501.83        865.32     1,887.23
 RAVA 4 SELECT                                     188.50    583.29      1,003.06     2,172.39
 RAVA 4 SELECT - TEXAS                             188.50    583.29      1,003.06     2,172.39
 RAVA 4 ACCESS                                     204.28    631.15      1,083.64     2,337.26

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   13

                                                             IF YOU SURRENDER YOUR CONTRACT
                                                       AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)       $941.25    $1,239.12    $1,458.75    $1,863.72
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule          841.25     1,139.12     1,258.75     1,663.72
 RAVA 4 SELECT                                        868.00     1,220.91       897.65     1,954.53
 RAVA 4 SELECT - TEXAS                                968.00     1,120.91       897.65     1,954.53
 RAVA 4 ACCESS                                        183.78       568.97       978.89     2,122.66

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)     $141.25    $439.12    $758.75    $1,663.72
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule        141.25    439.12     758.75      1,663.72
 RAVA 4 SELECT                                      168.00    520.91     897.65      1,954.53
 RAVA 4 SELECT - TEXAS                              168.00    520.91     897.65      1,954.53
 RAVA 4 ACCESS                                      183.78    568.97     978.89      2,122.66

(1) In these examples, the contract administrative charge is approximated as a .018% charge for RAVA 4 Advantage, a .029% charge for RAVA 4 Select, a .029% for RAVA 4 Select - Texas, and .033% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix G.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   15

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

   - Compensating, training and educating financial advisors who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


   - Subaccounting, transaction processing, recordkeeping and administration.

 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   17

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life, SecureSource(SM), Accumulation Benefit, or PN program is selected.

Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life rider, SecureSource(SM) rider or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- automatic rebalancing under any PN program model portfolio we offer which includes one or more GPAs. However, an MVA may apply if you transfer to a new PN program model portfolio;

- amounts applied to an annuity payout plan while a PN program model portfolio including one or more GPAs is in effect;

- reallocation of your contract value according to an updated PN program model portfolio;

- amounts surrendered for fees and charges; and

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                                 IF YOUR GPA RATE IS:            THE MVA IS:
                         Less than the new GPA rate + 0.10%        Negative
                         Equal to the new GPA rate + 0.10%         Zero
                         Greater than the new GPA rate + 0.10%     Positive

For an example, see Appendix B.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   19

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our home office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.


When you apply, you may select among the following (if available in your state):

- GPAs(1), the regular fixed account(2), subaccounts and/or the Special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(3);

- the optional PN program;

- one of the following optional death benefits:

   - ROPP Death Benefit(4);

   - MAV Death Benefit(4);

   - 5-Year MAV Death Benefit(4);

   - EEB Death Benefit(4);

   - EEP Death Benefit(4); and

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

   - Accumulation Benefit rider(5);

   - GWB for Life rider(5); or

   - SecureSource(SM) rider(5).

(1) GPAs are not available if the GWB for Life, SecureSource(SM), or Accumulation Benefit riders are selected.
(2) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.

(3) In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary.

(4) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.
(5) You may select either the Accumulation Benefit or the GWB for Life or SecureSource(SM) rider. The Accumulation Benefit, GWB for Life, and SecureSource(SM) - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource(SM) - Joint Life rider is available if both covered spouses are 80 or younger.

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   21

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS(*)

MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or
  $50 per month

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
If paying by any other method:
  initial payment for qualified annuities             $1,000            $2,000           $2,000
  initial payment for nonqualified annuities           2,000            10,000           10,000
  for any additional payments                             50                50               50

  * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(***) (without home office approval) based on your age on the effective date of the contract:

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For the first year:
  through age 85                                     $999,999          $999,999         $999,999
  for ages 86 to 90                                   100,000           100,000          100,000
For each subsequent year:
  through age 85                                      100,000           100,000          100,000
  for ages 86 to 90                                    50,000            50,000           50,000

*** These limits apply in total to all RiverSource Life annuities you own. These limits do not apply to contracts in New Jersey. We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative purchase payments for contracts with the GWB for Life or SecureSource(SM) rider, subject to state restrictions. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date and each elective step up of the Accumulation Benefit rider.

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.

We reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

  -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  -- if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

  -- if you elect the ten-year surrender charge schedule for your contract(*).

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   23

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a death benefit payment under this contract; (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, includes purchase payment credits applied within twelve months preceding the date of death.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                RAVA 4 ADVANTAGE                 RAVA 4 SELECT                 RAVA 4 ACCESS
 For nonqualified annuities                          1.05%                           1.30%                         1.45%
 For qualified annuities                              .85%                           1.10%                         1.25%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource(SM) rider:

CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE(SM) RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   25

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE(SM) RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0


* In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary. Surrender charges may vary by state based on your age at contract issue.


 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                            CONTRACT YEAR                                          SURRENDER CHARGE PERCENTAGE
                                  1                                                             7%
                                  2                                                             7
                                  3                                                             7
                                  Thereafter                                                    0



SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                          NUMBER OF COMPLETED YEARS
                      FROM DATE OF EACH PURCHASE PAYMENT                               SURRENDER CHARGE PERCENTAGE
                                      0                                                             8%
                                      1                                                             7
                                      2                                                             6
                                      Thereafter                                                    0



3. There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix C.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the GWB for Life or SecureSource(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama and Massachusetts;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   27

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such fee is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.


If you choose the Elective Step Up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.


The fee does not apply after annuity payouts begin.

 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life or SecureSource(SM) riders.

GWB FOR LIFE RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see" Portfolio Navigator Asset Allocation Program").

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

SECURESOURCE(SM) RIDER FEE

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA)(1) for this optional feature only if you select it(2) as follows:


- SecureSource(SM) -- Single Life rider, 0.65%;

- SecureSource(SM) -- Joint Life rider, 0.85%.


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this approach to comply with state regulations where necessary.


Once you elect the SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   29

Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) -- Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource(SM) -- Joint Life rider charge will not exceed a maximum charge of 1.75%.

We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


(1) In Washington, the fee is based on the greater of the variable account contract value or the RBA less amounts invested in the fixed account.


(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program").


ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(3) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.


MAV RIDER FEE


We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(4) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV. May not be available in all states.


 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

5-YEAR MAV RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV. May not be available in all states.


EEB RIDER FEE


We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(2) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.


EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(3) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.


RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   31

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the regular fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders;

- plus or minus any applicable MVA; and/or

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the GWB for Life rider fee (if selected)*; and


- minus any prorated portion of the SecureSource(SM) rider fee (if selected)*.


* The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;


- the ROPP rider fee (if selected);



- the MAV rider fee (if selected);



- the 5-Year MAV rider fee (if selected);



- the EEB rider fee (if selected);



- the EEP rider fee (if selected);



- the Accumulation Benefit rider fee (if selected);



- the GWB for Life rider fee (if selected); and/or



- the SecureSource(SM) rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   33

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource(SM), Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal
number                                                                                               NUMBER
of dollars each month                            AMOUNT                  ACCUMULATION                OF UNITS
....                         MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

- You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.
 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Fundings from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include certain GPAs and/or the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider, GWB for Life or SecureSource(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   35

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the regular fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   37

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit, GWB for Life rider or SecureSource(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes Secure Source(SM) rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource(SM) rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE(SM) RIDER

If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource(SM) rider, you are required to participate in the PN program under the terms of each rider.

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- GWB FOR LIFE OR SECURESOURCE(SM) RIDER: The GWB for Life or SecureSource(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource(SM) rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Benefit rider, the optional GWB for Life rider or an optional SecureSource(SM) rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA.

  Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   39

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

FOR RAVA 4 ACCESS

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

- You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   41

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:     Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

- Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

MINIMUM AMOUNT

Transfers or surrenders:     $50

MAXIMUM AMOUNT

Transfers or surrenders:     None (except for automated transfers from the
regular fixed account)

3  BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance

Surrenders:                 $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   43

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource(SM) rider, your benefits under the rider may be reduced (see "Optional Benefits"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request specifically surrender from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is zero. If you elected a SecureSource(SM) rider, the minimum contract value is zero and you do not have the option to request from which account to surrender.

RECEIVING PAYMENT

1  BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

 44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource(SM) or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   45

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit, GWB for Life or SecureSource(SM). If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP
Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life rider and SecureSource(SM) -- Single Life rider will continue upon change of ownership. The SecureSource(SM) -- Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

 46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB

                                       CV

     PS  = the partial surrender including any applicable surrender charge.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                              $20,000
minus adjusted partial surrenders, calculated as:
$1,500 X $20,000
----------------  =
$18,000                                                                              - 1,667
                                                                                     -------
for a death benefit of:                                                              $18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource(SM) -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   47

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource(SM) rider, if selected, will terminate.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource(SM) -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource(SM) rider, if selected, will terminate.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

 48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                    PS X DB

                                       CV

     PS  = the partial surrender including any applicable surrender charge.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix D.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

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- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

 50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

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  - MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.

 52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                PERCENTAGE IF YOU ARE                      PERCENTAGE IF YOU ARE
CONTRACT YEAR          UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                              0%                                          0%
 Three and Four                          10%                                       3.75%
 Five or more                            20%                                        7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                         IF YOU ARE UNDER AGE 70                      IF YOU ARE AGE 70
CONTRACT YEAR            ON THE RIDER EFFECTIVE DATE, ADD ...         OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
     1                   Zero                                         Zero
     2                   40% x earnings at death (see above)          15% x earnings at death
                         40% x (earnings at death + 25% of            15% x (earnings at death + 25% of exchange
  3 & 4                  exchange purchase payment*)                  purchase payment*)
                         40% x (earnings at death + 50% of            15% x (earnings at death + 50% of exchange
     5+                  exchange purchase payment*)                  purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

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- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

SECURESOURCE(SM) RIDERS

THE SECURESOURCE(SM) RIDERS ARE NOT AVAILABLE FOR RAVA4 ACCESS.

There are two optional SecureSource(SM) riders available under your contract:

- SecureSource(SM) -- Single Life; or

- SecureSource(SM) -- Joint Life.

The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.

The SecureSource(SM) -- Single Life rider covers one person. The
SecureSource(SM) -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider, not both, and you may not switch riders later.

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if(1):

- the rider is available in your state; and

- SINGLE LIFE: you are 80 or younger on the contract issue date, or , if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date ; or

- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.

(1) The SecureSource(SM) rider is not available under an inherited qualified annuity.

You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

 54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year until the lifetime withdrawal benefit becomes effective and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

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The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:


(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).



   JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).


(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

   (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

   (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

   Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

 56 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.

  If you select the SecureSource(SM) -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

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- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix D for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

   (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

 58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

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- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBP remains unchanged.

   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a revocable trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

 60 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 65.

   (b) the rider anniversary following the date the younger covered spouse reaches age 65.

   (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

       (3) the rider anniversary following the date the surviving covered spouse reaches age 65.

   (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the sum of the purchase payment plus any purchase payment credits.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the RALP -- the ALP remains unchanged.

   (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to the purchase payments, plus purchase payment credit, multiplied by 6%.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

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- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations there under that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

 62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

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RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: Minimum contract values following surrender no longer apply to your contract. For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

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If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

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- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) riders.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

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If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life rider or SecureSource(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

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AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix E.

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GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER


THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.


The GWB for Life rider is an optional benefit that you may select for an additional annual charge if (1):

- the rider is available in your state; and

- you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

(1) The GWB for Life rider is not available under an inherited qualified annuity.

You must elect the GWB for Life rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

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- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:

-LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value is less than $600*, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living (except, if the contract is continued under the spousal continuation provision of the contract).

     * Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.

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- USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program".) Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

  You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities".) Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions.") If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take a surrender is restricted (see "TSA -- Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

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- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

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2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to that purchase payment amount plus any purchase payment credit, multiplied by 7%.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

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COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

- At step ups-- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change-- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

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- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credit, multiplied by 6%.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

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- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

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IF CONTRACT VALUE REDUCES TO LESS THAN $600*: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

* Under the current administrative practice, we allow the minimum contract value to be $0. Therefore, these scenarios will only apply when the contract value is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

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CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").


This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.


This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

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- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See
  "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource(SM) rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life or SecureSource(SM) rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life or SecureSource(SM) rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life or SecureSource(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

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- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contact is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life or SecureSource(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is an RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, EEB, EEP, ACCUMULATION BENEFIT, GWB FOR LIFE OR SECURESOURCE(SM)):
As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

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TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. Other plans pay selling firms a smaller commission on purchase payments, and then pay ongoing commissions ("trail commissions"). We may pay trail commissions of up to 1% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

   - providing service to contract owners; and

   - funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   85

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.


PAYMENTS TO FINANCIAL ADVISORS



- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.



- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.


ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   87

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  A I M Advisors, Inc.
Appreciation Fund, Series II  stocks of companies likely to benefit from new
Shares                        or innovative products, services or processes as
                              well as those with above-average long-term
                              growth and excellent prospects for future
                              growth. The fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Fund, Series II Shares        in securities (including common stocks,
                              convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. The fund        A I M Advisors, Inc.
Fund, Series II Shares        normally invests at least 80% of its net assets
                              in the equity securities and equity related
                              instruments of companies involved in the
                              financial services sector. These companies
                              include, but are not limited to, banks,
                              insurance companies, investment and
                              miscellaneous industries, and suppliers to
                              financial services companies. The fund may
                              invest up to 25% of its assets in securities of
                              non-U.S. issuers. Securities of Canadian issuers
                              and American Depositary Receipts are not subject
                              to this 25% limitation.
AIM V.I. Global Health Care   Capital growth. The fund seeks to meet its        A I M Advisors, Inc.
Fund, Series II Shares        objective by investing, normally, at least 80%
                              of its assets in securities of health care
                              industry companies. The fund may invest up to
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Growth Fund, Series II        in a diversified portfolio of international
Shares                        equity securities whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.

 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP Mid Cap   Long-term capital growth with income as           American Century Investment Management,
Value, Class II               secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes are
                              undervalued at the time of purchase. The fund
                              will invest at least 80% of its assets in
                              securities of companies whose market
                              capitalization at the time of purchase is within
                              the capitalization range of the Russell 3000
                              Index, excluding the largest 100 such companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Columbia High Yield Fund,     High level of current income with capital         Columbia Management Advisors, LLC
Variable Series, Class B      appreciation as a secondary objective when
                              consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its
                              net assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Columbia Marsico Growth       Long-term growth of capital. The Fund invests     Columbia Management Advisors, LLC
Fund, Variable Series, Class  primarily in equity securities of                 (advisor); Marsico Capital Management,
A                             large-capitalization companies that are selected  LLC (sub-advisor)
                              for their growth potential. It generally holds a
                              core position of between 35 and 50 common
                              stocks. It may hold up to 25% of its assets in
                              foreign securities.
Columbia Marsico              Long-term growth of capital. The Fund normally    Columbia Management Advisors, LLC
International Opportunities   invests at least 65% of its assets in common      (advisor); Marsico Capital Management,
Fund, Variable Series, Class  stocks of foreign companies. While the Fund may   LLC (sub-advisor)
B                             invest in companies of any size, it focuses on
                              large companies. These companies are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States and generally holds a core position of 35
                              to 50 common stocks. The Fund may invest in
                              common stocks of companies operating in emerging
                              markets.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   89

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio                     short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Dreyfus Variable Investment   Capital growth. To pursue this goal, the          The Dreyfus Corporation, investment
Fund International Equity     portfolio primarily invests in growth stocks of   adviser
Portfolio, Service Shares     foreign companies. Normally, the portfolio
                              invests at least 80% of its assets in stocks,
                              including common stocks, preferred stocks and
                              convertible securities, including those
                              purchased in initial public offering.
Dreyfus Variable Investment   Long-term capital growth. To pursue this goal,    The Dreyfus Corporation
Fund International Value      the portfolio normally invests at least 80% of
Portfolio, Service Shares     its assets in stocks. The portfolio ordinarily
                              invests most of its assets in securities of
                              foreign companies which Dreyfus considers to be
                              value companies. The portfolio's stock
                              investments may include common stocks, preferred
                              stocks and convertible securities, including
                              those purchased in initial public offerings or
                              shortly thereafter. The portfolio may invest in
                              companies of any size. The portfolio may also
                              invest in companies located in emerging markets.
Eaton Vance VT Floating-      High level of current income. Non-diversified     Eaton Vance Management
Rate Income Fund              mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff monitors
                              the credit quality of the Fund holdings, as well
                              as other investments that are available. The
                              Fund may invest up to 25% of its total assets in
                              foreign securities and may engage in certain
                              hedging transactions.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Evergreen VA International    Long-term capital growth, with modest income as   Evergreen Investment Management
Equity Fund - Class 2         a secondary objective. The Fund seeks to achieve  Company, LLC its goal by investing primarily in equity
                              securities issued by established, quality
                              non-U.S. companies located in countries with
                              developed markets and may purchase securities
                              across all market capitalizations. The Fund may
                              also invest in emerging markets.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub-investment advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.

 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2     primarily in common stocks. Normally invests at   Far East, sub-investment advisers.
                              least 80% of assets in securities of companies
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2     primarily in common stocks of foreign             Far East, Fidelity International
                              securities. Normally invests at least 80% of      Investment Advisors (FIIA) and FIIA
                              assets in non-U.S. securities.                    U.K., sub-investment advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector.
(previously FTVIPT Franklin
Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent, in risk arbitrage securities
                              and distressed companies.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   91

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 90% of its total assets (not including
                              securities lending collateral and any investment
                              of that collateral) measured at time of purchase
                              ("Total Assets") in a diversified portfolio of
                              equity investments in U.S. issuers, including
                              foreign companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund will
                              invest at least 95% of its net assets plus any
                              borrowings for investment purposes (measured at
                              the time of purchase) in such equity
                              investments. The Fund's investments are selected
                              using both a variety of quantitative techniques
                              and fundamental research in seeking to maximize
                              the Fund's expected return, while maintaining
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash equivalents.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Legg Mason Partners Variable  Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Small Cap Growth Portfolio,   circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Class I                       its net assets in equity securities of companies  subadviser with small market capitalizations and related
Legg Mason Partners Variable  investments.
Small Cap Growth Portfolio,
Class II merged into this
fund on April 27, 2007.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies).
MFS(R) Total Return Series    Total return. Invests primarily in equity and     MFS Investment Management(R)
- Service Class               fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry.

 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust Socially     mainly in common stocks of mid- to
Responsive Portfolio (Class   large-capitalization companies. The Fund seeks
S)                            to reduce risk by investing across many
                              different industries. The Portfolio Managers
                              employ a research driven and valuation sensitive
                              approach to stock selection. They seek to
                              identify stocks in well-positioned businesses
                              that they believe are undervalued in the market.
                              They look for solid balance sheets, strong
                              management teams with a track record of success,
                              good cash flow, the prospect for above average
                              earnings growth and other valuation related
                              factors.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
Oppenheimer Value Fund/ VA,   Long-term growth of capital with realization of   OppenheimerFunds, Inc.
Service Shares                current income as a secondary consideration.
                              Invests mainly in common stocks of different
                              capitalization ranges and currently emphasizes
                              large capitalization stocks.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   93

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
RiverSource Variable          Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              total assets in foreign investments.
RiverSource Variable          Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit and commercial paper,
                              including asset-backed commercial paper.
RiverSource Variable          High total return through current income and      RiverSource Investments, LLC
Portfolio - Core Bond Fund    capital appreciation. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not
                              invest in securities rated below investment
                              grade, although it may hold securities that have
                              been downgraded.

 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
RiverSource Variable          High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend-paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its total assets in foreign investments.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, subadviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Fundamental       primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Value Fund                    companies. Under normal market conditions, the    subadviser.
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource Variable          High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RiverSource Variable          Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or instrumentalities
                              and corporations.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   95

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource Variable          Currently:                                        RiverSource Investments, LLC
Portfolio - High Yield Bond   High current income, with capital growth as a
Fund                          secondary objective. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in high-yielding, high-risk corporate
                              bonds (junk bonds) issued by U.S. and foreign
                              companies and governments.
                              Effective Oct. 1, 2007:
                              High current income, with capital growth as a
                              secondary objective. Under normal market
                              conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RiverSource Variable          Currently:                                        RiverSource Investments, LLC
Portfolio - Income            High total return through current income and
Opportunities Fund            capital appreciation. Under normal market
                              conditions, invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security.
                              Effective Sept. 28, 2007:
                              High total return through current income and
                              capital appreciation. Under normal market
                              conditions, the Fund's assets are invested
                              primarily in income-producing debt securities,
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These income-
                              producing debt securities include corporate debt
                              securities as well as bank loans. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security. Up
                              to 25% of the Fund may be in foreign
                              investments.
RiverSource Variable          Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, subadviser.
                              markets.
RiverSource Variable          Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase.


 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks.
RiverSource Variable          Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RiverSource Variable          Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.
RiverSource Variable          Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Portfolio - Select Value      in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Fund                          well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       subadvisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range
                              of the Russell 3000(R) Value Index.
RiverSource Variable          High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RiverSource Variable          Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       subadviser
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   97

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Fund                          net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
                              time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
                              that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index.                              subadvisers.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              foreign real estate companies.                    sub-advisers
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth-oriented equity securities of U.S. mid     Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, subadviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, subadviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                             1 + I
  EARLY WITHDRAWAL AMOUNT  (x)          (LOGO) -------------- (LOGO)(N/12) - 1 (LOGO) = MVA
                                             1 + J + .001

Where        i     =   rate earned in the GPA from which amounts are being
                       transferred or surrendered.
             j     =   current rate for a new Guaranteed Period equal to the
                       remaining term in the current Guarantee Period (rounded up to the next year).
             n     =   number of months remaining in the current Guarantee Period
                       (rounded up to the next month).

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                            1.030
  $1,000  (x)          (LOGO) ---------------  (LOGO)(84/12) - 1 (LOGO) = -$39.84
                            1 + .035 + .001

In this example, the MVA is a negative $39.84.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   99

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                            1.030
  $1,000  (x)          (LOGO) ---------------  (LOGO)(84/12) - 1 (LOGO) = $27.61
                            1 + .025 + .001

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase
        Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%    = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                  CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   101

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase
        Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.59)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41

 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the Contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the TFA and Amount Free that is
        from Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   103

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the Amount Free that is from
        Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                        CPP = PR X (PP -- PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.00)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41

 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit as follows:

     The total purchase payments minus adjustments for partial surrenders:

    Total purchase payments                                       $20,000
    minus adjusted partial surrenders, calculated as:
    $1,500 X $20,000
    ----------------- =                                            -1,667
        $18,000                                                  --------
    for a death benefit of:                                       $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

     We calculate the death benefit as follows:

    The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your contract anniversary contract values:        $24,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $24,000
    ----------------- =                                            -1,636
        $22,000                                                  --------
    for a death benefit of:                                       $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   105

    We calculate the death benefit as follows:
    The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your 5-year contract anniversary contract
      values:                                                     $30,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $30,000
    ----------------- =                                            -1,800
        $25,000                                                  --------
    for a death benefit of:                                       $28,200

EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

  MAV death benefit amount (contract value):                     $110,000
  plus the EEB which equals 40% of earnings at death (MAV
    death benefit amount minus payments not previously
    surrendered):
    0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                 --------
  Total death benefit of:                                        $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):          $110,000
  plus the EEB (40% of earnings at death):
    0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                 --------
  Total death benefit of:                                        $114,000

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
  $110,000 - ($50,000 x $110,000)
             --------------------- =
                  $105,000                                        $57,619
  plus the EEB (40% of earnings at death):
    0.40 X ($57,619 - $55,000) =                                   +1,048
                                                                 --------
  Total death benefit of:                                         $58,667

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

  MAV death benefit amount (contract value):                     $200,000
  plus the EEB (40% of earnings at death)
    0.40 X 2.50 X ($55,000) =                                     +55,000
                                                                 --------
  Total death benefit of:                                        $255,000

 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

  MAV death benefit amount (contract value less purchase
    payment credits reversed):                                   $250,000
  plus the EEB (40% of earnings at death)
    0.40 X 2.50 X ($55,000) =                                     +55,000
                                                                 --------
  Total death benefit of:                                        $305,000

- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

  MAV death benefit amount (contract value):                     $250,500
    plus the EEB which equals 40% of earnings at death (the
    standard death benefit amount minus payments not
    previously surrendered):
    0.40 X ($250,500 - $105,000) =                                +58,200
                                                                 --------
  Total death benefit of:                                        $308,700

EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

  MAV death benefit amount (contract value):                     $110,000
  plus the EEP Part I which equals 40% of earnings at death
    (the MAV death benefit amount minus purchase payments not
    previously surrendered):
    0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                 --------
  Total death benefit of:                                        $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):          $110,000
  plus the EEP Part I (40% of earnings at death):
    0.40 X ($110,000 - $100,000) =                                 +4,000
  plus the EEP Part II which in the third contract year
    equals 10% of exchange purchase payments identified at
    issue and not previously surrendered:
    0.10 X $100,000 =                                             +10,000
                                                                 --------
  Total death benefit of:                                        $124,000

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   107

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
  $110,000 - ($50,000 X $110,000)
             --------------------- =
                  $105,000                                        $57,619
  plus the EEP Part I (40% of earnings at death):
    0.40 X ($57,619 - $55,000) =                                   +1,048
  plus the EEP Part II which in the third contract year
    equals 10% of exchange purchase payments identified at
    issue and not previously surrendered:
    0.10 X $55,000 =                                               +5,500
                                                                 --------
  Total death benefit of:                                         $64,167

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

  MAV death benefit amount (contract value):                     $200,000
  plus the EEP Part I (40% of earnings at death)
    .40 X (2.50 X $55,000) =                                      +55,000
  plus the EEP Part II which after the fourth contract year
    equals 20% of exchange purchase payments identified at
    issue and not previously surrendered: 0.20 x $55,000 =        +11,000
                                                                 --------
  Total death benefit of:                                        $266,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

  MAV death benefit amount (contract value less purchase
    payment credits reversed):                                   $250,000
  plus the EEP Part I (40% of earnings at death)
    .40 X (2.50 X $55,000) =                                      +55,000
  plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
    issue and not previously surrendered: 0.20 X $55,000 =        +11,000
                                                                 --------
  Total death benefit of:                                        $316,000

- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

  MAV death benefit amount (contract value):                     $250,500
  plus the EEP Part I which equals 40% of earnings at death
    (the MAV death benefit minus payments not previously
    surrendered):
    0.40 x ($250,500 - $105,000) =                                +58,200
  plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
    issue and not previously surrendered: 0.20 X $55,000 =        +11,000
                                                                 --------
  Total death benefit of:                                        $319,700

 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option

- The Accumulation Benefit rider fee is 0.60%.

                        ASSUMED NET      PARTIAL SURRENDER        ADJUSTED                   ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER    MCAV     BENEFIT AMOUNT   CONTRACT VALUE
          1                  12%                   0                    0         100,000            0          111,328
          2                  15%                   0                    0         102,422            0          127,259
          3                   3%                   0                    0         104,861            0          130,290
          4                  -8%                   0                    0         104,861            0          119,148
          5                 -15%                   0                    0         104,861            0          100,647
          6                  20%               2,000                2,084         102,778            0          117,666
          7                  15%                   0                    0         108,252            0          134,504
          8                 -10%                   0                    0         108,252            0          120,327
          9                 -20%               5,000                4,498         103,754            0           91,639
         10                 -12%                   0                    0         103,754       23,734          103,754

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   109

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        7,000         92,000      100,000       93,000      7,000        0
 1                0            0         91,000      100,000       93,000      7,000    7,000
 1.5              0        7,000         83,000      100,000       86,000      7,000        0
 2                0            0         81,000      100,000       86,000      7,000    7,000
 5                0            0         75,000      100,000       86,000      7,000    7,000
 5.5              0        5,160         70,000      100,000       80,840      7,000    1,840
 6                0            0         69,000      100,000       80,840      7,000    7,000
 6.5              0        7,000         62,000      100,000       73,840      7,000        0
 7                0            0         70,000      100,000       73,840      7,000    7,000
 7.5              0       10,000         51,000       51,000(3)    51,000(3)   3,570        0
 8                0            0         55,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 1.5            N/A            N/A
 2              N/A            N/A
 5            5,160(1)       5,160(1)
 5.5          5,160              0
 6            5,160          5,160
 6.5          3,720(2)           0
 7            4,200          4,200
 7.5          3,060(3)           0
 8            3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5          6,900(3)           0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   111

EXAMPLE -- SECURESOURCE(SM) RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                     HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                               ASSUMED      -----------------------------------------
DURATION   PURCHASE      PARTIAL       CONTRACT
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        5,000         92,000      100,000       95,000      7,000    2,000
 1                0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                0            0         81,000       90,000       90,000      6,300    6,300
 5                0            0         75,000       90,000       90,000      6,300    6,300
 5.5              0        5,400         70,000       90,000       84,600      6,300      900
 6                0            0         69,000       90,000       84,600      6,300    6,300
 6.5              0        6,300         62,000       90,000       78,300      6,300        0
 7                0            0         64,000       90,000       78,300      6,300    6,300
 7.5              0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 8                0            0         55,000       55,000       55,000      3,850    3,850

          LIFETIME WITHDRAWAL BENEFIT
CONTRACT  ---------------------------
DURATION
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 2              N/A            N/A
 5            5,400(2)       5,400(2)
 5.5          5,400              0
 6            5,400          5,400
 6.5          3,720(3)           0
 7            3,840          3,840
 7.5          3,060(4)           0
 8            3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.

                                     HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                               ASSUMED      -----------------------------------------
DURATION   PURCHASE      PARTIAL       CONTRACT
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750
 6.5              0            0        110,000      125,000      125,000      8,750    8,750
 7                0            0        105,000      125,000      125,000      8,750    8,750

          LIFETIME WITHDRAWAL BENEFIT
CONTRACT  ---------------------------
DURATION
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5        6,900(3)             0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500
 6.5          6,600(5)       6,600(5)
 7            6,600          6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   113

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                     HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                               ASSUMED      -----------------------------------------
DURATION   PURCHASE      PARTIAL       CONTRACT
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        5,000         92,000      100,000       95,000      7,000    2,000
 1                0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                0            0         81,000       90,000       90,000      6,300    6,300
 6                0            0         75,000       90,000       90,000      6,300    6,300
 6.5              0        5,400         70,000       90,000       84,600      6,300      900
 7                0            0         69,000       90,000       84,600      6,300    6,300
 7.5              0        6,300         62,000       90,000       78,300      6,300        0
 8                0            0         64,000       90,000       78,300      6,300    6,300
 8.5              0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 9                0            0         55,000       55,000       55,000      3,850    3,850
 9.5              0            0         54,000       55,000       55,000      3,850    3,850
 10               0            0         52,000       55,000       55,000      3,850    3,850

          LIFETIME WITHDRAWAL BENEFIT
CONTRACT  ---------------------------
DURATION
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 2              N/A            N/A
 6            5,400(2)       5,400(2)
 6.5          5,400              0
 7            5,400          5,400
 7.5          3,720(3)           0
 8            3,840          3,840
 8.5          3,060(4)           0
 9            3,300          3,300
 9.5          3,300          3,300
 10           3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.
(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                     HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                               ASSUMED      -----------------------------------------
DURATION   PURCHASE      PARTIAL       CONTRACT
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750
 6.5              0            0        110,000      125,000      125,000      8,750    8,750
 7                0            0        105,000      125,000      125,000      8,750    8,750

          LIFETIME WITHDRAWAL BENEFIT
CONTRACT  ---------------------------
DURATION
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5          6,900(3)           0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500
 6.5          7,500          7,500
 7            7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   115

APPENDIX F: ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource(SM) rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you. For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that Contract Year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) or GWB for Life rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined;

(3) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource(SM) riders); and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRAs under Section 408A of the Code;

4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

5. Custodial and investment only plans under Section 401(a) of the Code;

6. TSAs under Section 403(b) of the Code.

 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource(SM) rider or GWB for Life rider.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   117

APPENDIX G: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,060
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  719
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  695
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               16,983
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  607
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                6,467
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,936
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               33,087
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  346
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  987
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               36,949
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                3,143
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2,469
-----------------------------------------------------------------------------------

 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)           48,403
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS
  B (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.20
Number of accumulation units outstanding at end of period (000 omitted)           23,001
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)           23,928
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              733
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              693
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)           46,638
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              403
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)            1,467
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)           94,738
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)           36,125
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)            2,653
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)            6,443
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            4,228
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            5,798
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   119

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            4,040
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              277
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              320
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)            2,045
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)            4,446
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)           26,194
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              164
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)            2,542
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)            3,088
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)           64,310
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)              138
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           82,883
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              829
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)           34,337
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.64% and 3.71%, respectively.
-----------------------------------------------------------------------------------------------

 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)              736
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)          145,290
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           93,936
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.34
Number of accumulation units outstanding at end of period (000 omitted)           18,150
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)           64,829
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)           41,689
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)           53,228
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            1,470
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            6,215
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           49,975
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)            1,285
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              461
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              285
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)              338
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)           50,393
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   121

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            1,079
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              107
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            2,091
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              397
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)           24,338
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           67,895
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)           21,964
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)           17,766
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)           23,903
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            9,756
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              556
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)            1,212
-----------------------------------------------------------------------------------------------

 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,047
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  575
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  377
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                7,279
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  566
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2,366
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  815
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               17,586
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  170
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,124
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               16,170
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                3,228
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2,032
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               25,237
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11,268
-----------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   123

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)           11,513
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              334
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              218
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)           27,120
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              252
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              776
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)           48,092
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)           18,038
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)            1,434
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)            3,157
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            2,407
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            4,294
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            1,797
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              122
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------

 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              321
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)            1,087
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)            2,967
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)           12,041
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              124
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)            2,158
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)            2,177
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)           37,454
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)              113
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           42,994
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              692
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)           30,300
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.47% and 3.53%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            1,313
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)           82,281
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   125

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           47,849
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.34
Number of accumulation units outstanding at end of period (000 omitted)            8,077
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)           31,988
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)           23,263
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)           29,756
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            1,229
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            4,619
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           28,107
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)            1,483
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              275
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              255
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)              201
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)           23,159
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              808
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               84
-----------------------------------------------------------------------------------------------

 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            1,511
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              344
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)           10,682
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           32,553
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.28
Number of accumulation units outstanding at end of period (000 omitted)           11,119
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            8,501
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)           11,710
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            4,737
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              327
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              854
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   127

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  159
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  320
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   92
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                3,445
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   98
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,142
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  507
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                8,397
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  111
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  250
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                7,306
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,105
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  588
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11,519
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                5,330
-----------------------------------------------------------------------------------

 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            5,526
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              187
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              104
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)           11,485
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               85
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              403
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)           21,709
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            8,140
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              577
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)            1,034
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL SMALL CAP VALUE SECURITIES FUND - CLASS 2
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)              896
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            2,910
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            1,088
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)               30
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   129

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               77
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              980
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)            1,198
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)            5,540
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              131
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              890
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)            1,148
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)           15,783
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               14
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           18,644
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              306
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            9,715
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.38% and 3.44%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)              238
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)           34,539
-----------------------------------------------------------------------------------------------

 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           20,717
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.34
Number of accumulation units outstanding at end of period (000 omitted)            3,634
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)           14,138
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            9,735
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)           12,575
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              367
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            1,111
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           11,996
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              490
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              129
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               24
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)              160
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)           10,320
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              235
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               61
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   131

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              369
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               54
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            4,783
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           14,779
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.28
Number of accumulation units outstanding at end of period (000 omitted)            5,010
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            3,807
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)            5,176
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            2,525
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              120
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              248
-----------------------------------------------------------------------------------------------

 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   15
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   33
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   25
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  203
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   21
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   66
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   73
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  875
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   12
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   76
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  508
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  118
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  166
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,110
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  474
-----------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   133

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)              738
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)               66
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               61
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            1,613
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)                3
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               62
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)            1,983
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)              824
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              120
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.20
Number of accumulation units outstanding at end of period (000 omitted)              108
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)              119
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              403
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              186
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                -
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------

 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               60
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              176
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)              101
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              432
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               13
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              108
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              133
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            3,211
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)                -
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)            1,767
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               42
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            2,340
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.23% and 3.28%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            3,649
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   135

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            2,080
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.34
Number of accumulation units outstanding at end of period (000 omitted)              297
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            1,144
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            1,823
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            1,572
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               64
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              163
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)            1,216
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               97
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               17
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                3
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               28
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)              810
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               12
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------

 136 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               45
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               24
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              336
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            1,254
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.28
Number of accumulation units outstanding at end of period (000 omitted)              494
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              295
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)              495
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              279
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                7
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               65
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   137

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  257
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  252
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   60
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,832
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  102
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  564
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  293
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                5,843
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   23
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  267
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                4,125
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  903
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  576
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                7,437
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                3,503
-----------------------------------------------------------------------------------

 138 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)            3,433
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              205
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               72
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)           10,136
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               35
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              382
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)           14,254
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            5,441
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              483
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)            1,107
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            1,064
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            2,030
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              665
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)               27
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   139

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               80
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              793
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)            1,005
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)            3,205
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               29
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              663
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              715
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)           12,934
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               98
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)           12,825
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              225
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            9,800
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.17% and 3.22%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)              178
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)           26,100
-----------------------------------------------------------------------------------------------

 140 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)           14,023
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.34
Number of accumulation units outstanding at end of period (000 omitted)            2,130
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)            8,957
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            7,409
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            9,303
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              220
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            1,205
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)            8,700
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              266
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              207
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               20
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               44
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            6,289
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              361
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               32
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   141

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              623
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               51
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            2,786
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            9,512
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.28
Number of accumulation units outstanding at end of period (000 omitted)            3,387
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            2,328
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)            3,490
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            1,995
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)               37
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              178
-----------------------------------------------------------------------------------------------

 142 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   96
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   13
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  114
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  222
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   14
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   43
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   65
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,561
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    4
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   40
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  530
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  213
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  286
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,493
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (6/26/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  748
-----------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   143

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)              700
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)               35
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               18
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            4,655
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               32
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               79
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            3,216
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            1,152
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              234
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.20
Number of accumulation units outstanding at end of period (000 omitted)              414
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)              232
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              485
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              196
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                4
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------

 144 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               57
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              156
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)              467
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              680
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              266
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              231
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            3,974
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)                6
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)            2,481
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              350
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            7,385
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.03% and 3.08%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            7,385
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            5,708
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   145

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            3,489
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.34
Number of accumulation units outstanding at end of period (000 omitted)              340
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)            1,499
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            1,982
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            2,119
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               69
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)              514
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)            1,866
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              100
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               38
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               15
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               16
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            1,085
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               10
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)                6
-----------------------------------------------------------------------------------------------

 146 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              130
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              417
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            1,999
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.28
Number of accumulation units outstanding at end of period (000 omitted)              624
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              397
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.24
Number of accumulation units outstanding at end of period (000 omitted)              779
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              422
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               74
-----------------------------------------------------------------------------------------------

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   147

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..................... p. 3
Rating Agencies................................. p. 4
Revenues Received During Calendar Year 2006..... p. 4
Principal Underwriter........................... p. 5
Independent Registered Public Accounting Firm... p. 5
Financial Statements

 148 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                         RIVERSOURCE RETIREMENT ADVISOR

                          VARIABLE ANNUITY(R) -- BAND 3

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY

                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                           VARIABLE ANNUITY -- BAND 3

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY

                 RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM)

                                VARIABLE ANNUITY

                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY

                         RIVERSOURCE VARIABLE ACCOUNT 10

                    (previously IDS Life Variable Account 10)



                                 SEPT. 10, 2007


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS



Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2006.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements



CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.


 2    RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:



A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------


Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance TrustSM                                             $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


 4    RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, IDS Life served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to IDS Life for the variable account has been: 2006:
$290,026,122; 2005: $197,139,903 and 2004: $122,265,642. IDS Life retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of the RiverSource Variable Account 10 which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Variable Annuity -- Band 3, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity -- Band 3, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and RiverSource Flexible Portfolio Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 104 segregated asset subaccounts of RiverSource Variable Account 10 (previously IDS Life Variable Account 10), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company (previously IDS Life Insurance Company). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Account 10's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Account 10's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 104 segregated asset subaccounts of RiverSource Variable Account 10, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                  (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 24, 2007


 6    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI         AIM VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
DEC. 31, 2006                                        SER I         SER II         SER I         SER II          SER I



 ASSETS
Investments, at value(1),(2)                      $74,671,394   $223,711,953   $53,160,352    $69,831,722   $396,958,020
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            2,052         38,469        75,599         16,387             --
Receivable for share redemptions                       58,204        214,083        47,254        145,991        941,337
------------------------------------------------------------------------------------------------------------------------
Total assets                                       74,731,650    223,964,505    53,283,205     69,994,100    397,899,357
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     50,158        153,256        35,997         47,436        400,593
    Contract terminations                               8,046         60,827        11,258         98,555        540,744
Payable for investments purchased                       2,052         38,469        75,599         16,387             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      60,256        252,552       122,854        162,378        941,337
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              74,500,269    223,674,593    53,114,547     69,805,384    394,632,991
Net assets applicable to contracts in payment
  period                                              171,125         37,360        45,804         26,338      2,325,029
Net assets applicable to seed money                        --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $74,671,394   $223,711,953   $53,160,351    $69,831,722   $396,958,020
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,847,879      8,634,193     2,884,447      3,839,017     14,583,322
(2) Investments, at cost                          $88,714,074   $191,459,096   $37,284,550    $51,893,257   $310,450,499
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI         AIM VI
                                                      DYN,        FIN SERV,     FIN SERV,     GLOBAL HLTH     INTL GRO,
DEC. 31, 2006 (CONTINUED)                            SER I          SER I         SER II     CARE, SER II      SER II

 ASSETS
Investments, at value(1),(2)                      $15,850,156    $30,101,537    $1,595,993    $91,681,734     $7,022,690
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            1,319          1,783        24,036        264,047         45,555
Receivable for share redemptions                       11,043         62,925         1,101         61,532          9,442
------------------------------------------------------------------------------------------------------------------------
Total assets                                       15,862,518     30,166,245     1,621,130     92,007,313      7,077,687
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     10,665         20,275         1,101         61,532          4,726
    Contract terminations                                 378         42,651            --             --          4,716
Payable for investments purchased                       1,319          1,783        24,036        264,047         45,555
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      12,362         64,709        25,137        325,579         54,997
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              15,826,329     30,094,729     1,595,993     91,681,734      7,022,690
Net assets applicable to contracts in payment
  period                                               23,827          6,807            --             --             --
Net assets applicable to seed money                        --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $15,850,156    $30,101,536    $1,595,993    $91,681,734     $7,022,690
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 924,207      1,728,980        92,094      4,292,216        240,916
(2) Investments, at cost                          $10,173,585    $23,432,947    $1,534,503    $87,205,107     $6,236,471
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AIM VI        AB VPS         AB VPS          AB VPS          AB VPS
                                                   TECH,      GLOBAL TECH,    GRO & INC,       INTL VAL,      LG CAP GRO,
DEC. 31, 2006 (CONTINUED)                          SER I          CL B           CL B            CL B            CL B



 ASSETS
Investments, at value(1),(2)                    $35,223,143    $38,748,334   $333,791,225   $1,057,186,926       $729,910
Dividends receivable                                     --             --             --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          3,322         98,535         48,466          677,427          6,277
Receivable for share redemptions                     57,549         26,497        505,547        1,054,435            495
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     35,284,014     38,873,366    334,345,238    1,058,918,788        736,682
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   23,873         25,541        228,407          718,038            495
    Contract terminations                            33,676            956        277,141          336,397             --
Payable for investments purchased                     3,322         98,535         48,466          677,427          6,277
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    60,871        125,032        554,014        1,731,862          6,772
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            35,223,143     38,748,334    333,474,490    1,056,476,514        729,800
Net assets applicable to contracts in payment
  period                                                 --             --        316,734          710,412             --
Net assets applicable to seed money                      --             --             --               --            110
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $35,223,143    $38,748,334   $333,791,224   $1,057,186,926       $729,910
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,512,350      2,287,387     12,394,773       42,731,889         27,680
(2) Investments, at cost                        $29,493,115    $36,291,771   $261,903,414   $  737,855,507       $699,908
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AC VP          AC VP          AC VP           AC VP           AC VP
                                                   INTL,          INTL,      MID CAP VAL,       ULTRA,           VAL,
DEC. 31, 2006 (CONTINUED)                           CL I          CL II          CL II           CL II           CL I

 ASSETS
Investments, at value(1),(2)                    $66,174,158   $123,391,731     $3,176,150     $203,884,825   $627,151,221
Dividends receivable                                     --             --             --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            128         91,926          6,943          565,793         25,568
Receivable for share redemptions                    180,979        135,238          2,200          155,579      1,282,154
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     66,355,265    123,618,895      3,185,293      204,606,197    628,458,943
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   44,988         84,429          2,147          137,167        573,419
    Contract terminations                           135,991         50,809             53           18,412        708,735
Payable for investments purchased                       128         91,926          6,943          565,793         25,568
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   181,107        227,164          9,143          721,372      1,307,722
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            66,014,495    123,213,005      3,176,150      203,884,825    624,638,642
Net assets applicable to contracts in payment
  period                                            159,663        178,726             --               --      2,512,579
Net assets applicable to seed money                      --             --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $66,174,158   $123,391,731     $3,176,150     $203,884,825   $627,151,221
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             6,538,948     12,217,003        235,445       20,429,341     71,756,433
(2) Investments, at cost                        $56,914,076   $ 81,926,984     $3,107,935     $202,888,491   $499,330,183
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     AC VP                         COL        COL MARSICO    COL MARSICO
                                                     VAL,        CALVERT VS     HI YIELD,        GRO,         INTL OPP,
DEC. 31, 2006 (CONTINUED)                            CL II       SOCIAL BAL      VS CL B        VS CL A        VS CL B



 ASSETS
Investments, at value(1),(2)                     $437,608,479   $56,141,864   $114,551,839   $331,754,198   $169,997,946
Dividends receivable                                       --            --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           39,416        10,395        103,893        836,593        530,817
Receivable for share redemptions                      729,285        49,706         81,737        224,669        114,517
------------------------------------------------------------------------------------------------------------------------
Total assets                                      438,377,180    56,201,965    114,737,469    332,815,460    170,643,280
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    301,553        38,885         80,303        224,670        114,518
    Contract terminations                             427,732        10,821          1,434             --             --
Payable for investments purchased                      39,416        10,395        103,893        836,593        530,817
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     768,701        60,101        185,630      1,061,263        645,335
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             436,944,876    56,023,255    114,538,218    331,749,010    169,977,143
Net assets applicable to contracts in payment
  period                                              663,603       118,609         13,621          5,187         20,802
Net assets applicable to seed money                        --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $437,608,479   $56,141,864   $114,551,839   $331,754,197   $169,997,945
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              50,126,974    27,656,091      9,935,112     17,479,146      7,744,781
(2) Investments, at cost                         $375,011,476   $50,158,246   $110,023,134   $307,524,161   $152,674,478
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                      CS             CS            CS          DREY VIF       DREY VIF
                                                   COMMODITY      MID-CAP        SM CAP        INTL EQ,       INTL VAL,
DEC. 31, 2006 (CONTINUED)                           RETURN          CORE         CORE I          SERV           SERV

 ASSETS
Investments, at value(1),(2)                     $137,217,868   $25,342,871   $208,261,571     $1,844,513     $1,351,009
Dividends receivable                                       --            --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          375,968            --             --          1,022          9,829
Receivable for share redemptions                      217,997        51,119        546,038          2,505            960
------------------------------------------------------------------------------------------------------------------------
Total assets                                      137,811,833    25,393,990    208,807,609      1,848,040      1,361,798
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     93,740        17,264        210,936          1,361            954
    Contract terminations                             124,257        33,855        335,103          1,144              6
Payable for investments purchased                     375,968            --             --          1,022          9,829
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     593,965        51,119        546,039          3,527         10,789
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             137,217,868    25,325,816    207,521,229      1,844,513      1,351,009
Net assets applicable to contracts in payment
  period                                                   --        17,055        740,341             --             --
Net assets applicable to seed money                        --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $137,217,868   $25,342,871   $208,261,570     $1,844,513     $1,351,009
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              13,232,196     1,885,630     13,350,101         91,996         69,389
(2) Investments, at cost                         $139,742,773   $24,834,848   $212,483,217     $1,704,374     $1,265,343
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   EV VT           EG VA           EG VA          FID VIP        FID VIP
                                               FLOATING-RATE    FUNDAMENTAL      INTL EQ,       CONTRAFUND,    GRO & INC,
DEC. 31, 2006 (CONTINUED)                           INC        LG CAP, CL 2        CL 2          SERV CL 2       SERV CL



 ASSETS
Investments, at value(1),(2)                    $306,684,071   $ 32,620,279   $   71,677,408   $654,611,294   $209,031,284
Dividends receivable                               1,570,870             --               --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                       1,095,193         10,747           20,211      1,833,839            114
Receivable for share redemptions                     212,363         40,113           85,992        441,362        257,504
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     309,562,497     32,671,139       71,783,611    656,886,495    209,288,902
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   212,362         22,440           50,385        441,362        141,591
    Contract terminations                                 --         17,673           35,607             --        115,913
Payable for investments purchased                  2,666,064         10,747           20,211      1,833,839            114
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  2,878,426         50,860          106,203      2,275,201        257,618
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            306,684,071     32,549,980       71,658,532    654,524,665    208,565,188
Net assets applicable to contracts in payment
  period                                                  --         70,215           18,876         86,629        466,096
Net assets applicable to seed money                       --             84               --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $306,684,071   $ 32,620,279   $   71,677,408   $654,611,294   $209,031,284
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             30,546,222      1,670,265        4,446,489     21,041,829     13,056,295
(2) Investments, at cost                        $306,529,023   $ 27,013,376   $   60,956,351   $659,894,764   $185,671,380
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  FID VIP         FID VIP         FID VIP         FID VIP        FID VIP
                                                 GRO & INC,      MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
DEC. 31, 2006 (CONTINUED)                        SERV CL 2        SERV CL        SERV CL 2        SERV CL       SERV CL 2

 ASSETS
Investments, at value(1),(2)                    $417,155,182   $413,295,616   $1,208,846,883   $102,498,316   $248,078,486
Dividends receivable                                      --             --               --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             117            189          817,325         10,778         38,332
Receivable for share redemptions                     473,193        592,555          849,882         69,003        454,790
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     417,628,492    413,888,360    1,210,514,090    102,578,097    248,571,608
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   286,261        278,877          829,836         69,003        170,941
    Contract terminations                            186,932        313,677           20,047             --        283,848
Payable for investments purchased                        117            189          817,325         10,778         38,332
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    473,310        592,743        1,667,208         79,781        493,121
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            416,393,574    412,141,496    1,208,050,334    102,076,131    247,678,132
Net assets applicable to contracts in payment
  period                                             761,608      1,154,121          796,548        422,185        400,355
Net assets applicable to seed money                       --             --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $417,155,182   $413,295,617   $1,208,846,882   $102,498,316   $248,078,487
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             26,302,344     11,948,413       35,294,799      4,295,822     10,445,410
(2) Investments, at cost                        $328,387,189   $252,194,662   $  952,937,402   $ 76,959,278   $164,883,125
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                              FTVIPT FRANK      FTVIPT FRANK        FTVIPT           FTVIPT          FTVIPT
                                            GLOBAL REAL EST,     SM CAP VAL,    MUTUAL SHARES    TEMP DEV MKTS      TEMP FOR
DEC. 31, 2006 (CONTINUED)                         CL 2              CL 2          SEC, CL 2        SEC, CL 1        SEC, CL 2



 ASSETS
Investments, at value(1),(2)                  $773,536,215      $380,878,128     $309,114,172     $252,257,533     $51,831,219
Dividends receivable                                    --                --               --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   103,161            86,297           64,465               --              --
Receivable for share redemptions                 1,256,314           585,238          463,296          766,760          57,600
------------------------------------------------------------------------------------------------------------------------------
Total assets                                   774,895,690       381,549,663      309,641,933      253,024,293      51,888,819
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 527,049           260,962          216,073          254,546          35,149
    Contract terminations                          729,265           324,276          247,222          512,214          22,451
Payable for investments purchased                  103,161            86,297           64,465               --              --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                1,359,475           671,535          527,760          766,760          57,600
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          772,690,536       380,557,029      308,668,311      251,452,132      51,618,138
Net assets applicable to contracts in
  payment period                                   845,679           321,099          445,862          805,401         213,081
Net assets applicable to seed money                     --                --               --               --              --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                              $773,536,215      $380,878,128     $309,114,173     $252,257,533     $51,831,219
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           22,304,966        20,270,257       15,100,839       18,121,949       2,768,762
(2) Investments, at cost                      $532,986,121      $264,632,818     $245,035,824     $139,427,766     $34,430,956
------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                                 GS VIT            GS VIT           GS VIT        JANUS ASPEN      JANUS ASPEN
                                                 MID CAP         STRUCTD SM      STRUCTD U.S.     GLOBAL TECH,      INTL GRO,
DEC. 31, 2006 (CONTINUED)                       VAL, INST       CAP EQ, INST       EQ, INST           SERV            SERV

 ASSETS
Investments, at value(1),(2)                  $835,017,909       $37,272,147     $524,190,859      $23,643,711    $192,641,557
Dividends receivable                                    --                --               --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    54,695                --          235,592            4,962              --
Receivable for share redemptions                   994,643            25,479          396,917           15,900         386,929
------------------------------------------------------------------------------------------------------------------------------
Total assets                                   836,067,247        37,297,626      524,823,368       23,664,573     193,028,486
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 571,028            25,397          357,424           15,900         129,155
    Contract terminations                          423,614                82           39,493               --         257,774
Payable for investments purchased                   54,695                --          235,592            4,962              --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                1,049,337            25,479          632,509           20,862         386,929
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          834,299,667        37,213,950      523,646,208       23,565,786     192,439,327
Net assets applicable to contracts in
  payment period                                   718,243            58,197          544,651           77,925         202,230
Net assets applicable to seed money                     --                --               --               --              --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                              $835,017,910       $37,272,147     $524,190,859      $23,643,711    $192,641,557
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           51,896,700         2,581,174       35,732,165        5,537,169       3,806,393
(2) Investments, at cost                      $743,932,651       $29,842,331     $436,520,923      $31,908,872    $110,830,857
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                              JANUS ASPEN        LAZARD        LM PTNRS           MFS              MFS
                                              MID CAP GRO,       RETIRE       VAR SM CAP    INV GRO STOCK,      NEW DIS,
DEC. 31, 2006 (CONTINUED)                         SERV       INTL EQ, SERV    GRO, CL II        SERV CL          SERV CL



 ASSETS
Investments, at value(1),(2)                   $30,258,127    $207,521,839     $2,517,259    $136,819,006      $98,902,083
Dividends receivable                                    --              --             --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                     5,265              --          2,679          78,423               20
Receivable for share redemptions                    30,731         242,204         66,947         155,934          237,954
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    30,294,123     207,764,043      2,586,885     137,053,363       99,140,057
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  20,116         141,845          1,728          93,713           67,957
    Contract terminations                           10,615         100,359         65,219          62,221          169,997
Payable for investments purchased                    5,265              --          2,679          78,423               20
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   35,996         242,204         69,626         234,357          237,974
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           30,244,976     207,037,169      2,517,089     136,541,826       98,808,511
Net assets applicable to contracts in
  payment period                                    13,151         484,670             --         277,180           93,572
Net assets applicable to seed money                     --              --            170              --               --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $30,258,127    $207,521,839     $2,517,259    $136,819,006      $98,902,083
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              939,985      13,936,994        173,007      13,117,834        5,766,885
(2) Investments, at cost                       $34,085,073    $145,916,697     $2,515,754    $129,464,264      $81,394,765
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                  MFS             MFS           NB AMT        NB AMT SOC          OPPEN
                                             TOTAL RETURN,     UTILITIES,        INTL,        RESPONSIVE,    GLOBAL SEC VA,
DEC. 31, 2006 (CONTINUED)                       SERV CL         SERV CL          CL S            CL S             SERV

 ASSETS
Investments, at value(1),(2)                  $106,831,274    $254,044,012   $160,105,820        $530,352     $176,343,816
Dividends receivable                                    --              --             --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    65,452         113,754        477,665             976           84,238
Receivable for share redemptions                    76,343         293,607        108,236             573          242,175
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   106,973,069     254,451,373    160,691,721         531,901      176,670,229
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  76,343         173,022        108,236             385          123,043
    Contract terminations                               --         120,586             --             189          119,132
Payable for investments purchased                   65,452         113,754        477,665             976           84,238
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  141,795         407,362        585,901           1,550          326,413
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          106,606,815     253,760,548    160,105,820         530,265      176,204,675
Net assets applicable to contracts in
  payment period                                   224,459         283,463             --              --          139,141
Net assets applicable to seed money                     --              --             --              86               --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $106,831,274    $254,044,011   $160,105,820        $530,351     $176,343,816
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,929,916       8,757,119     11,204,046          31,777        4,832,661
(2) Investments, at cost                      $100,132,307    $184,312,073   $142,297,668        $498,673     $148,244,502
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                  OPPEN            OPPEN           OPPEN        PIMCO VIT        PIONEER
                                                MAIN ST SM       STRATEGIC        VAL VA,       ALL ASSET,     EQ INC VCT,
DEC. 31, 2006 (CONTINUED)                      CAP VA, SERV    BOND VA, SERV       SERV         ADVISOR CL        CL II



 ASSETS
Investments, at value(1),(2)                   $113,491,896    $936,135,727        $395,618    $460,232,672    $69,591,303
Dividends receivable                                     --              --              --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    137,041       2,157,857             734       1,260,066             --
Receivable for share redemptions                    225,590         641,614             279         314,802         97,416
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    113,854,527     938,935,198         396,631     461,807,540     69,688,719
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   79,301         641,614             279         314,802         48,032
    Contract terminations                           146,290              --              --              --         49,384
Payable for investments purchased                   137,041       2,157,857             734       1,260,066             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   362,632       2,799,471           1,013       1,574,868         97,416
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           113,424,715     935,492,215         395,458     460,232,672     69,405,174
Net assets applicable to contracts in
  payment period                                     67,180         643,512              --              --        186,129
Net assets applicable to seed money                      --              --             160              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $113,491,895    $936,135,727        $395,618    $460,232,672    $69,591,303
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             5,979,552     175,306,316          34,193      39,403,482      2,775,880
(2) Investments, at cost                       $ 99,126,562    $900,503,890        $417,087    $460,849,279    $50,222,306
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 PIONEER          PUT VT          PUT VT          PUT VT         PUT VT
                                              INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,     NEW OPP,
DEC. 31, 2006 (CONTINUED)                         CL II            CL IB           CL IB          CL IB           CL IA

 ASSETS
Investments, at value(1),(2)                     $8,667,592     $51,796,301    $102,619,520     $94,462,845   $223,046,745
Dividends receivable                                     --              --              --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     36,711           7,285          19,961              --             --
Receivable for share redemptions                      7,415          69,259         287,259         106,518        632,191
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      8,711,718      51,872,845     102,926,740      94,569,363    223,678,936
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,834          35,456          70,152          63,248        225,128
    Contract terminations                             4,581          33,804         217,108          43,270        407,063
Payable for investments purchased                    36,711           7,285          19,961              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    44,126          76,545         307,221         106,518        632,191
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             8,667,517      51,745,508     102,583,471      94,383,724    222,067,949
Net assets applicable to contracts in
  payment period                                         --          50,792          36,048          79,121        978,796
Net assets applicable to seed money                      75              --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $8,667,592     $51,796,300    $102,619,519     $94,462,845   $223,046,745
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               520,264       3,808,552       4,971,876       5,176,046     10,955,145
(2) Investments, at cost                         $8,605,294     $44,739,064    $ 59,312,842     $88,778,647   $250,281,171
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                  PUT VT
                                                  VISTA,          RVS VP         RVS VP         RVS VP           RVS VP
DEC. 31, 2006 (CONTINUED)                          CL IB            BAL         CASH MGMT      CORE BOND        DIV BOND



 ASSETS
Investments, at value(1),(2)                    $ 84,667,568   $471,287,856   $791,280,469    $62,490,982    $1,824,890,065
Dividends receivable                                      --             --      2,825,748        199,391         6,592,018
Accounts receivable from RiverSource Life
  for contract purchase payments                      28,650        162,009      1,270,891        138,767         2,875,024
Receivable for share redemptions                     125,241             --             --             --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                      84,821,459    471,449,865    795,377,108     62,829,140     1,834,357,107
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    57,162        402,582        578,714         44,041         1,319,532
    Contract terminations                             68,080        157,388        724,152         12,378           133,655
Payable for investments purchased                     28,650             --             --             --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    153,892        559,970      1,302,866         56,419         1,453,187
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             84,479,858    464,956,839    793,808,368     62,759,477     1,828,013,764
Net assets applicable to contracts in
  payment period                                     187,709      5,933,056        265,874         11,158         4,890,156
Net assets applicable to seed money                       --             --             --          2,086                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 84,667,567   $470,889,895   $794,074,242    $62,772,721    $1,832,903,920
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              5,759,698     30,185,993    791,562,684      6,367,789       174,267,844
(2) Investments, at cost                        $102,900,695   $490,974,172   $791,289,936    $62,860,796    $1,827,313,037
----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                                                 RVS VP                          RVS VP
                                                  RVS VP          RVS VP       FUNDAMENTAL      RVS VP      GLOBAL INFLATION
DEC. 31, 2006 (CONTINUED)                       DIV EQ INC       EMER MKTS         VAL        GLOBAL BOND       PROT SEC

 ASSETS
Investments, at value(1),(2)                  $2,199,638,242   $379,497,041   $370,528,170   $645,441,595      $438,604,874
Dividends receivable                                      --             --             --      1,076,840                --
Accounts receivable from RiverSource Life
  for contract purchase payments                   1,495,004        341,578        995,314        982,152         1,034,612
Receivable for share redemptions                          --             --             --             --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,201,133,246    379,838,619    371,523,484    647,500,587       439,639,486
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 1,496,355        256,670        251,981        467,997           303,642
    Contract terminations                            464,922        378,033             --         33,779             3,367
Payable for investments purchased                         --             --             --             --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,961,277        634,703        251,981        501,776           307,009
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,195,961,005    379,171,932    371,271,503    646,549,939       439,290,392
Net assets applicable to contracts in
  payment period                                   3,210,964         31,984             --        448,872            42,085
Net assets applicable to seed money                       --             --             --             --                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $2,199,171,969   $379,203,916   $371,271,503   $646,998,811      $439,332,477
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            142,120,578     21,872,133     33,942,257     59,198,711        44,949,411
(2) Investments, at cost                      $1,866,705,737   $306,524,956   $342,320,625   $630,808,380      $446,327,579
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 14    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  RVS VP          RVS VP         RVS VP         RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                           GRO       HI YIELD BOND      INC OPP       INTL OPP        LG CAP EQ



 ASSETS
Investments, at value(1),(2)                   $449,437,869    $900,043,052   $343,177,919   $420,342,891   $1,329,755,262
Dividends receivable                                     --       5,750,732      1,866,242             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                        155,541         662,315        906,655         13,227            1,879
Receivable for share redemptions                         --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    449,593,410     906,456,099    345,950,816    420,356,118    1,329,757,141
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  305,063         678,532        238,386        362,049        1,083,274
    Contract terminations                           134,007         231,923          2,826        369,365        1,460,418
Payable for investments purchased                        --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   439,070         910,455        241,212        731,414        2,543,692
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           448,173,447     902,776,210    345,655,334    418,061,369    1,317,073,215
Net assets applicable to contracts in payment
  period                                            980,893       2,769,434         54,270      1,563,335       10,140,234
Net assets applicable to seed money                      --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $449,154,340    $905,545,644   $345,709,604   $419,624,704   $1,327,213,449
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            59,933,619     131,311,414     33,261,984     31,875,517       53,103,773
(2) Investments, at cost                       $453,633,422    $901,715,099   $337,815,291   $349,853,178   $1,225,222,585
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  RVS VP          RVS VP         RVS VP         RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                       LG CAP VAL     MID CAP GRO     MID CAP VAL      S&P 500       SELECT VAL

 ASSETS
Investments, at value(1),(2)                    $24,383,350    $222,647,076   $346,866,375   $276,961,792      $27,590,673
Dividends receivable                                     --              --             --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                        106,142           1,504        923,128          9,537           43,854
Receivable for share redemptions                         --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     24,489,492     222,648,580    347,789,503    276,971,329       27,634,527
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   15,529         178,120        234,015        189,808           17,989
    Contract terminations                            18,402         462,320         22,465        138,377                1
Payable for investments purchased                        --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    33,931         640,440        256,480        328,185           17,990
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            20,380,617     221,005,773    347,499,563    275,750,804       23,714,111
Net assets applicable to contracts in payment
  period                                             18,250       1,002,367         33,460        892,340           14,438
Net assets applicable to seed money               4,056,694              --             --             --        3,887,988
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $24,455,561    $222,008,140   $347,533,023   $276,643,144      $27,616,537
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,994,297      19,498,139     25,721,305     28,881,185        2,425,740
(2) Investments, at cost                        $21,618,371    $222,349,890   $324,987,614   $220,566,888      $26,336,570
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                                                                  ROYCE
                                                   RVS VP          RVS VP         RVS VP       MICRO-CAP,      THIRD AVE
DEC. 31, 2006 (CONTINUED)                      SHORT DURATION    SM CAP ADV     SM CAP VAL      INVEST CI         VAL



 ASSETS
Investments, at value(1),(2)                    $330,825,012    $170,843,356   $480,217,446   $135,982,689   $189,566,384
Dividends receivable                               1,018,322              --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                         439,113          12,224        409,199             --             37
Receivable for share redemptions                          --              --             --        289,215        330,994
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     332,282,447     170,855,580    480,626,645    136,271,904    189,897,415
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   230,261         117,251        324,928         92,080        128,173
    Contract terminations                             61,102         334,038        216,283        197,135        202,821
Payable for investments purchased                         --              --             --             --             37
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    291,363         451,289        541,211        289,215        331,031
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            331,170,747     170,070,015    479,545,958    135,667,441    189,056,060
Net assets applicable to contracts in payment
  period                                             820,337         334,194        539,476        315,248        510,324
Net assets applicable to seed money                       --              82             --             --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $331,991,084    $170,404,291   $480,085,434   $135,982,689   $189,566,384
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             32,653,335      13,114,603     32,255,986      9,443,242      6,352,761
(2) Investments, at cost                        $338,318,230    $158,539,012   $419,952,201   $ 86,017,566   $110,344,950
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                  VANK LIT        VANK UIF       VANK UIF
                                                  COMSTOCK,      GLOBAL REAL   MID CAP GRO,      WANGER         WANGER
DEC. 31, 2006 (CONTINUED)                           CL II        EST, CL II        CL II       INTL SM CAP    U.S. SM CO

 ASSETS
Investments, at value(1),(2)                    $810,354,441    $169,621,137   $100,351,787   $857,315,983   $890,483,857
Dividends receivable                                      --              --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                       1,237,333         417,239        307,665        492,473        373,614
Receivable for share redemptions                     566,145         133,652         68,166      1,611,839        655,932
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     812,157,919     170,172,028    100,727,618    859,420,295    891,513,403
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   555,921         114,645         68,166        582,813        611,772
    Contract terminations                             10,225          19,007             --      1,029,024         44,159
Payable for investments purchased                  1,237,333         417,239        307,665        492,473        373,614
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,803,479         550,891        375,831      2,104,310      1,029,545
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            810,235,872     169,621,137    100,351,787    856,775,666    889,738,332
Net assets applicable to contracts in payment
  period                                             118,568              --             --        540,319        745,526
Net assets applicable to seed money                       --              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $810,354,440    $169,621,137   $100,351,787   $857,315,985   $890,483,858
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             55,126,152      14,029,871      8,079,854     20,524,682     24,490,755
(2) Investments, at cost                        $733,092,398    $147,139,884   $ 92,415,156   $537,433,287   $657,917,612
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 16    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         -----------------------------------------------------
                                                          WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
DEC. 31, 2006 (CONTINUED)                                ASSET ALLOC    INTL CORE        OPP        SM CAP GRO



 ASSETS
Investments, at value(1),(2)                             $97,390,097   $19,826,792   $93,492,997   $60,200,636
Dividends receivable                                              --            --            --            --
Accounts receivable from RiverSource Life for contract
  purchase payments                                           22,997            18         7,341        17,386
Receivable for share redemptions                             289,152        32,643       119,069       202,822
--------------------------------------------------------------------------------------------------------------
Total assets                                              97,702,246    19,859,453    93,619,407    60,420,844
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                            66,362        13,598        63,990        40,666
    Contract terminations                                    222,790        19,045        55,079       162,156
Payable for investments purchased                             22,997            18         7,341        17,386
--------------------------------------------------------------------------------------------------------------
Total liabilities                                            312,149        32,661       126,410       220,208
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                  97,109,434    19,826,792    93,417,081    60,179,614
Net assets applicable to contracts in payment period         280,663            --        75,916        21,022
Net assets applicable to seed money                               --            --            --            --
--------------------------------------------------------------------------------------------------------------
Total net assets                                         $97,390,097   $19,826,792   $93,492,997   $60,200,636
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                                      6,892,434     2,008,794     3,892,298     6,044,241
(2) Investments, at cost                                 $83,487,903   $14,880,066   $72,081,505   $44,550,877
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    17

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    AIM VI        AIM VI         AIM VI          AIM VI          AIM VI
                                                  CAP APPR,      CAP APPR,      CAP DEV,        CAP DEV,        CORE EQ,
YEAR ENDED DEC. 31, 2006                            SER I         SER II         SER I           SER II           SER I



 INVESTMENT INCOME
Dividend income                                  $    42,742    $        --     $      --        $      --    $  2,164,943
Variable account expenses                            661,159      2,177,607       462,522          544,867       5,548,847
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (618,417)    (2,177,607)     (462,522)        (544,867)     (3,383,904)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           12,217,068     71,296,215     9,972,574        7,489,330     154,168,232
    Cost of investments sold                      15,149,545     66,232,876     7,287,496        5,657,654     130,710,206
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (2,932,477)     5,063,339     2,685,078        1,831,676      23,458,026
Distributions from capital gains                          --             --       921,289        1,215,189              --
Net change in unrealized appreciation or
  depreciation of investments                      7,423,354      5,067,183     4,633,445        6,160,090      41,412,446
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     4,490,877     10,130,522     8,239,812        9,206,955      64,870,472
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 3,872,460    $ 7,952,915    $7,777,290       $8,662,088    $ 61,486,568
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    AIM VI        AIM VI         AIM VI          AIM VI          AIM VI
                                                     DYN,        FIN SERV,     FIN SERV,      GLOBAL HLTH       INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              SER I          SER I       SER II(1)    CARE, SER II(2)      SER II

 INVESTMENT INCOME
Dividend income                                    $      --      $ 444,118       $19,480        $      --        $ 56,179
Variable account expenses                            138,649        221,528         2,961          275,777          25,474
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (138,649)       222,590        16,519         (275,777)         30,705
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,735,626      3,568,065        14,094          860,130         309,701
    Cost of investments sold                       2,571,701      2,922,730        13,451          804,555         295,984
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,163,925        645,335           643           55,575          13,717
Distributions from capital gains                          --        171,530         7,541               --              --
Net change in unrealized appreciation or
  depreciation of investments                      1,242,939      2,782,884        61,490        4,476,627         777,708
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     2,406,864      3,599,749        69,674        4,532,202         791,425
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $2,268,215     $3,822,339       $86,193       $4,256,425        $822,130
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,      INTL VAL,       LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              SER I          CL B           CL B            CL B           CL B(1)

 INVESTMENT INCOME
Dividend income                                  $        --      $      --   $ 3,772,525     $  9,771,604         $    --
Variable account expenses                            340,400        176,585     2,775,398        6,870,222           1,465
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (340,400)      (176,585)      997,127        2,901,382          (1,465)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           11,955,039      4,701,223    45,392,397       33,177,430           3,712
    Cost of investments sold                      11,112,086      4,993,903    38,517,475       25,471,181           3,574
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        842,953       (292,680)    6,874,922        7,706,249             138
Distributions from capital gains                          --             --    16,938,384       13,889,637              --
Net change in unrealized appreciation or
  depreciation of investments                      2,233,515      2,489,649    22,680,669      204,018,296          30,002
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,076,468      2,196,969    46,493,975      225,614,182          30,140
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 2,736,068     $2,020,384   $47,491,102     $228,515,564         $28,675
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 18    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    AC VP         AC VP          AC VP         AC VP          AC VP
                                                    INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               CL I         CL II        CL II(1)        CL II          CL I



 INVESTMENT INCOME
Dividend income                                  $ 1,039,109   $ 1,565,523       $ 12,652   $        --   $  9,807,733
Variable account expenses                            547,641       974,163          5,548       941,132      7,671,653
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      491,468       591,360          7,104      (941,132)     2,136,080
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           11,304,179    11,043,105         37,786    18,281,913    209,831,957
    Cost of investments sold                      10,901,832     8,177,631         36,150    20,370,190    182,208,604
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        402,347     2,865,474          1,636    (2,088,277)    27,623,353
Distributions from capital gains                          --            --         70,091            --     61,868,698
Net change in unrealized appreciation or
  depreciation of investments                     12,668,327    20,073,367         68,215     1,267,269     11,778,471
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    13,070,674    22,938,841        139,942      (821,008)   101,270,522
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $13,562,142   $23,530,201       $147,046   $(1,762,140)  $103,406,602
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    AC VP                         COL       COL MARSICO    COL MARSICO
                                                     VAL,       CALVERT VS     HI YIELD,        GRO,        INTL OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              CL II       SOCIAL BAL    VS CL B(3)     VS CL A(2)    VS CL B(2)

 INVESTMENT INCOME
Dividend income                                  $ 4,815,032    $1,263,777     $2,629,039   $        --    $   293,267
Variable account expenses                          3,494,753       474,799        612,657       973,271        488,393
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    1,320,279       788,978      2,016,382      (973,271)      (195,126)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           39,194,786     7,253,808     30,641,498     2,152,859      2,884,714
    Cost of investments sold                      36,878,777     6,541,317     30,693,147     2,041,127      2,745,518
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      2,316,009       712,491        (51,649)      111,732        139,196
Distributions from capital gains                  34,156,049       969,776        915,184            --      3,095,765
Net change in unrealized appreciation or
  depreciation of investments                     27,303,172     1,649,626      4,528,705    24,230,037     17,323,468
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    63,775,230     3,331,893      5,392,240    24,341,769     20,558,429
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $65,095,509    $4,120,871     $7,408,622   $23,368,498    $20,363,303
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                      CS            CS            CS          DREY VIF      DREY VIF
                                                  COMMODITY      MID-CAP        SM CAP        INTL EQ,      INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            RETURN(2)        CORE         CORE I        SERV(1)        SERV(1)

 INVESTMENT INCOME
Dividend income                                  $ 2,080,846     $      --   $         --      $     --        $    --
Variable account expenses                            409,493       245,926      3,365,553         4,056          2,697
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    1,671,353      (245,926)    (3,365,553)       (4,056)        (2,697)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              243,601     7,535,918    111,359,034        47,323         65,158
    Cost of investments sold                         250,822     7,461,778    114,908,935        45,204         63,538
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (7,221)       74,140     (3,549,901)        2,119          1,620
Distributions from capital gains                          --            --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     (2,524,905)      436,580     16,887,522       140,139         85,666
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (2,532,126)      510,720     13,337,621       142,258         87,286
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $  (860,773)    $ 264,794   $  9,972,068      $138,202        $84,589
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    19

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                                  EV VT            EG VA          EG VA          FID VIP        FID VIP
                                              FLOATING-RATE     FUNDAMENTAL      INTL EQ,      CONTRAFUND,     GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           INC(2)        LG CAP, CL 2        CL 2        SERV CL 2(2)     SERV CL



 INVESTMENT INCOME
Dividend income                                 $6,685,278       $  317,065     $ 2,218,964    $ 3,817,491    $ 1,813,959
Variable account expenses                          957,310          281,118         535,902      1,902,030      1,823,673
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  5,727,968           35,947       1,683,062      1,915,461         (9,714)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          5,564,198        7,421,207       6,532,324      3,036,591     39,070,426
    Cost of investments sold                     5,568,836        6,298,066       5,681,107      2,869,666     37,284,870
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (4,638)       1,123,141         851,217        166,925      1,785,556
Distributions from capital gains                        --          526,934       3,340,955     46,191,640      5,650,037
Net change in unrealized appreciation or
  depreciation of investments                      155,048        1,767,525       5,654,232     (5,283,470)    16,589,284
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     150,410        3,417,600       9,846,404     41,075,095     24,024,877
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $5,878,378       $3,453,547     $11,529,466    $42,990,556    $24,015,163
-------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                                 FID VIP          FID VIP        FID VIP         FID VIP        FID VIP
                                               GRO & INC,        MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            SERV CL 2         SERV CL       SERV CL 2        SERV CL       SERV CL 2

 INVESTMENT INCOME
Dividend income                                $ 2,933,093     $  1,106,919    $  1,755,695    $   762,482    $ 1,459,401
Variable account expenses                        3,592,487        3,585,655       9,543,074        838,796      1,949,953
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (659,394)      (2,478,736)     (7,787,379)       (76,314)      (490,552)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         49,874,060       45,865,246      66,108,684     11,782,610     15,874,317
    Cost of investments sold                    41,912,837       28,848,394      55,263,014      9,739,676     11,472,015
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    7,961,223       17,016,852      10,845,670      2,042,934      4,402,302
Distributions from capital gains                10,615,004       49,972,802     117,064,344        593,549      1,264,814
Net change in unrealized appreciation or
  depreciation of investments                   28,207,129      (18,987,851)    (10,787,068)    12,713,169     29,653,447
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  46,783,356       48,001,803     117,122,946     15,349,652     35,320,563
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $46,123,962     $ 45,523,067    $109,335,567    $15,273,338    $34,830,011
-------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                            GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2

 INVESTMENT INCOME
Dividend income                               $ 15,001,170      $ 2,283,137     $ 3,192,747    $ 3,459,645    $   636,634
Variable account expenses                        6,282,948        3,110,892       2,210,439      3,459,030        439,550
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  8,718,222         (827,755)        982,308            615        197,084
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        101,971,003       24,656,124       7,453,123     96,046,556     10,909,346
    Cost of investments sold                    79,603,960       17,576,796       6,163,071     60,585,852      8,000,514
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   22,367,043        7,079,328       1,290,052     35,460,704      2,908,832
Distributions from capital gains                58,260,359       12,775,854       8,131,098             --             --
Net change in unrealized appreciation or
  depreciation of investments                   38,122,471       32,639,189      30,468,618     26,944,522      6,371,485
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 118,749,873       52,494,371      39,889,768     62,405,226      9,280,317
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $127,468,095      $51,666,616     $40,872,076    $62,405,841    $ 9,477,401
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 20    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   GS VIT          GS VIT         GS VIT        JANUS ASPEN    JANUS ASPEN
                                                MID CAP VAL,     STRUCTD SM    STRUCTD U.S.    GLOBAL TECH,     INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INST        CAP EQ, INST     EQ, INST          SERV            SERV



 INVESTMENT INCOME
Dividend income                                 $  7,575,256      $ 240,769     $ 5,407,898     $        --    $ 2,934,609
Variable account expenses                          7,295,608        343,573       4,455,049         201,495      1,350,736
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      279,648       (102,804)        952,849        (201,495)     1,583,873

--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          165,280,059      9,351,823      73,693,296       4,131,954     11,077,049
    Cost of investments sold                     145,402,433      7,173,621      66,050,902       5,906,697      7,415,064
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     19,877,626      2,178,202       7,642,394      (1,774,743)     3,661,985
Distributions from capital gains                  83,453,220      2,628,099              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      6,550,842       (508,399)     47,064,719       3,461,795     52,958,691
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   109,881,688      4,297,902      54,707,113       1,687,052     56,620,676
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $110,161,336     $4,195,098     $55,659,962     $ 1,485,557    $58,204,549
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                JANUS ASPEN        LAZARD        LM PTNRS           MFS            MFS
                                                MID CAP GRO,       RETIRE       VAR SM CAP    INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV       INTL EQ, SERV    GRO, CL II        SERV CL        SERV CL

 INVESTMENT INCOME
Dividend income                                   $       --    $ 2,037,707        $     --     $        --    $        --
Variable account expenses                            258,514      1,769,918          11,432       1,237,579        906,400
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (258,514)       267,789         (11,432)     (1,237,579)      (906,400)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,029,503     38,255,678         450,379      27,509,971     25,193,092
    Cost of investments sold                       7,375,297     28,404,233         455,299      27,468,484     22,164,845
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (1,345,794)     9,851,445          (4,920)         41,487      3,028,247
Distributions from capital gains                          --      8,479,311         122,856              --      1,961,927
Net change in unrealized appreciation or
  depreciation of investments                      5,159,841     20,762,035           7,295       9,478,142      7,418,304
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,814,047     39,092,791         125,231       9,519,629     12,408,478
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 3,555,533    $39,360,580        $113,799     $ 8,282,050    $11,502,078
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                                  OPPEN
                                                    MFS             MFS           NB AMT        NB AMT SOC        GLOBAL
                                               TOTAL RETURN,     UTILITIES,        INTL,        RESPONSIVE,      SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            SERV CL         SERV CL         CL S(2)         CL S(1)          SERV

 INVESTMENT INCOME
Dividend income                                   $2,005,246    $ 3,718,519     $ 1,210,960         $    --    $   999,855
Variable account expenses                            862,896      1,722,886         462,179           1,235      1,237,935
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    1,142,350      1,995,633         748,781          (1,235)      (238,080)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            9,318,882     28,324,980         984,596          14,737      4,629,415
    Cost of investments sold                       9,250,397     23,692,264         924,368          13,938      4,115,429
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         68,485      4,632,716          60,228             799        513,986
Distributions from capital gains                   2,939,207      7,578,477         174,764              --      6,193,209
Net change in unrealized appreciation or
  depreciation of investments                      5,748,655     38,706,779      17,808,152          31,679     14,978,891
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     8,756,347     50,917,972      18,043,144          32,478     21,686,086
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $9,898,697    $52,913,605     $18,791,925         $31,243    $21,448,006
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    21

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                  OPPEN            OPPEN           OPPEN        PIMCO VIT      PIONEER EQ
                                                MAIN ST SM       STRATEGIC        VAL VA,       ALL ASSET,     EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)         CAP VA, SERV    BOND VA, SERV      SERV(4)     ADVISOR CL(2)       CL II



 INVESTMENT INCOME
Dividend income                                $    15,206      $18,263,165        $     --    $14,282,681     $ 1,519,999
Variable account expenses                          757,722        5,494,994             668      1,385,544         570,566
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (742,516)      12,768,171            (668)    12,897,137         949,433
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          2,961,364       70,316,647          64,586        204,592      11,858,856
    Cost of investments sold                     2,633,835       71,742,320          63,697        200,123       9,145,444
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      327,529       (1,425,673)            889          4,469       2,713,412
Distributions from capital gains                 1,919,670               --          32,273      1,106,027       1,034,106
Net change in unrealized appreciation or
  depreciation of investments                    8,619,619       31,751,609         (21,469)      (616,607)      7,799,925
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  10,866,818       30,325,936          11,693        493,889      11,547,443
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $10,124,302      $43,094,107        $ 11,025    $13,391,026     $12,496,876
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 PIONEER          PUT VT          PUT VT          PUT VT         PUT VT
                                              INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,     NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           CL II(5)          CL IB           CL IB          CL IB           CL IA

 INVESTMENT INCOME
Dividend income                                    $    --      $   199,086     $   589,306    $ 1,218,766    $    482,056
Variable account expenses                            2,834          513,392         825,262        778,566       3,256,767
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (2,834)        (314,306)       (235,956)       440,200      (2,774,711)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             72,884       23,985,892      16,748,672     16,337,610      84,036,524
    Cost of investments sold                        72,828       21,798,403      10,686,470     17,115,720      99,724,134
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                           56        2,187,489       6,062,202       (778,110)    (15,687,610)
Distributions from capital gains                        --               --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                       62,298       (1,655,620)     16,618,662     20,600,637      35,651,256
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      62,354          531,869      22,680,864     19,822,527      19,963,646
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $59,520      $   217,563     $22,444,908    $20,262,727    $ 17,188,935
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                  PUT VT
                                                  VISTA,          RVS VP          RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CL IB             BAL          CASH MGMT      CORE BOND       DIV BOND

 INVESTMENT INCOME
Dividend income                                $        --     $ 11,746,783    $ 28,127,077    $ 2,471,498     $61,046,779
Variable account expenses                          778,387        5,190,743       5,741,419        501,961      12,853,467
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (778,387)       6,556,040      22,385,658      1,969,537      48,193,312
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         17,931,359      112,648,916     187,747,910     22,558,372      70,473,865
    Cost of investments sold                    22,508,680      123,684,501     187,750,657     23,081,632      73,389,794
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (4,577,321)     (11,035,585)         (2,747)      (523,260)     (2,915,929)
Distributions from capital gains                        --       25,904,304              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                    9,287,878       37,072,062           3,492        290,377      10,476,300
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   4,710,557       51,940,781             745       (232,883)      7,560,371
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 3,932,170     $ 58,496,821    $ 22,386,403    $ 1,736,654     $55,753,683
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 22    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                                                                             RVS VP
                                                                                 RVS VP                      GLOBAL
                                                   RVS VP         RVS VP      FUNDAMENTAL      RVS VP       INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           DIV EQ INC      EMER MKTS       VAL(2)     GLOBAL BOND     PROT SEC



 INVESTMENT INCOME
Dividend income                                 $ 23,787,979    $ 1,019,734   $ 1,231,510   $17,478,882    $10,537,636
Variable account expenses                         14,503,398      2,540,884     1,087,806     4,954,626      2,730,614
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    9,284,581     (1,521,150)      143,704    12,524,256      7,807,022
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           24,878,535     56,835,206     3,037,308    40,111,500     62,247,263
    Cost of investments sold                      20,612,172     46,871,671     2,961,832    39,281,401     63,127,652
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      4,266,363      9,963,535        75,476       830,099       (880,389)
Distributions from capital gains                 124,932,540     40,792,591       461,123            --         15,773
Net change in unrealized appreciation or
  depreciation of investments                    147,419,041     32,532,980    28,207,545    17,328,615     (4,836,947)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   276,617,944     83,289,106    28,744,144    18,158,714     (5,701,563)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $285,902,525    $81,767,956   $28,887,848   $30,682,970    $ 2,105,459
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                                  RVS VP
                                                   RVS VP        HI YIELD        RVS VP        RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               GRO           BOND         INC OPP       INTL OPP      LG CAP EQ

 INVESTMENT INCOME
Dividend income                                 $  4,386,098   $ 67,850,858   $11,459,556   $ 7,757,193   $ 14,444,769
Variable account expenses                          4,040,983      8,720,715     1,549,478     4,445,143     12,648,567
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      345,115     59,130,143     9,910,078     3,312,050      1,796,202
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          145,963,735    168,083,720     2,817,636    64,191,863    410,139,734
    Cost of investments sold                     164,546,140    182,806,445     2,809,987    61,487,732    415,569,035
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (18,582,405)   (14,722,725)        7,649     2,704,131     (5,429,301)
Distributions from capital gains                          --             --        26,337            --             --
Net change in unrealized appreciation or
  depreciation of investments                     50,640,833     39,925,057     5,912,554    75,798,560    132,131,274
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    32,058,428     25,202,332     5,946,540    78,502,691    126,701,973
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 32,403,543   $ 84,332,475   $15,856,618   $81,814,741   $128,498,175
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   RVS VP         RVS VP         RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)             LG CAP VAL     MID CAP GRO   MID CAP VAL     S&P 500      SELECT VAL

 INVESTMENT INCOME
Dividend income                                   $  248,240   $    515,529   $ 1,526,894   $ 3,900,614     $  558,504
Variable account expenses                            157,265      2,100,140     1,205,048     2,333,853        214,425
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       90,975     (1,584,611)      321,846     1,566,761        344,079
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            2,283,527     49,447,907     5,536,633    46,820,297      4,462,562
    Cost of investments sold                       2,112,031     49,041,008     4,849,393    40,207,587      4,121,855
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        171,496        406,899       687,240     6,612,710        340,707
Distributions from capital gains                   1,127,493     11,709,771     3,195,427     1,207,804      2,550,253
Net change in unrealized appreciation or
  depreciation of investments                      2,006,663    (20,166,353)   20,882,338    26,477,557        372,147
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,305,652     (8,049,683)   24,765,005    34,298,071      3,263,107
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $3,396,627   $ (9,634,294)  $25,086,851   $35,864,832     $3,607,186
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    23

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                                                                    ROYCE
                                                 RVS VP            RVS VP           RVS VP       MICRO-CAP,      THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)         SHORT DURATION      SM CAP ADV       SM CAP VAL      INVEST CI         VAL



 INVESTMENT INCOME
Dividend income                                $13,534,491       $    68,681      $ 1,753,899    $   232,980    $ 2,447,230
Variable account expenses                        3,096,168         1,563,964        3,659,154      1,159,249      1,624,911
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 10,438,323        (1,495,283)      (1,905,255)      (926,269)       822,319
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         84,244,891        36,140,030       62,104,577     21,080,605     26,865,873
    Cost of investments sold                    86,765,727        30,830,001       53,166,397     13,278,419     15,641,189
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (2,520,836)        5,310,029        8,938,180      7,802,186     11,224,684
Distributions from capital gains                        --        21,962,756       46,473,683      7,096,865      8,335,527
Net change in unrealized appreciation or
  depreciation of investments                    2,149,031        (7,515,503)      18,565,369     10,460,000      5,579,074
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (371,805)       19,757,282       73,977,232     25,359,051     25,139,285
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $10,066,518       $18,261,999      $72,071,977    $24,432,782    $25,961,604
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                VANK LIT          VANK UIF         VANK UIF
                                                COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,      WANGER         WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            CL II           CL II(2)         CL II(2)      INTL SM CAP    U.S. SM CO

 INVESTMENT INCOME
Dividend income                                $ 6,864,718       $ 2,386,410        $      --   $  3,612,608   $  2,026,381
Variable account expenses                        5,412,887           480,698          298,646      6,147,557      7,783,673
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  1,451,831         1,905,712         (298,646)    (2,534,949)    (5,757,292)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         82,372,976         5,449,788          873,495     66,354,415    118,187,654
    Cost of investments sold                    82,520,739         4,853,506          835,316     47,502,123     93,322,153
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (147,763)          596,282           38,179     18,852,292     24,865,501
Distributions from capital gains                31,916,381           685,750          771,121             --     28,583,947
Net change in unrealized appreciation or
  depreciation of investments                   56,791,325        22,481,253        7,936,631    194,651,715      5,289,397
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  88,559,943        23,763,285        8,745,931    213,504,007     58,738,845
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $90,011,774       $25,668,997       $8,447,285   $210,969,058   $ 52,981,553
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 24    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------
                                                          WF ADV VT     WF ADV VT    WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     ASSET ALLOC    INTL CORE       OPP       SM CAP GRO



 INVESTMENT INCOME
Dividend income                                          $ 2,204,546   $  314,232   $        --   $       --
Variable account expenses                                    821,842      170,550       822,530      412,063
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            1,382,704      143,682      (822,530)    (412,063)
------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                   18,593,208    4,731,446    19,205,612    5,193,818
    Cost of investments sold                              16,784,546    3,687,472    14,871,013    3,899,100
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           1,808,662    1,043,974     4,334,599    1,294,718
Distributions from capital gains                           1,084,634      752,307    10,396,375    1,181,723
Net change in unrealized appreciation or depreciation
  of investments                                           5,847,171    1,556,090    (3,993,484)   7,006,886
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             8,740,467    3,352,371    10,737,490    9,483,327
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $10,123,171   $3,496,053   $ 9,914,960   $9,071,264
------------------------------------------------------------------------------------------------------------


   (1) For the period June 26, 2006 (commencement of operations) to Dec. 31,
       2006.

   (2) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

   (3) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.

   (4) For the period Sept. 15, 2006 (commencement of operations) to Dec. 31, 2006.

   (5) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
       2006.

See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    25

STATEMENTS OF CHANGES IN NET ASSETS




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI         AIM VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2006                             SER I         SER II         SER I         SER II         SER I



 OPERATIONS
Investment income (loss) -- net                   $  (618,417)  $ (2,177,607)  $  (462,522)  $  (544,867)  $  (3,383,904)
Net realized gain (loss) on sales of investments   (2,932,477)     5,063,339     2,685,078     1,831,676      23,458,026
Distributions from capital gains                           --             --       921,289     1,215,189              --
Net change in unrealized appreciation or
  depreciation of investments                       7,423,354      5,067,183     4,633,445     6,160,090      41,412,446
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,872,460      7,952,915     7,777,290     8,662,088      61,486,568
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,248,337     28,612,888     1,029,153     9,167,741       8,389,893
Net transfers(1)                                   (5,648,418)   (58,692,779)   (6,441,394)      524,065     (15,112,364)
Transfers for policy loans                              2,818        (26,777)      (31,315)      (41,778)        476,386
Adjustments to net assets allocated to contracts
  in payout period                                    (10,085)        (3,671)       (7,805)       (3,662)       (205,350)
Contract charges                                      (35,072)      (877,537)      (19,713)      (43,702)       (304,264)
Contract terminations:
    Surrender benefits                             (3,806,581)    (6,238,418)   (2,482,170)   (2,385,358)   (137,739,871)
    Death benefits                                   (466,217)    (1,040,608)     (329,175)     (390,071)     (4,471,774)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,715,218)   (38,266,902)   (8,282,419)    6,827,235    (148,967,344)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    78,514,152    254,025,940    53,665,480    54,342,399     484,438,796
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $74,671,394   $223,711,953   $53,160,351   $69,831,722   $ 396,958,020
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             80,703,329    236,682,947    32,971,128    42,661,337     281,112,107
Contract purchase payments                          2,260,313     26,128,653       580,649     7,030,861       4,617,151
Net transfers(1)                                   (5,791,449)   (56,928,808)   (3,654,879)      387,268      (8,420,338)
Transfers for policy loans                              2,155        (25,381)      (17,638)      (29,530)        264,293
Contract charges                                      (35,333)      (812,497)      (11,130)      (31,547)       (167,391)
Contract terminations:
    Surrender benefits                             (3,858,435)    (5,714,395)   (1,408,767)   (1,707,690)    (75,297,723)
    Death benefits                                   (471,488)      (965,002)     (187,131)     (284,824)     (2,517,507)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   72,809,092    198,365,517    28,272,232    48,025,875     199,590,592
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 26    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      AIM VI        AIM VI       AIM VI          AIM VI         AIM VI
                                                       DYN,       FIN SERV,     FIN SERV,     GLOBAL HLTH      INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                SER I         SER I       SER II(2)   CARE, SER II(3)     SER II



 OPERATIONS
Investment income (loss) -- net                    $  (138,649)  $   222,590   $   16,519     $  (275,777)    $   30,705
Net realized gain (loss) on sales of investments     1,163,925       645,335          643          55,575         13,717
Distributions from capital gains                            --       171,530        7,541              --             --
Net change in unrealized appreciation or
  depreciation of investments                        1,242,939     2,782,884       61,490       4,476,627        777,708
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,268,215     3,822,339       86,193       4,256,425        822,130
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             558,944     3,476,924    1,291,734      49,623,217      3,487,557
Net transfers(1)                                    (2,168,387)    1,322,213      225,904      38,319,015      2,547,727
Transfers for policy loans                              (9,730)      (13,549)        (101)        (12,554)          (804)
Adjustments to net assets allocated to contracts
  in payout period                                       9,247        (1,155)          --              --             --
Contract charges                                       (13,136)      (20,000)          --         (60,748)          (776)
Contract terminations:
    Surrender benefits                                (988,965)   (1,205,562)      (7,737)       (326,938)       (62,857)
    Death benefits                                    (216,491)     (387,927)          --        (116,683)       (39,763)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,828,518)    3,170,944    1,509,800      87,425,309      5,931,084
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     16,410,459    23,108,253           --              --        269,476
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,850,156   $30,101,536   $1,595,993     $91,681,734     $7,022,690
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              14,869,025    19,310,798           --              --        246,723
Contract purchase payments                             467,450     2,794,889    1,167,926      48,280,972      2,991,936
Net transfers(1)                                    (1,832,417)      977,741      202,630      40,014,930      2,067,627
Transfers for policy loans                              (8,524)      (11,078)         (99)        (12,425)          (679)
Contract charges                                       (11,018)      (15,843)          --         (60,049)          (621)
Contract terminations:
    Surrender benefits                                (824,303)     (952,711)      (6,437)       (320,868)       (48,282)
    Death benefits                                    (183,315)     (305,676)          --        (113,096)       (30,912)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    12,476,898    21,798,120    1,364,020      87,789,464      5,225,792
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    27

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AIM VI         AB VPS         AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,       INTL VAL,     LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              SER I          CL B           CL B            CL B          CL B(2)



 OPERATIONS
Investment income (loss) -- net                 $   (340,400)   $  (176,585)  $    997,127   $    2,901,382     $ (1,465)
Net realized gain (loss) on sales of
  investments                                        842,953       (292,680)     6,874,922        7,706,249          138
Distributions from capital gains                          --             --     16,938,384       13,889,637           --
Net change in unrealized appreciation or
  depreciation of investments                      2,233,515      2,489,649     22,680,669      204,018,296       30,002
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,736,068      2,020,384     47,491,102      228,515,564       28,675
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,597,617     33,391,270     29,987,833      216,306,877      638,287
Net transfers(1)                                  (9,647,163)       (73,807)   (41,489,132)      89,571,715       63,601
Transfers for policy loans                            (7,020)        (6,341)       (62,043)        (302,940)          --
Adjustments to net assets allocated to
  contracts in payout period                              --             --        (36,334)         (50,422)          --
Contract charges                                    (131,543)       (27,475)      (238,783)        (862,905)          --
Contract terminations:
    Surrender benefits                            (1,366,812)      (159,500)   (12,436,887)     (23,848,684)        (653)
    Death benefits                                  (218,535)       (44,556)    (2,223,919)      (3,328,532)          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (7,773,456)    33,079,591    (26,499,265)     277,485,109      701,235
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   40,260,531      3,648,359    312,799,387      551,186,253           --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 35,223,143    $38,748,334   $333,791,224   $1,057,186,926     $729,910
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            54,314,603      3,446,288    277,476,998      292,660,263           --
Contract purchase payments                         4,581,320     31,036,918     25,823,442      131,375,660      608,215
Net transfers(1)                                 (13,261,344)      (367,131)   (35,071,688)      42,136,618       58,569
Transfers for policy loans                            (9,222)        (5,964)       (51,855)        (153,178)          --
Contract charges                                    (172,996)       (25,107)      (201,935)        (393,251)          --
Contract terminations:
    Surrender benefits                            (1,766,552)      (147,472)   (10,400,810)     (10,811,781)        (112)
    Death benefits                                  (295,175)       (40,269)    (1,882,769)      (1,532,765)          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  43,390,634     33,897,263    255,691,383      453,281,566      666,672
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 28    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AC VP          AC VP          AC VP          AC VP          AC VP
                                                    INTL,          INTL,      MID CAP VAL,      ULTRA,           VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               CL I          CL II        CL II(2)         CL II           CL I



 OPERATIONS
Investment income (loss) -- net                  $   491,468   $    591,360    $    7,104    $   (941,132)  $   2,136,080
Net realized gain (loss) on sales of
  investments                                        402,347      2,865,474         1,636      (2,088,277)     27,623,353
Distributions from capital gains                          --             --        70,091              --      61,868,698
Net change in unrealized appreciation or
  depreciation of investments                     12,668,327     20,073,367        68,215       1,267,269      11,778,471
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 13,562,142     23,530,201       147,046      (1,762,140)    103,406,602
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,319,901     10,308,745     2,560,037     181,553,196      11,265,277
Net transfers(1)                                  (6,257,072)    (2,999,924)      504,116       6,362,883     (19,503,872)
Transfers for policy loans                            (9,920)        (8,730)         (552)        (48,241)        281,029
Adjustments to net assets allocated to
  contracts in payout period                          (5,032)       (12,337)           --              --        (240,427)
Contract charges                                     (19,986)       (85,178)           --        (139,499)       (280,136)
Contract terminations:
    Surrender benefits                            (2,859,786)    (4,109,921)      (34,497)       (970,785)   (183,681,349)
    Death benefits                                  (615,734)      (495,928)           --        (350,917)     (6,243,823)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (8,447,629)     2,596,727     3,029,104     186,406,637    (198,403,301)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   61,059,645     97,264,803            --      19,240,328     722,147,920
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $66,174,158   $123,391,731    $3,176,150    $203,884,825   $ 627,151,221
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            58,674,200     82,367,473            --      18,578,384     341,955,531
Contract purchase payments                         1,153,430      7,975,799     2,322,272     180,236,020       5,231,957
Net transfers(1)                                  (5,456,692)    (2,311,127)      450,963       5,053,553     (11,160,341)
Transfers for policy loans                            (9,347)        (3,125)         (558)        (48,725)        100,392
Contract charges                                     (17,524)       (65,393)           --        (142,844)       (123,095)
Contract terminations:
    Surrender benefits                            (2,509,611)    (3,143,508)      (29,708)       (992,432)    (75,136,329)
    Death benefits                                  (548,103)      (391,202)           --        (353,149)     (2,850,319)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  51,286,353     84,428,917     2,742,969     202,330,807     258,017,796
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     AC VP                         COL        COL MARSICO    COL MARSICO
                                                     VAL,        CALVERT VS     HI YIELD,        GRO,         INTL OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               CL II       SOCIAL BAL    VS CL B(4)     VS CL A(3)     VS CL B(3)



 OPERATIONS
Investment income (loss) -- net                  $  1,320,279   $   788,978   $  2,016,382   $   (973,271)  $   (195,126)
Net realized gain (loss) on sales of
  investments                                       2,316,009       712,491        (51,649)       111,732        139,196
Distributions from capital gains                   34,156,049       969,776        915,184             --      3,095,765
Net change in unrealized appreciation or
  depreciation of investments                      27,303,172     1,649,626      4,528,705     24,230,037     17,323,468
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  65,095,509     4,120,871      7,408,622     23,368,498     20,363,303
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         43,184,216     5,243,439     15,421,795    153,693,851     75,973,101
Net transfers(1)                                  (30,825,328)   (1,188,393)    94,431,341    157,097,140     74,700,911
Transfers for policy loans                           (114,458)      (52,657)       (31,511)       (59,968)       (21,145)
Adjustments to net assets allocated to
  contracts in payout period                          (41,446)       27,641           (616)          (255)          (666)
Contract charges                                     (303,698)      (39,897)      (138,934)      (168,686)       (88,031)
Contract terminations:
    Surrender benefits                            (16,017,980)   (2,456,138)    (2,050,011)    (1,626,520)      (718,941)
    Death benefits                                 (2,194,480)     (366,246)      (488,847)      (549,863)      (210,587)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,313,174)    1,167,749    107,143,217    308,385,699    149,634,642
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   378,826,144    50,853,244             --             --             --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $437,608,479   $56,141,864   $114,551,839   $331,754,197   $169,997,945
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            281,618,051    48,625,457             --             --             --
Contract purchase payments                         32,479,747     4,878,520     15,120,428    152,896,946     73,522,995
Net transfers(1)                                  (21,732,830)   (1,102,782)    94,395,430    167,473,555     81,140,959
Transfers for policy loans                            (82,444)      (49,774)       (29,516)       (61,634)       (20,042)
Contract charges                                     (213,426)      (37,091)      (137,769)      (171,330)       (88,482)
Contract terminations:
    Surrender benefits                            (11,206,914)   (2,234,037)    (2,007,246)    (1,647,247)      (724,925)
    Death benefits                                 (1,558,070)     (339,564)      (482,192)      (544,463)      (203,511)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  279,304,114    49,740,729    106,859,135    317,945,827    153,626,994
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 30    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                        CS             CS             CS         DREY VIF     DREY VIF
                                                     COMMODITY      MID-CAP         SM CAP       INTL EQ,     INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               RETURN(3)        CORE          CORE I        SERV(2)      SERV(2)



 OPERATIONS
Investment income (loss) -- net                    $  1,671,353   $  (245,926)  $  (3,365,553)  $   (4,056)  $   (2,697)
Net realized gain (loss) on sales of investments         (7,221)       74,140      (3,549,901)       2,119        1,620
Distributions from capital gains                             --            --              --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        (2,524,905)      436,580      16,887,522      140,139       85,666
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (860,773)      264,794       9,972,068      138,202       84,589
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           71,171,765       696,925       5,083,881    1,509,206    1,018,822
Net transfers(1)                                     67,717,911    (5,340,300)    (17,604,202)     201,985      252,467
Transfers for policy loans                              (13,093)       (1,040)        237,145           --           --
Adjustments to net assets allocated to contracts
  in payout period                                           --        (4,506)        (77,503)          --           --
Contract charges                                        (82,527)      (14,448)       (143,988)          --           --
Contract terminations:
    Surrender benefits                                 (523,716)   (1,891,723)    (92,685,044)      (4,880)      (4,869)
    Death benefits                                     (191,699)     (247,476)     (2,479,560)          --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      138,078,641    (6,802,568)   (107,669,271)   1,706,311    1,266,420
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --    31,880,645     305,958,773           --           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $137,217,868   $25,342,871   $ 208,261,570   $1,844,513   $1,351,009
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --    25,218,449     226,170,417           --           --
Contract purchase payments                           70,754,248       543,447       3,627,333    1,380,863      937,989
Net transfers(1)                                     69,316,751    (4,223,722)    (12,969,124)     182,877      232,608
Transfers for policy loans                              (13,253)         (912)        171,686           --           --
Contract charges                                        (84,644)      (11,288)       (103,412)          --           --
Contract terminations:
    Surrender benefits                                 (535,328)   (1,486,059)    (66,459,467)      (3,973)      (3,982)
    Death benefits                                     (195,073)     (197,312)     (1,799,601)          --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    139,242,701    19,842,603     148,637,832    1,559,767    1,166,615
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    EV VT           EG VA         EG VA         FID VIP        FID VIP
                                                FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              INC(3)      LG CAP, CL 2       CL 2      SERV CL 2(3)      SERV CL



 OPERATIONS
Investment income (loss) -- net                  $  5,727,968    $    35,947   $ 1,683,062   $  1,915,461   $     (9,714)
Net realized gain (loss) on sales of
  investments                                          (4,638)     1,123,141       851,217        166,925      1,785,556
Distributions from capital gains                           --        526,934     3,340,955     46,191,640      5,650,037
Net change in unrealized appreciation or
  depreciation of investments                         155,048      1,767,525     5,654,232     (5,283,470)    16,589,284
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         5,878,378      3,453,547    11,529,466     42,990,556     24,015,163
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        151,818,138      1,638,316    18,218,051    300,313,438      4,789,428
Net transfers(1)                                  152,709,975     (1,353,747)     (597,242)   315,512,621    (28,992,257)
Transfers for policy loans                            (67,344)         5,545       (19,395)       (78,696)       (27,318)
Adjustments to net assets allocated to
  contracts in payout period                               --         (4,291)       (2,520)        (5,250)       (36,862)
Contract charges                                     (150,183)       (23,881)      (57,156)      (336,790)       (78,574)
Contract terminations:
    Surrender benefits                             (2,310,698)    (1,591,569)   (1,096,448)    (2,872,968)   (10,195,088)
    Death benefits                                 (1,194,195)      (148,679)     (377,153)      (911,617)    (1,939,054)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    300,805,693     (1,478,306)   16,068,137    611,620,738    (36,479,725)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --     30,645,038    44,079,805             --    221,495,846
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $306,684,071    $32,620,279   $71,677,408   $654,611,294   $209,031,284
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --     30,155,030    33,530,909             --    216,583,346
Contract purchase payments                        150,195,340      1,537,448    13,491,380    295,216,192      4,474,390
Net transfers(1)                                  151,677,623     (1,224,532)     (329,398)   331,439,152    (27,230,152)
Transfers for policy loans                            (66,759)         5,119       (14,225)       (78,705)       (27,506)
Contract charges                                     (147,349)       (22,611)      (39,648)      (335,225)       (73,456)
Contract terminations:
    Surrender benefits                             (2,250,650)    (1,465,455)     (759,083)    (2,843,942)    (9,556,704)
    Death benefits                                 (1,177,871)      (138,929)     (260,867)      (896,186)    (1,826,905)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  298,230,334     28,846,070    45,619,068    622,501,286    182,343,013
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 32    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP         FID VIP        FID VIP
                                                 GRO & INC,      MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SERV CL 2       SERV CL        SERV CL 2        SERV CL       SERV CL 2



 OPERATIONS
Investment income (loss) -- net                 $   (659,394)  $ (2,478,736)  $   (7,787,379)  $    (76,314)  $   (490,552)
Net realized gain (loss) on sales of
  investments                                      7,961,223     17,016,852       10,845,670      2,042,934      4,402,302
Distributions from capital gains                  10,615,004     49,972,802      117,064,344        593,549      1,264,814
Net change in unrealized appreciation or
  depreciation of investments                     28,207,129    (18,987,851)     (10,787,068)    12,713,169     29,653,447
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       46,123,962     45,523,067      109,335,567     15,273,338     34,830,011
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        32,144,908      8,718,591      274,596,860      2,118,789     31,095,612
Net transfers(1)                                 (44,768,825)   (24,078,712)     (38,663,896)    (3,606,407)    (1,207,783)
Transfers for policy loans                          (134,978)      (202,224)        (391,826)       (13,942)      (125,334)
Adjustments to net assets allocated to
  contracts in payout period                         (65,711)       106,378          (56,130)       (23,897)      (138,260)
Contract charges                                    (329,429)      (143,415)      (1,018,969)       (28,749)      (159,468)
Contract terminations:
    Surrender benefits                           (17,896,277)   (19,019,603)     (37,444,907)    (4,639,515)    (8,793,270)
    Death benefits                                (2,528,924)    (3,042,493)      (6,028,921)      (563,419)    (1,018,834)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (33,579,236)   (37,661,478)     190,992,211     (6,757,140)    19,652,663
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  404,610,456    405,434,028      908,519,104     93,982,118    193,595,813
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $417,155,182   $413,295,617   $1,208,846,882   $102,498,316   $248,078,487
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           358,053,727    144,212,052      496,239,283     81,956,512    136,453,264
Contract purchase payments                        27,427,965      2,893,097      171,131,473      1,739,943     22,156,469
Net transfers(1)                                 (37,919,885)    (8,045,712)     (19,357,510)    (3,048,444)      (658,519)
Transfers for policy loans                          (115,397)       (66,395)        (213,444)       (11,515)       (85,995)
Contract charges                                    (279,870)       (47,739)        (520,820)       (23,673)      (105,794)
Contract terminations:
    Surrender benefits                           (15,083,899)    (6,327,583)     (19,232,660)    (3,795,188)    (5,718,072)
    Death benefits                                (2,140,828)    (1,023,910)      (3,131,894)      (468,179)      (679,293)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 329,941,813    131,593,810      624,914,428     76,349,456    151,362,060
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    33

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                            GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2



 OPERATIONS
Investment income (loss) -- net               $  8,718,222     $   (827,755)   $    982,308    $        615   $   197,084
Net realized gain (loss) on sales of
  investments                                   22,367,043        7,079,328       1,290,052      35,460,704     2,908,832
Distributions from capital gains                58,260,359       12,775,854       8,131,098              --            --
Net change in unrealized appreciation or
  depreciation of investments                   38,122,471       32,639,189      30,468,618      26,944,522     6,371,485
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    127,468,095       51,666,616      40,872,076      62,405,841     9,477,401
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      94,297,417       40,972,425      52,450,932       3,635,070     1,104,837
Net transfers(1)                               (99,046,104)     (12,086,697)     30,179,187      (1,373,722)   (7,740,052)
Transfers for policy loans                        (260,424)        (180,247)       (147,664)        187,235        (8,363)
Adjustments to net assets allocated to
  contracts in payout period                       (82,603)         215,301         (50,451)        (77,052)       96,363
Contract charges                                  (481,275)        (219,910)       (166,130)       (135,120)      (13,962)
Contract terminations:
    Surrender benefits                         (32,985,650)     (14,042,159)     (8,987,882)    (91,818,755)   (2,117,122)
    Death benefits                              (5,377,506)      (2,340,058)     (1,143,323)     (2,194,961)     (463,280)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (43,936,145)      12,318,655      72,134,669     (91,777,305)   (9,141,579)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                690,004,265      316,892,857     196,107,428     281,628,997    51,495,397
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $773,536,215     $380,878,128    $309,114,173    $252,257,533   $51,831,219
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         266,642,065      156,166,514     151,139,902     254,244,487    36,373,192
Contract purchase payments                      41,698,228       22,965,387      41,311,091       2,971,419       723,135
Net transfers(1)                               (36,466,892)      (4,610,951)     22,211,077      (1,350,030)   (5,054,129)
Transfers for policy loans                         (99,299)         (82,746)       (108,899)        153,820        (5,807)
Contract charges                                  (177,953)         (99,861)       (119,313)       (110,849)       (9,112)
Contract terminations:
    Surrender benefits                         (12,192,911)      (6,452,950)     (6,403,417)    (74,666,970)   (1,383,218)
    Death benefits                              (1,982,515)      (1,055,169)       (821,131)     (1,839,305)     (299,636)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               257,420,723      166,830,224     207,209,310     179,402,572    30,344,425
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 34    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    GS VIT         GS VIT         GS VIT       JANUS ASPEN    JANUS ASPEN
                                                   MID CAP       STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,     INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              VAL, INST     CAP EQ, INST     EQ, INST         SERV           SERV



 OPERATIONS
Investment income (loss) -- net                 $     279,648    $  (102,804)  $    952,849    $  (201,495)  $  1,583,873
Net realized gain (loss) on sales of
  investments                                      19,877,626      2,178,202      7,642,394     (1,774,743)     3,661,985
Distributions from capital gains                   83,453,220      2,628,099             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       6,550,842       (508,399)    47,064,719      3,461,795     52,958,691
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       110,161,336      4,195,098     55,659,962      1,485,557     58,204,549
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        148,241,743        817,547     50,831,768      1,077,271      3,613,694
Net transfers(1)                                 (152,560,015)    (6,635,794)   (55,335,687)    (1,001,303)    13,909,019
Transfers for policy loans                           (191,288)        (1,881)      (105,692)       (21,993)       (80,607)
Adjustments to net assets allocated to
  contracts in payout period                           29,614         (4,365)       (49,335)          (767)       (15,236)
Contract charges                                     (753,464)       (13,339)      (876,665)       (18,241)       (78,356)
Contract terminations:
    Surrender benefits                            (30,741,872)    (1,910,649)   (15,844,670)    (1,202,667)    (7,431,203)
    Death benefits                                 (4,662,427)      (265,101)    (2,725,276)      (152,817)    (1,059,787)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (40,637,709)    (8,013,582)   (24,105,557)    (1,320,517)     8,857,524
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   765,494,283     41,090,631    492,636,454     23,478,671    125,579,484
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 835,017,910    $37,272,147   $524,190,859    $23,643,711   $192,641,557
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            345,786,554     23,431,695    467,555,210     57,633,928    134,815,795
Contract purchase payments                         65,106,135        438,602     46,170,183      2,582,256      3,144,141
Net transfers(1)                                  (67,475,567)    (3,616,754)   (50,950,892)    (2,913,554)    11,591,149
Transfers for policy loans                            (80,517)          (863)       (95,277)       (49,618)       (72,233)
Contract charges                                     (326,874)        (7,141)      (794,648)       (43,282)       (68,997)
Contract terminations:
    Surrender benefits                            (13,274,549)    (1,029,098)   (14,284,412)    (2,648,696)    (6,343,474)
    Death benefits                                 (1,979,988)      (144,698)    (2,506,944)      (386,674)      (968,569)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  327,755,194     19,071,743    445,093,220     54,174,360    142,097,812
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                JANUS ASPEN       LAZARD       LM PTNRS          MFS             MFS
                                               MID CAP GRO,       RETIRE      VAR SM CAP   INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SERV       INTL EQ, SERV   GRO, CL II       SERV CL         SERV CL



 OPERATIONS
Investment income (loss) -- net                 $  (258,514)   $    267,789   $  (11,432)   $ (1,237,579)   $   (906,400)
Net realized gain (loss) on sales of
  investments                                    (1,345,794)      9,851,445       (4,920)         41,487       3,028,247
Distributions from capital gains                         --       8,479,311      122,856              --       1,961,927
Net change in unrealized appreciation or
  depreciation of investments                     5,159,841      20,762,035        7,295       9,478,142       7,418,304
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       3,555,533      39,360,580      113,799       8,282,050      11,502,078
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,182,844      10,519,520    1,434,836      10,661,572       5,746,183
Net transfers(1)                                 (4,554,867)    (31,137,768)     881,663     (22,576,010)    (22,519,676)
Transfers for policy loans                          (39,137)        (34,467)          --          18,039          23,144
Adjustments to net assets allocated to
  contracts in payout period                           (417)        (47,704)          --         (18,796)         (6,997)
Contract charges                                    (21,489)       (121,690)        (596)        (93,637)        (77,409)
Contract terminations:
    Surrender benefits                           (1,441,410)     (8,498,427)     (12,052)     (5,774,401)     (5,001,248)
    Death benefits                                 (137,771)     (1,020,436)     (10,736)       (651,087)       (684,313)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (5,012,247)    (30,340,972)   2,293,115     (18,434,320)    (22,520,316)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  31,714,841     198,502,231      110,345     146,971,276     109,920,321
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $30,258,127    $207,521,839   $2,517,259    $136,819,006    $ 98,902,083
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           59,483,000     188,675,039      104,366     216,007,351     122,560,119
Contract purchase payments                        2,115,564       8,998,604    1,297,208      14,487,411       5,975,902
Net transfers(1)                                 (8,184,835)    (27,284,171)     788,300     (33,330,896)    (24,101,275)
Transfers for policy loans                          (66,586)        (30,148)          --          29,098          25,310
Contract charges                                    (38,690)       (104,142)        (529)       (134,494)        (82,057)
Contract terminations:
    Surrender benefits                           (2,566,775)     (7,221,498)     (10,689)     (8,202,168)     (5,263,841)
    Death benefits                                 (248,563)       (880,928)      (9,261)       (966,285)       (728,454)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 50,493,115     162,152,756    2,169,395     187,890,017      98,385,704
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                    MFS             MFS          NB AMT       NB AMT SOC        OPPEN
                                               TOTAL RETURN,    UTILITIES,        INTL,      RESPONSIVE,   GLOBAL SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            SERV CL         SERV CL        CL S(3)       CL S(2)          SERV



 OPERATIONS
Investment income (loss) -- net                 $  1,142,350   $  1,995,633   $    748,781     $ (1,235)    $   (238,080)
Net realized gain (loss) on sales of
  investments                                         68,485      4,632,716         60,228          799          513,986
Distributions from capital gains                   2,939,207      7,578,477        174,764           --        6,193,209
Net change in unrealized appreciation or
  depreciation of investments                      5,748,655     38,706,779     17,808,152       31,679       14,978,891
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        9,898,697     52,913,605     18,791,925       31,243       21,448,006
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        22,717,555     53,336,072     79,640,304      418,700       38,417,651
Net transfers(1)                                  (5,112,182)    11,301,685     62,524,308       82,877       26,653,017
Transfers for policy loans                           (51,029)       (92,391)       (14,410)          --          (97,499)
Adjustments to net assets allocated to
  contracts in payout period                         (18,825)       (16,191)            --           --          (12,735)
Contract charges                                     (80,500)      (124,397)      (100,934)          --          (88,579)
Contract terminations:
    Surrender benefits                            (2,694,518)    (7,274,065)      (518,749)      (2,469)      (3,468,678)
    Death benefits                                  (723,263)    (1,619,667)      (216,624)          --       (1,094,308)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    14,037,238     55,511,046    141,313,895      499,108       60,308,869
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   82,895,339    145,619,360             --           --       94,586,941
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $106,831,274   $254,044,011   $160,105,820     $530,351     $176,343,816
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            74,458,675    103,680,834             --           --       72,422,805
Contract purchase payments                        20,298,942     37,874,127     78,388,881      389,299       29,079,012
Net transfers(1)                                  (4,440,284)     7,023,854     69,878,959       78,658       19,524,827
Transfers for policy loans                           (45,232)       (60,610)       (14,606)          --          (71,282)
Contract charges                                     (70,082)       (79,368)      (103,440)          --          (63,789)
Contract terminations:
    Surrender benefits                            (2,334,588)    (4,565,727)      (523,734)      (1,969)      (2,494,004)
    Death benefits                                  (630,828)    (1,057,312)      (215,497)          --         (785,747)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  87,236,603    142,815,798    147,410,563      465,988      117,611,822
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                     OPPEN          OPPEN         OPPEN      PIMCO VIT       PIONEER
                                                  MAIN ST SM      STRATEGIC      VAL VA,     ALL ASSET,    EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           CAP VA, SERV   BOND VA, SERV    SERV(5)   ADVISOR CL(3)      CL II



 OPERATIONS
Investment income (loss) -- net                  $   (742,516)   $ 12,768,171   $   (668)   $ 12,897,137   $   949,433
Net realized gain (loss) on sales of
  investments                                         327,529      (1,425,673)       889           4,469     2,713,412
Distributions from capital gains                    1,919,670              --     32,273       1,106,027     1,034,106
Net change in unrealized appreciation or
  depreciation of investments                       8,619,619      31,751,609    (21,469)       (616,607)    7,799,925
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  10,124,302      43,094,107     11,025      13,391,026    12,496,876
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         29,863,721     403,143,002    405,762     254,445,314     1,641,563
Net transfers(1)                                   23,626,757     176,103,087    (20,846)    194,981,368    (5,019,767)
Transfers for policy loans                            (37,013)       (194,493)        --         (35,833)      (16,624)
Adjustments to net assets allocated to
  contracts in payout period                           (6,218)        (45,302)        --              --        (8,803)
Contract charges                                      (51,725)       (787,643)        --        (300,493)      (40,104)
Contract terminations:
    Surrender benefits                             (2,009,834)    (15,029,576)      (323)     (1,518,792)   (2,974,198)
    Death benefits                                   (499,895)     (3,043,649)        --        (729,918)     (516,551)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     50,885,793     560,145,426    384,593     446,841,646    (6,934,484)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    52,481,800     332,896,194         --              --    64,028,911
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $113,491,895    $936,135,727   $395,618    $460,232,672   $69,591,303
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             41,895,217     306,977,307         --              --    53,521,901
Contract purchase payments                         23,679,055     372,973,288    390,976     245,693,310     1,245,128
Net transfers(1)                                   17,727,200     157,805,560    (21,222)    194,477,069    (4,022,615)
Transfers for policy loans                            (29,338)       (177,961)        --         (34,804)      (12,485)
Contract charges                                      (38,306)       (710,982)        --        (290,165)      (30,774)
Contract terminations:
    Surrender benefits                             (1,484,304)    (13,535,480)        (4)     (1,463,311)   (2,235,096)
    Death benefits                                   (364,460)     (2,746,934)        --        (700,259)     (401,879)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   81,385,064     820,584,798    369,750     437,681,840    48,064,180
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 38    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  PIONEER         PUT VT          PUT VT          PUT VT         PUT VT
                                               INTL VAL VCT   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,     NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           CL II(6)          CL IB           CL IB          CL IB           CL IA



 OPERATIONS
Investment income (loss) -- net                 $   (2,834)    $   (314,306)   $   (235,956)   $    440,200   $ (2,774,711)
Net realized gain (loss) on sales of
  investments                                           56        2,187,489       6,062,202        (778,110)   (15,687,610)
Distributions from capital gains                        --               --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                       62,298       (1,655,620)     16,618,662      20,600,637     35,651,256
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         59,520          217,563      22,444,908      20,262,727     17,188,935
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           4,361       20,595,138       5,552,763       2,376,731      5,992,765
Net transfers(1)                                 8,639,405      (19,660,915)     (9,486,378)    (10,216,656)    (3,686,203)
Transfers for policy loans                             130          (29,922)        (35,545)        (44,437)       360,965
Adjustments to net assets allocated to
  contracts in payout period                            --           (3,531)         (2,630)        (10,690)      (114,870)
Contract charges                                      (464)         (45,916)        (64,046)        (53,355)      (223,692)
Contract terminations:
    Surrender benefits                             (35,360)      (1,989,176)     (4,231,037)     (5,249,268)   (80,617,716)
    Death benefits                                      --         (551,041)       (652,823)       (743,944)    (2,348,958)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   8,608,072       (1,685,363)     (8,919,696)    (13,941,619)   (80,637,709)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --       53,264,100      89,094,307      88,141,737    286,495,519
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $8,667,592     $ 51,796,300    $102,619,519    $ 94,462,845   $223,046,745
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --       48,772,992      68,853,621      90,632,480    206,197,208
Contract purchase payments                           4,288       18,862,022       3,856,343       2,187,577      4,222,558
Net transfers(1)                                 8,639,378      (18,717,413)     (6,690,982)     (9,544,535)    (2,798,768)
Transfers for policy loans                             130          (27,762)        (24,190)        (41,908)       255,437
Contract charges                                      (464)         (42,206)        (44,250)        (49,331)      (158,371)
Contract terminations:
    Surrender benefits                             (35,426)      (1,820,759)     (2,871,610)     (4,824,677)   (56,785,148)
    Death benefits                                      --         (507,677)       (453,220)       (698,371)    (1,697,082)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 8,607,906       46,519,197      62,625,712      77,661,235    149,235,834
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    39

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   PUT VT
                                                   VISTA,         RVS VP          RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IB           BAL         CASH MGMT       CORE BOND       DIV BOND



 OPERATIONS
Investment income (loss) -- net                 $   (778,387)  $  6,556,040   $  22,385,658   $  1,969,537   $   48,193,312
Net realized gain (loss) on sales of
  investments                                     (4,577,321)   (11,035,585)         (2,747)      (523,260)      (2,915,929)
Distributions from capital gains                          --     25,904,304              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                      9,287,878     37,072,062           3,492        290,377       10,476,300
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        3,932,170     58,496,821      22,386,403      1,736,654       55,753,683
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,849,523     21,645,374     601,535,679     10,611,795      639,685,786
Net transfers(1)                                 (14,139,921)   (12,069,959)   (214,166,209)    11,472,255      162,654,104
Transfers for policy loans                            (8,023)       289,870         537,883         (9,140)         (72,760)
Adjustments to net assets allocated to
  contracts in payout period                        (110,419)      (422,712)       (101,045)        (1,780)        (206,337)
Contract charges                                     (68,160)      (304,096)       (341,262)       (35,670)      (1,634,527)
Contract terminations:
    Surrender benefits                            (4,632,906)   (90,386,268)    (85,296,917)   (18,863,537)    (103,885,975)
    Death benefits                                  (883,719)    (7,395,138)     (7,838,697)      (511,920)     (14,323,105)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (14,993,625)   (88,642,929)    294,329,432      2,662,003      682,217,186
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   95,729,022    501,036,003     477,358,407     58,374,064    1,094,933,051
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 84,667,567   $470,889,895   $ 794,074,242   $ 62,772,721   $1,832,903,920
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            94,134,024    360,862,741     429,069,177     40,316,903      842,519,662
Contract purchase payments                         4,532,233     17,765,116     558,378,343     10,314,547      559,930,796
Net transfers(1)                                 (13,749,271)   (10,431,189)   (205,605,800)    11,100,903      127,692,705
Transfers for policy loans                            (7,920)       175,435         461,662         (8,899)         (72,722)
Contract charges                                     (65,340)      (214,148)       (303,030)       (34,505)      (1,280,182)
Contract terminations:
    Surrender benefits                            (4,455,763)   (54,471,452)    (73,198,623)    (1,790,425)     (76,520,200)
    Death benefits                                  (851,188)    (4,988,000)     (7,013,705)      (493,882)     (10,918,002)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  79,536,775    308,698,503     701,788,024     59,404,642    1,441,352,057
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                                                 RVS VP                          RVS VP
                                                  RVS VP          RVS VP       FUNDAMENTAL      RVS VP      GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)          DIV EQ INC       EMER MKTS       VAL(3)       GLOBAL BOND       PROT SEC



 OPERATIONS
Investment income (loss) -- net               $    9,284,581   $ (1,521,150)  $    143,704   $ 12,524,256     $  7,807,022
Net realized gain (loss) on sales of
  investments                                      4,266,363      9,963,535         75,476        830,099         (880,389)
Distributions from capital gains                 124,932,540     40,792,591        461,123             --           15,773
Net change in unrealized appreciation or
  depreciation of investments                    147,419,041     32,532,980     28,207,545     17,328,615       (4,836,947)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      285,902,525     81,767,956     28,887,848     30,682,970        2,105,459
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       555,298,098    128,314,137    199,977,843    199,252,325      267,420,181
Net transfers(1)                                 249,248,191    (33,211,352)   146,350,197     11,372,124       (7,949,689)
Transfers for policy loans                          (607,263)      (103,728)       (28,790)       (13,632)         (41,699)
Adjustments to net assets allocated to
  contracts in payout period                          64,887         (6,625)            --        (55,185)          21,889
Contract charges                                  (1,208,971)      (465,722)      (242,774)      (548,795)        (828,922)
Contract terminations:
    Surrender benefits                           (54,295,521)    (8,491,516)    (3,135,870)   (43,525,348)      (5,882,398)
    Death benefits                               (10,936,826)    (1,675,618)      (536,951)    (4,511,501)      (1,602,293)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   737,562,595     84,359,576    342,383,655    161,969,988      251,137,069
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,175,706,849    213,076,384             --    454,345,853      186,089,949
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $2,199,171,969   $379,203,916   $371,271,503   $646,998,811     $439,332,477
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           772,974,225    134,343,097             --    331,823,075      177,692,196
Contract purchase payments                       400,237,515     83,429,887    191,294,485    165,927,605      258,394,125
Net transfers(1)                                 153,611,812    (19,968,153)   149,209,701      8,715,549       (8,089,577)
Transfers for policy loans                          (390,299)       (60,376)       (27,839)       (14,592)         (40,350)
Contract charges                                    (719,623)      (259,010)      (232,430)      (395,161)        (796,092)
Contract terminations:
    Surrender benefits                           (32,651,964)    (4,668,340)    (1,080,102)   (30,068,122)      (5,625,588)
    Death benefits                                (6,673,605)      (960,093)      (509,964)    (3,250,148)      (1,530,386)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,286,388,061    191,857,012    338,653,851    472,738,206      420,004,328
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    41

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                   RVS VP          RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                GRO        HI YIELD BOND      INC OPP       INTL OPP        LG CAP EQ



 OPERATIONS
Investment income (loss) -- net                $     345,115    $ 59,130,143   $  9,910,078   $  3,312,050   $    1,796,202
Net realized gain (loss) on sales of
  investments                                    (18,582,405)    (14,722,725)         7,649      2,704,131       (5,429,301)
Distributions from capital gains                          --              --         26,337             --               --
Net change in unrealized appreciation or
  depreciation of investments                     50,640,833      39,925,057      5,912,554     75,798,560      132,131,274
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       32,403,543      84,332,475     15,856,618     81,814,741      128,498,175
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       130,610,650      98,219,660    203,888,171     21,784,954       47,688,948
Net transfers(1)                                 (94,081,010)    (89,543,028)    67,556,389     30,316,105      777,706,067
Transfers for policy loans                          (227,211)        (11,751)       (63,205)       109,717          650,802
Adjustments to net assets allocated to
  contracts in payout period                         (31,221)       (339,214)        (2,786)      (108,824)       6,795,174
Contract charges                                    (386,922)       (479,549)      (337,309)      (223,835)      (1,998,460)
Contract terminations:
    Surrender benefits                           (15,105,018)    (96,512,296)    (2,995,713)   (81,287,988)    (191,128,396)
    Death benefits                                (2,464,957)     (9,241,532)    (1,349,415)    (3,424,803)     (11,539,056)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    18,314,311     (97,907,710)   266,696,132    (32,834,674)     628,175,079
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  398,436,486     919,120,879     63,156,854    370,644,637      570,540,195
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 449,154,340    $905,545,644   $345,709,604   $419,624,704   $1,327,213,449
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           579,086,006     715,854,421     59,284,871    335,839,115      587,040,441
Contract purchase payments                       178,530,553      78,382,972    192,437,574     19,514,744       48,672,665
Net transfers(1)                                (141,979,990)    (68,631,596)    62,250,099     22,450,622      673,998,525
Transfers for policy loans                          (313,487)        (15,242)       (58,646)        69,548          414,344
Contract charges                                    (537,829)       (363,843)      (306,002)      (186,441)      (2,046,421)
Contract terminations:
    Surrender benefits                           (21,018,069)    (69,114,869)    (2,723,357)   (60,318,945)    (147,413,690)
    Death benefits                                (3,489,210)     (6,907,897)    (1,231,814)    (2,863,740)     (10,746,287)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 590,277,974     649,203,946    309,652,725    314,504,903    1,149,919,577
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 42    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    RVS VP        RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              LG CAP VAL    MID CAP GRO    MID CAP VAL      S&P 500      SELECT VAL



 OPERATIONS
Investment income (loss) -- net                  $    90,975   $ (1,584,611)  $    321,846   $  1,566,761   $   344,079
Net realized gain (loss) on sales of
  investments                                        171,496        406,899        687,240      6,612,710       340,707
Distributions from capital gains                   1,127,493     11,709,771      3,195,427      1,207,804     2,550,253
Net change in unrealized appreciation or
  depreciation of investments                      2,006,663    (20,166,353)    20,882,338     26,477,557       372,147
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  3,396,627     (9,634,294)    25,086,851     35,864,832     3,607,186
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         2,955,309     11,997,014    160,455,364     19,332,222     2,258,381
Net transfers(1)                                   2,369,439    141,591,497    150,448,005    (34,843,805)   (1,833,189)
Transfers for policy loans                            (8,563)        68,765        (65,718)      (101,294)      (13,059)
Adjustments to net assets allocated to
  contracts in payout period                          (1,563)       907,388          7,403       (130,274)       (2,056)
Contract charges                                     (13,913)      (175,248)      (183,261)      (181,499)      (23,517)
Contract terminations:
    Surrender benefits                              (629,671)   (28,931,491)    (5,086,039)   (13,166,955)     (720,353)
    Death benefits                                   (74,372)    (1,537,890)      (636,704)    (2,143,933)     (233,572)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     4,596,666    123,920,035    304,939,050    (31,235,538)     (567,365)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   16,462,268    107,722,399     17,507,122    272,013,850    24,576,716
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $24,455,561   $222,008,140   $347,533,023   $276,643,144   $27,616,537
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            11,470,243     87,823,904     12,716,573    304,081,529    18,945,737
Contract purchase payments                         2,508,252     10,419,091    142,349,489     20,159,906     1,923,468
Net transfers(1)                                   1,911,441    132,899,649    121,326,229    (38,002,490)   (1,530,035)
Transfers for policy loans                            (7,218)        80,218        (54,673)      (105,277)      (11,243)
Contract charges                                     (11,507)      (160,735)      (139,052)      (192,563)      (19,578)
Contract terminations:
    Surrender benefits                              (521,588)   (29,403,199)    (1,972,622)   (13,647,983)     (598,967)
    Death benefits                                   (61,110)    (1,457,394)      (515,839)    (2,302,811)     (199,561)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  15,288,513    200,201,534    273,710,105    269,990,311    18,509,821
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                                                                   ROYCE
                                                    RVS VP          RVS VP         RVS VP       MICRO-CAP,      THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)            SHORT DURATION    SM CAP ADV     SM CAP VAL      INVEST CI         VAL



 OPERATIONS
Investment income (loss) -- net                  $ 10,438,323    $ (1,495,283)  $ (1,905,255)  $   (926,269)  $    822,319
Net realized gain (loss) on sales of
  investments                                      (2,520,836)      5,310,029      8,938,180      7,802,186     11,224,684
Distributions from capital gains                           --      21,962,756     46,473,683      7,096,865      8,335,527
Net change in unrealized appreciation or
  depreciation of investments                       2,149,031      (7,515,503)    18,565,369     10,460,000      5,579,074
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        10,066,518      18,261,999     72,071,977     24,432,782     25,961,604
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         64,904,046       9,916,790    133,226,807      2,519,338      3,598,686
Net transfers(1)                                  (81,704,652)    (31,944,605)   (78,559,152)   (12,245,733)   (16,491,629)
Transfers for policy loans                              1,975         (52,835)      (106,611)       (31,117)       (95,635)
Adjustments to net assets allocated to
  contracts in payout period                         (154,258)       (142,846)       (27,552)        85,268        (44,778)
Contract charges                                     (213,179)       (122,531)      (759,187)       (38,201)       (51,973)
Contract terminations:
    Surrender benefits                            (19,113,919)     (8,114,869)   (14,352,741)    (6,588,783)    (8,537,212)
    Death benefits                                 (3,212,370)     (1,324,189)    (2,335,275)      (856,165)    (1,404,043)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (39,492,357)    (31,785,085)    37,086,289    (17,155,393)   (23,026,584)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   361,416,923     183,927,377    370,927,168    128,705,300    186,631,364
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $331,991,084    $170,404,291   $480,085,434   $135,982,689   $189,566,384
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            302,533,509     116,135,726    234,332,659     46,205,214     64,866,100
Contract purchase payments                         55,599,359       6,190,961     94,239,429        811,178      1,162,043
Net transfers(1)                                  (68,390,746)    (19,125,022)   (46,565,840)    (3,967,305)    (5,390,862)
Transfers for policy loans                              1,104         (32,715)       (64,583)        (9,639)       (30,651)
Contract charges                                     (177,922)        (73,023)      (438,748)       (12,364)       (16,838)
Contract terminations:
    Surrender benefits                            (16,052,632)     (4,818,690)    (8,342,044)    (2,130,139)    (2,766,291)
    Death benefits                                 (2,682,096)       (791,514)    (1,380,180)      (280,301)      (458,520)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  270,830,576      97,485,723    271,780,693     40,616,644     57,364,981
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                  VANK LIT        VANK UIF       VANK UIF
                                                  COMSTOCK,     GLOBAL REAL    MID CAP GRO,      WANGER          WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              CL II      EST, CL II(3)     CL II(3)      INTL SM CAP     U.S. SM CO



 OPERATIONS
Investment income (loss) -- net                 $  1,451,831    $  1,905,712   $   (298,646)  $ (2,534,949)  $  (5,757,292)
Net realized gain (loss) on sales of
  investments                                       (147,763)        596,282         38,179     18,852,292      24,865,501
Distributions from capital gains                  31,916,381         685,750        771,121             --      28,583,947
Net change in unrealized appreciation or
  depreciation of investments                     56,791,325      22,481,253      7,936,631    194,651,715       5,289,397
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       90,011,774      25,668,997      8,447,285    210,969,058      52,981,553
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       356,742,795      76,626,865     51,574,400    176,365,801     149,374,362
Net transfers(1)                                 (77,730,510)     68,409,166     40,938,734    (40,775,128)   (100,772,290)
Transfers for policy loans                          (154,283)        (19,258)       (15,867)      (281,393)       (274,509)
Adjustments to net assets allocated to
  contracts in payout period                          (5,839)             --             --        (30,046)        (57,295)
Contract charges                                  (1,519,463)        (89,556)       (62,383)      (728,738)       (756,144)
Contract terminations:
    Surrender benefits                           (10,525,254)       (771,855)      (369,448)   (23,876,836)    (33,372,599)
    Death benefits                                (2,639,462)       (203,222)      (160,934)    (3,433,566)     (5,006,173)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   264,167,984     143,952,140     91,904,502    107,240,094       9,135,352
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  456,174,682              --             --    539,106,833     828,366,953
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $810,354,440    $169,621,137   $100,351,787   $857,315,985   $ 890,483,858
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           384,396,091              --             --    318,154,475     478,752,122
Contract purchase payments                       306,270,250      69,842,574     52,495,294    108,965,130      91,334,705
Net transfers(1)                                 (63,655,060)     67,555,538     46,584,165    (20,035,596)    (58,157,114)
Transfers for policy loans                          (125,874)        (17,771)       (16,147)      (149,530)       (158,529)
Contract charges                                  (1,213,840)        (79,356)       (65,468)      (362,665)       (427,071)
Contract terminations:
    Surrender benefits                            (8,392,626)       (680,186)      (385,483)   (11,935,140)    (18,855,273)
    Death benefits                                (2,119,252)       (178,317)      (164,610)    (1,748,629)     (2,829,986)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 615,159,689     136,442,482     98,447,751    392,888,045     489,658,854
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------
                                                          WF ADV VT     WF ADV VT      WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     ASSET ALLOC    INTL CORE         OPP        SM CAP GRO



 OPERATIONS
Investment income (loss) -- net                          $ 1,382,704   $   143,682   $   (822,530)  $  (412,063)
Net realized gain (loss) on sales of investments           1,808,662     1,043,974      4,334,599     1,294,718
Distributions from capital gains                           1,084,634       752,307     10,396,375     1,181,723
Net change in unrealized appreciation or depreciation
  of investments                                           5,847,171     1,556,090     (3,993,484)    7,006,886
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              10,123,171     3,496,053      9,914,960     9,071,264
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 2,610,609       383,694      7,493,408     7,895,239
Net transfers(1)                                          (6,332,507)   (1,872,629)   (14,650,331)    8,475,445
Transfers for policy loans                                    (6,986)      (14,425)       (16,189)      (27,524)
Adjustments to net assets allocated to contracts in
  payout period                                               47,307            --         (7,788)       (1,728)
Contract charges                                             (65,310)      (14,044)       (72,028)      (31,083)
Contract terminations:
    Surrender benefits                                    (5,012,031)   (1,006,718)    (4,485,014)   (2,369,514)
    Death benefits                                          (827,519)      (58,559)      (645,967)     (282,396)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (9,586,437)   (2,582,681)   (12,383,909)   13,658,439
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           96,853,363    18,913,420     95,961,946    37,470,933
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $97,390,097   $19,826,792   $ 93,492,997   $60,200,636
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    84,218,501    17,548,520     78,279,948    38,139,345
Contract purchase payments                                 2,182,742       324,799      6,020,601     7,237,609
Net transfers(1)                                          (5,453,046)   (1,570,929)   (11,501,633)    7,625,562
Transfers for policy loans                                    (5,414)      (12,067)       (12,550)      (25,065)
Contract charges                                             (54,916)      (11,832)       (56,466)      (28,371)
Contract terminations:
    Surrender benefits                                    (4,185,624)     (825,924)    (3,475,413)   (2,121,077)
    Death benefits                                          (701,999)      (48,281)      (508,065)     (262,371)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          76,000,244    15,404,286     68,746,422    50,565,632
---------------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period June 26, 2006 (commencement of operations) to Dec. 31,
       2006.

   (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

   (4) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.

   (5) For the period Sept. 15, 2006 (commencement of operations) to Dec. 31, 2006.

   (6) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
       2006.

See accompanying notes to financial statements.


 46    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI         AIM VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2005                             SER I         SER II         SER I         SER II         SER I



 OPERATIONS
Investment income (loss) -- net                   $  (591,057)  $ (1,309,161)  $  (463,090)  $  (413,331)  $     673,718
Net realized gain (loss) on sales of investments   (3,861,293)       174,672     1,493,524       736,782       8,421,142
Distributions from capital gains                           --             --            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                      10,236,668     19,806,751     3,388,947     3,919,007       9,964,559
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   5,784,318     18,672,262     4,419,381     4,242,458      19,059,419
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,526,731    158,355,211     1,118,544     9,278,215      11,383,447
Net transfers(1)                                   (4,376,410)    11,414,580    (7,239,725)     (405,561)    (23,381,815)
Transfers for policy loans                            (10,539)       (19,508)      (36,832)      (14,676)        511,126
Adjustments to net assets allocated to contracts
  in payout period                                     (9,621)        (2,786)       (3,855)       (3,035)       (207,089)
Contract charges                                      (40,670)       (84,237)      (23,164)      (35,651)       (376,012)
Contract terminations:
    Surrender benefits                             (2,926,956)    (2,632,577)   (2,134,750)   (1,117,186)    (99,401,317)
    Death benefits                                   (680,268)      (567,701)     (303,500)     (218,416)     (5,254,324)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (5,517,733)   166,462,982    (8,623,282)    7,483,690    (116,725,984)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    78,247,567     68,890,696    57,869,381    42,616,251     582,105,361
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $78,514,152   $254,025,940   $53,665,480   $54,342,399   $ 484,438,796
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             86,822,359     69,240,224    38,647,649    36,244,332     351,566,359
Contract purchase payments                          2,815,980    159,129,012       739,549     7,876,997       6,906,219
Net transfers(1)                                   (4,888,001)    11,589,486    (4,767,310)     (294,754)    (14,164,619)
Transfers for policy loans                            (11,772)       (20,691)      (24,032)      (12,062)        315,141
Contract charges                                      (45,207)       (82,507)      (15,338)      (29,976)       (228,452)
Contract terminations:
    Surrender benefits                             (3,238,650)    (2,613,704)   (1,407,805)     (937,558)    (60,065,914)
    Death benefits                                   (751,380)      (558,873)     (201,585)     (185,642)     (3,216,627)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   80,703,329    236,682,947    32,971,128    42,661,337     281,112,107
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    47

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI       AIM VI        AB VPS
                                                        DYN,       FIN SERV,    INTL GRO,      TECH,      GLOBAL TECH,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                 SER I         SER I      SER II(2)      SER I         CL B(2)



 OPERATIONS
Investment income (loss) -- net                     $  (140,484)  $   121,631    $    764   $  (229,549)   $   (2,169)
Net realized gain (loss) on sales of investments        782,434       520,257           4        78,028           (47)
Distributions from capital gains                             --            --          --            --            --
Net change in unrealized appreciation or
  depreciation of investments                           863,131       425,979       8,511     1,711,488       (33,086)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,505,081     1,067,867       9,279     1,559,967       (35,302)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              662,249     3,977,753     165,758    21,812,020     3,458,885
Net transfers(1)                                     (2,749,610)   (3,094,763)     94,615      (732,302)      226,876
Transfers for policy loans                               (7,652)       (6,503)         --        (6,081)         (120)
Adjustments to net assets allocated to contracts
  in payout period                                       (1,837)       (1,064)         --            --            --
Contract charges                                        (15,007)      (19,812)         (5)      (21,326)          (31)
Contract terminations:
    Surrender benefits                                 (641,503)     (751,458)       (171)     (641,629)       (1,949)
    Death benefits                                      (10,973)     (211,211)         --      (176,576)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,764,333)     (107,058)    260,197    20,234,106     3,683,661
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      17,669,711    22,147,444          --    18,466,458            --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $16,410,459   $23,108,253    $269,476   $40,260,531    $3,648,359
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               17,584,294    19,443,630          --    25,351,782            --
Contract purchase payments                              652,292     3,573,837     158,418    31,205,709     3,236,242
Net transfers(1)                                     (2,714,380)   (2,815,226)     88,327    (1,046,507)      211,150
Transfers for policy loans                               (7,448)       (6,186)         --        (8,540)         (111)
Contract charges                                        (14,534)      (17,815)         (5)      (30,084)          (29)
Contract terminations:
    Surrender benefits                                 (620,339)     (677,368)        (17)     (905,081)         (964)
    Death benefits                                      (10,860)     (190,074)         --      (252,676)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     14,869,025    19,310,798     246,723    54,314,603     3,446,288
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 48    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AB VPS         AB VPS         AC VP         AC VP         AC VP
                                                   GRO & INC,      INTL VAL,       INTL,         INTL,         ULTRA,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                CL B           CL B           CL I         CL II        CL II(2)



 OPERATIONS
Investment income (loss) -- net                   $  1,104,469   $ (1,442,033)  $   168,494   $    33,931   $   (11,765)
Net realized gain (loss) on sales of investments       837,317         55,776      (944,443)      517,359            --
Distributions from capital gains                            --      5,469,022            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        9,122,243     60,595,058     7,546,726     9,845,641      (270,935)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   11,064,029     64,677,823     6,770,777    10,396,931      (282,700)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          49,167,890    169,880,622     1,562,539    15,539,678    18,521,501
Net transfers(1)                                    12,310,013    105,555,601      (372,136)    7,145,816     1,012,978
Transfers for policy loans                            (114,675)       (97,548)      (22,182)      (57,298)       (6,995)
Adjustments to net assets allocated to contracts
  in payout period                                     (23,174)       (17,215)       (4,301)       (9,302)           --
Contract charges                                      (213,670)      (227,471)      (20,876)      (60,797)         (144)
Contract terminations:
    Surrender benefits                              (7,591,363)    (8,195,031)   (1,715,581)   (2,249,751)       (4,312)
    Death benefits                                  (1,552,116)    (1,712,395)     (330,188)     (389,718)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      51,982,905    265,186,563      (902,725)   19,918,628    19,523,028
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    249,752,453    221,321,867    55,191,593    66,949,244            --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $312,799,387   $551,186,253   $61,059,645   $97,264,803   $19,240,328
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             229,827,573    135,769,714    59,554,487    63,755,535            --
Contract purchase payments                          44,931,238    100,417,784     1,663,934    14,513,861    17,626,252
Net transfers(1)                                    11,372,549     62,461,467      (324,714)    6,676,408       962,687
Transfers for policy loans                            (105,217)       (57,394)      (23,097)      (51,251)       (6,575)
Contract charges                                      (195,573)      (133,186)      (22,266)      (56,615)         (136)
Contract terminations:
    Surrender benefits                              (6,929,449)    (4,787,393)   (1,822,705)   (2,106,739)       (3,844)
    Death benefits                                  (1,424,123)    (1,010,729)     (351,439)     (363,726)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   277,476,998    292,660,263    58,674,200    82,367,473    18,578,384
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                      AC VP           AC VP                         CS            CS
                                                       VAL,           VAL,        CALVERT VS     MID-CAP        SM CAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   CL I           CL II       SOCIAL BAL       CORE         CORE I



 OPERATIONS
Investment income (loss) -- net                   $  (2,095,062)  $   (723,566)  $   493,946   $  (283,969)  $ (4,424,489)
Net realized gain (loss) on sales of investments      8,617,156        314,511       282,017      (390,230)    (7,138,039)
Distributions from capital gains                     72,930,528     29,747,632            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       (52,126,127)   (14,710,761)    1,467,785     2,562,333     (4,375,545)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    27,326,495     14,627,816     2,243,748     1,888,134    (15,938,073)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           15,457,786     75,122,989     6,444,396       928,795      7,166,245
Net transfers(1)                                     90,124,132     28,387,507     1,640,290    (5,689,144)   (26,312,998)
Transfers for policy loans                              319,203       (125,067)      (13,106)       (2,227)       244,248
Adjustments to net assets allocated to contracts
  in payout period                                     (228,681)       (36,352)       (4,345)       (4,490)       (81,343)
Contract charges                                       (322,006)      (242,823)      (36,249)      (18,618)      (196,338)
Contract terminations:
    Surrender benefits                             (118,660,231)    (9,018,708)   (1,294,737)   (1,522,520)   (71,660,860)
    Death benefits                                   (5,716,459)    (2,202,822)     (422,883)     (356,596)    (2,318,382)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (19,026,256)    91,884,724     6,313,366    (6,664,800)   (93,159,428)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     713,847,681    272,313,604    42,296,130    36,657,311    415,056,274
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 722,147,920   $378,826,144   $50,853,244   $31,880,645   $305,958,773
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              348,194,030    210,265,072    42,435,148    30,757,887    295,070,055
Contract purchase payments                            7,759,538     58,161,625     6,308,763       769,107      5,305,478
Net transfers(1)                                     42,557,818     22,109,199     1,632,045    (4,734,517)   (19,680,131)
Transfers for policy loans                              125,219        (97,237)      (13,545)       (2,037)       182,258
Contract charges                                       (154,933)      (187,147)      (35,749)      (15,498)      (145,784)
Contract terminations:
    Surrender benefits                              (53,663,235)    (6,934,299)   (1,282,967)   (1,261,987)   (52,826,352)
    Death benefits                                   (2,862,906)    (1,699,162)     (418,238)     (294,506)    (1,735,107)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    341,955,531    281,618,051    48,625,457    25,218,449    226,170,417
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 50    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     EG VA         EG VA         FID VIP        FID VIP        FID VIP
                                                  FUNDAMENTAL     INTL EQ,     GRO & INC,     GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)             LG CAP, CL 2       CL 2         SERV CL       SERV CL 2       SERV CL



 OPERATIONS
Investment income (loss) -- net                   $   (10,968)  $   587,806   $  1,453,669   $  1,681,771   $  2,826,219
Net realized gain (loss) on sales of
  investments                                         317,604        31,944     (1,390,444)     2,444,205      7,653,474
Distributions from capital gains                           --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,650,566     4,104,747     13,701,203     20,910,866     49,540,142
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,957,202     4,724,497     13,764,428     25,036,842     60,019,835
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,559,874    23,215,215      6,122,248     53,098,982      9,084,657
Net transfers(1)                                    6,144,752     7,007,148    (27,563,481)   (34,598,440)       468,530
Transfers for policy loans                             (2,231)      (10,790)       (60,343)       (96,453)      (185,959)
Adjustments to net assets allocated to
  contracts in payout period                           (3,240)       (1,253)      (221,493)       (66,278)      (255,018)
Contract charges                                      (22,789)      (14,059)       (93,148)      (313,688)      (149,949)
Contract terminations:
    Surrender benefits                               (904,013)     (358,809)    (9,953,055)   (11,047,457)   (13,986,823)
    Death benefits                                   (229,166)     (166,324)    (1,507,172)    (2,520,118)    (2,470,943)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      6,543,187    29,671,128    (33,276,444)     4,456,548     (7,495,505)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    22,144,649     9,684,180    241,007,862    375,117,066    352,909,698
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $30,645,038   $44,079,805   $221,495,846   $404,610,456   $405,434,028
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             23,447,847     8,450,029    251,134,847    353,479,110    147,112,701
Contract purchase payments                          1,608,666    19,631,423      6,393,849     50,362,838      3,616,730
Net transfers(1)                                    6,287,164     5,907,482    (28,778,412)   (32,618,053)       163,631
Transfers for policy loans                             (2,355)       (9,101)       (62,307)       (90,589)       (75,969)
Contract charges                                      (23,421)      (11,763)       (97,178)      (296,175)       (59,684)
Contract terminations:
    Surrender benefits                               (924,141)     (298,838)   (10,426,274)   (10,394,557)    (5,560,111)
    Death benefits                                   (238,730)     (138,323)    (1,581,179)    (2,388,847)      (985,246)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   30,155,030    33,530,909    216,583,346    358,053,727    144,212,052
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    51

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  FID VIP       FID VIP        FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                                 MID CAP,      OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)             SERV CL 2      SERV CL       SERV CL 2          CL 2             CL 2



 OPERATIONS
Investment income (loss) -- net                $  3,810,443   $  (238,534)  $   (618,501)    $  3,251,064     $   (299,165)
Net realized gain (loss) on sales of
  investments                                       284,820       (78,748)     1,726,425        3,144,665          699,486
Distributions from capital gains                         --       434,298        791,978       36,422,334        1,642,725
Net change in unrealized appreciation or
  depreciation of investments                   116,302,504    14,315,905     27,251,027       32,124,507       19,843,755
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     120,397,767    14,432,921     29,150,929       74,942,570       21,886,801
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      203,430,643     2,381,708     24,797,846      110,766,576       55,902,898
Net transfers(1)                                 50,061,964    (3,224,619)    (2,624,367)      (3,801,846)      24,785,882
Transfers for policy loans                         (288,968)      (24,663)       (37,418)        (190,800)        (112,000)
Adjustments to net assets allocated to
  contracts in payout period                        (37,449)      (14,792)       (15,236)         (90,942)         (21,963)
Contract charges                                   (523,520)      (29,309)      (123,244)        (377,214)        (161,967)
Contract terminations:
    Surrender benefits                          (19,178,466)   (2,726,263)    (4,427,861)     (19,424,184)      (8,160,244)
    Death benefits                               (3,472,411)     (507,830)      (995,030)      (4,823,651)      (1,478,651)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  229,991,793    (4,145,768)    16,574,690       82,057,939       70,753,955
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 558,129,544    83,694,965    147,870,194      533,003,756      224,252,101
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $908,519,104   $93,982,118   $193,595,813     $690,004,265     $316,892,857
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          356,492,171    86,131,995    122,929,402      230,880,792      118,565,790
Contract purchase payments                      123,309,486     2,413,514     20,203,509       47,356,492       29,710,659
Net transfers(1)                                 30,574,098    (3,251,453)    (2,161,500)      (1,247,979)      12,970,375
Transfers for policy loans                         (172,194)      (25,349)       (30,346)         (79,177)         (58,112)
Contract charges                                   (317,011)      (29,642)      (100,069)        (158,003)         (84,098)
Contract terminations:
    Surrender benefits                          (11,548,664)   (2,762,260)    (3,569,546)      (8,075,813)      (4,189,672)
    Death benefits                               (2,098,603)     (520,293)      (818,186)      (2,034,247)        (748,428)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                496,239,283    81,956,512    136,453,264      266,642,065      156,166,514
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 52    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                  FTVIPT          FTVIPT         FTVIPT        GS VIT         GS VIT
                                              MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR       MID CAP      STRUCTD SM
YEAR ENDED DEC. 31, 2005 (CONTINUED)            SEC, CL 2       SEC, CL 1      SEC, CL 2      VAL, INST    CAP EQ, INST



 OPERATIONS
Investment income (loss) -- net                $    (18,292)   $    419,084   $   156,962   $   (974,138)   $  (262,532)
Net realized gain (loss) on sales of
  investments                                       236,003       5,737,845       640,418         73,831      1,716,454
Distributions from capital gains                    502,610              --            --     69,649,171      3,637,554
Net change in unrealized appreciation or
  depreciation of investments                    14,904,933      54,275,339     3,615,228       (156,867)    (3,087,059)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      15,625,254      60,432,268     4,412,608     68,591,997      2,004,417
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       44,119,571       4,288,656     1,352,600    184,900,122        785,464
Net transfers(1)                                 22,850,823      27,575,796     6,542,230     82,000,494     (4,733,062)
Transfers for policy loans                          (52,178)        160,948       (22,743)      (175,440)       (13,591)
Adjustments to net assets allocated to
  contracts in payout period                        (42,668)        243,840       (14,835)       (84,315)        (1,892)
Contract charges                                   (105,934)       (141,487)      (14,209)      (351,804)       (16,140)
Contract terminations:
    Surrender benefits                           (3,728,712)    (49,986,868)   (1,544,941)   (17,640,225)    (1,407,859)
    Death benefits                                 (931,541)     (1,724,715)     (257,206)    (3,589,683)      (305,535)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   62,109,361     (19,583,830)    6,040,896    245,059,149     (5,692,615)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 118,372,813     240,780,559    41,041,893    451,843,137     44,778,829
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $196,107,428    $281,628,997   $51,495,397   $765,494,283    $41,090,631
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           99,870,679     274,585,826    31,651,467    226,018,384     26,859,407
Contract purchase payments                       36,323,585       4,539,404     1,026,556     90,485,739        468,917
Net transfers(1)                                 18,890,364      29,007,270     5,087,379     39,619,608     (2,850,857)
Transfers for policy loans                          (42,536)        170,750       (17,422)       (86,603)        (7,799)
Contract charges                                    (86,921)       (149,843)      (10,804)      (168,728)        (9,670)
Contract terminations:
    Surrender benefits                           (3,043,627)    (52,053,973)   (1,168,491)    (8,384,464)      (847,087)
    Death benefits                                 (771,642)     (1,854,947)     (195,493)    (1,697,382)      (181,216)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                151,139,902     254,244,487    36,373,192    345,786,554     23,431,695
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    53

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                  GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                               STRUCTD U.S.   GLOBAL TECH,     INTL GRO,    MID CAP GRO,       RETIRE
YEAR ENDED DEC. 31, 2005 (CONTINUED)             EQ, INST         SERV           SERV           SERV       INTL EQ, SERV



 OPERATIONS
Investment income (loss) -- net                $    510,869    $  (187,700)  $    231,506   $   (266,923)   $    224,281
Net realized gain (loss) on sales of
  investments                                       123,943     (3,372,723)       672,494     (2,717,145)      1,608,377
Distributions from capital gains                         --             --             --             --       2,655,586
Net change in unrealized appreciation or
  depreciation of investments                    28,944,309      5,728,444     28,497,150      6,255,115      13,562,204
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      29,579,121      2,168,021     29,401,150      3,271,047      18,050,448
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      167,491,450      1,106,012      3,507,325      1,383,420      21,342,468
Net transfers(1)                                 55,816,261     (2,833,298)    (2,555,596)    (5,600,918)      4,437,347
Transfers for policy loans                         (129,287)       (12,851)       (44,935)       (21,466)        (50,334)
Adjustments to net assets allocated to
  contracts in payout period                        (47,148)          (694)      (121,838)          (378)        (38,264)
Contract charges                                   (185,297)       (20,489)       (63,638)       (25,471)       (105,431)
Contract terminations:
    Surrender benefits                           (9,412,740)      (920,770)    (3,520,397)    (1,258,299)     (5,070,548)
    Death benefits                               (2,079,667)      (181,166)      (654,093)      (131,663)       (880,520)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  211,453,572     (2,863,256)    (3,453,172)    (5,654,775)     19,634,718
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 251,603,761     24,173,906     99,631,506     34,098,569     160,817,065
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $492,636,454    $23,478,671   $125,579,484   $ 31,714,841    $198,502,231
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          253,878,486     65,786,985    139,788,353     71,058,927     168,207,767
Contract purchase payments                      168,341,027      3,034,699      4,577,386      2,849,052      21,756,164
Net transfers(1)                                 57,375,404     (8,024,110)    (4,086,040)   (11,489,143)      5,068,392
Transfers for policy loans                         (126,153)       (33,836)       (57,292)       (41,604)        (53,535)
Contract charges                                   (186,236)       (54,314)       (82,006)       (51,722)       (108,020)
Contract terminations:
    Surrender benefits                           (9,619,939)    (2,557,928)    (4,485,220)    (2,569,842)     (5,284,774)
    Death benefits                               (2,107,379)      (517,568)      (839,386)      (272,668)       (910,955)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                467,555,210     57,633,928    134,815,795     59,483,000     188,675,039
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 54    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                   LM PTNRS           MFS             MFS            MFS             MFS
                                                  VAR SM CAP    INV GRO STOCK,     NEW DIS,     TOTAL RETURN,    UTILITIES,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)          GRO, CL II(2)       SERV CL         SERV CL        SERV CL         SERV CL



 OPERATIONS
Investment income (loss) -- net                    $    (86)     $   (958,797)   $   (973,185)   $   319,672    $   (440,795)
Net realized gain (loss) on sales of
  investments                                           147          (469,456)        476,425         20,952         152,747
Distributions from capital gains                      6,501                --              --      1,771,014              --
Net change in unrealized appreciation or
  depreciation of investments                        (5,790)        6,466,116       4,162,578       (797,627)     14,532,603
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             772         5,037,863       3,665,818      1,314,011      14,244,555
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           54,212        19,244,718       9,569,175     43,590,151      39,219,491
Net transfers(1)                                     55,517           431,862     (26,427,919)    10,702,264      31,227,139
Transfers for policy loans                               --           (46,009)        (30,724)       (29,222)        (31,744)
Adjustments to net assets allocated to
  contracts in payout period                             --           (15,591)         (6,217)       (10,357)        (15,097)
Contract charges                                         (1)          (90,404)        (83,504)       (36,300)        (65,081)
Contract terminations:
    Surrender benefits                                 (155)       (4,121,260)     (4,003,332)    (1,093,394)     (2,438,134)
    Death benefits                                       --          (870,189)       (848,213)      (301,535)       (719,340)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      109,573        14,533,127     (21,830,734)    52,821,607      67,177,234
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --       127,400,286     128,085,237     28,759,721      64,197,571
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $110,345      $146,971,276    $109,920,321    $82,895,339    $145,619,360
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --       195,430,028     149,075,141     26,241,735      52,791,656
Contract purchase payments                           50,730        28,448,188      11,354,932     39,844,898      29,383,744
Net transfers(1)                                     53,637            44,705     (31,945,159)     9,704,197      23,968,663
Transfers for policy loans                               --           (69,717)        (36,617)       (26,698)        (21,443)
Contract charges                                         (1)         (138,609)        (99,674)       (33,133)        (49,580)
Contract terminations:
    Surrender benefits                                   --        (6,358,002)     (4,775,554)      (995,727)     (1,848,546)
    Death benefits                                       --        (1,349,242)     (1,012,950)      (276,597)       (543,660)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    104,366       216,007,351     122,560,119     74,458,675     103,680,834
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                  OPPEN           OPPEN          OPPEN         PIONEER         PUT VT
                                             GLOBAL SEC VA,    MAIN ST SM      STRATEGIC     EQ INC VCT,   HLTH SCIENCES,
YEAR ENDED DEC. 31, 2005 (CONTINUED)              SERV        CAP VA, SERV   BOND VA, SERV      CL II           CL IB



 OPERATIONS
Investment income (loss) -- net                $  (175,822)    $  (295,193)   $  1,744,480   $   770,477     $  (334,208)
Net realized gain (loss) on sales of
  investments                                       39,072          59,845           3,603       962,586         275,499
Distributions from capital gains                        --         619,596              --            --              --
Net change in unrealized appreciation or
  depreciation of investments                    9,635,514       3,405,497       1,656,295     1,098,918       4,937,199
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,498,764       3,789,745       3,404,378     2,831,981       4,878,490
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      34,584,580      20,350,863     196,037,865     2,798,943      11,538,993
Net transfers(1)                                23,243,274       9,770,101      87,648,989     4,658,261       2,387,204
Transfers for policy loans                         (18,273)        (15,213)        (60,041)       (2,699)         (5,456)
Adjustments to net assets allocated to
  contracts in payout period                        (7,636)         (1,792)        (10,291)       (8,770)         (3,409)
Contract charges                                   (36,548)        (21,190)        (67,912)      (42,553)        (37,787)
Contract terminations:
    Surrender benefits                            (807,674)       (483,157)     (2,686,792)   (1,755,969)     (1,073,104)
    Death benefits                                (259,011)        (77,565)     (1,065,570)     (408,412)       (416,355)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  56,698,712      29,522,047     279,796,248     5,238,801      12,390,086
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 28,389,465      19,170,008      49,695,568    55,958,129      35,995,524
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $94,586,941     $52,481,800    $332,896,194   $64,028,911     $53,264,100
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          24,526,459      16,643,217      46,499,009    48,892,337      37,011,026
Contract purchase payments                      29,489,329      17,483,256     182,735,989     2,423,969      11,060,105
Net transfers(1)                                19,349,693       8,278,155      81,351,289     4,093,136       2,197,127
Transfers for policy loans                         (15,091)        (12,829)        (55,643)       (2,227)         (4,392)
Contract charges                                   (30,819)        (18,159)        (63,218)      (36,645)        (36,952)
Contract terminations:
    Surrender benefits                            (676,521)       (408,557)     (2,497,993)   (1,503,368)     (1,041,397)
    Death benefits                                (220,245)        (69,866)       (992,126)     (345,301)       (412,525)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                72,422,805      41,895,217     306,977,307    53,521,901      48,772,992
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 56    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   PUT VT         PUT VT         PUT VT         PUT VT
                                                  INTL EQ,    INTL NEW OPP,     NEW OPP,        VISTA,         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)               CL IB          CL IB           CL IA          CL IB           BAL



 OPERATIONS
Investment income (loss) -- net                 $   499,099    $   (148,274)  $ (2,594,748)  $   (805,438)  $  7,545,206
Net realized gain (loss) on sales of
  investments                                     2,356,366      (4,888,569)   (26,100,844)    (7,160,492)    (7,757,557)
Distributions from capital gains                         --              --             --             --     15,130,664
Net change in unrealized appreciation or
  depreciation of investments                     6,250,490      18,793,414     52,393,351     17,866,972     (1,067,962)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       9,105,955      13,756,571     23,697,759      9,901,042     13,850,351
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        7,011,877       2,928,439      7,758,919      5,583,581     30,040,892
Net transfers(1)                                 (8,745,216)    (13,103,118)   (19,280,984)   (15,208,838)     9,939,385
Transfers for policy loans                            1,710         (39,356)       380,211        (63,104)       209,266
Adjustments to net assets allocated to
  contracts in payout period                         (2,254)         (7,343)      (269,378)       (12,792)      (682,900)
Contract charges                                    (59,975)        (59,443)      (276,415)       (77,280)      (331,006)
Contract terminations:
    Surrender benefits                           (2,034,488)     (3,671,642)   (61,042,173)    (3,940,936)   (61,182,381)
    Death benefits                                 (621,019)       (586,495)    (2,347,748)      (880,276)    (6,799,707)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (4,449,365)    (14,538,958)   (75,077,568)   (14,599,645)   (28,806,451)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  84,437,717      88,924,124    337,875,328    100,427,625    515,992,103
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $89,094,307    $ 88,141,737   $286,495,519   $ 95,729,022   $501,036,003
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           72,648,580     107,334,366    265,043,639    110,020,303    373,844,948
Contract purchase payments                        5,872,834       3,358,181      6,062,354      5,934,007     26,162,735
Net transfers(1)                                 (7,383,516)    (15,087,560)   (15,735,370)   (16,487,447)     5,527,945
Transfers for policy loans                            1,755         (45,135)       302,410        (65,589)       106,968
Contract charges                                    (50,505)        (68,158)      (216,217)       (83,071)      (242,855)
Contract terminations:
    Surrender benefits                           (1,704,860)     (4,195,585)   (47,397,734)    (4,245,667)   (39,548,608)
    Death benefits                                 (530,667)       (663,629)    (1,861,874)      (938,512)    (4,988,392)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 68,853,621      90,632,480    206,197,208     94,134,024    360,862,741
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    57

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                    RVS VP         RVS VP         RVS VP           RVS VP          RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)              CASH MGMT      CORE BOND       DIV BOND        DIV EQ INC       EMER MKTS



 OPERATIONS
Investment income (loss) -- net                 $   7,875,956   $ 1,370,130   $   26,206,194   $    6,641,153   $   (742,440)
Net realized gain (loss) on sales of
  investments                                          (6,428)      (68,631)      (1,319,124)       1,451,207        265,327
Distributions from capital gains                           --       119,042               --       42,154,895      8,964,539
Net change in unrealized appreciation or
  depreciation of investments                           7,187      (882,026)     (14,215,844)      65,738,972     31,885,885
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         7,876,715       538,515       10,671,226      115,986,227     40,373,311
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        556,051,004    17,420,875      249,037,899      221,931,868     84,612,660
Net transfers(1)                                 (498,651,986)    8,986,012       80,765,231      217,209,369     40,610,042
Transfers for policy loans                            415,361        (5,405)         112,570         (387,239)       (63,069)
Adjustments to net assets allocated to
  contracts in payout period                         (413,344)       (1,853)        (649,315)          (4,965)        (1,250)
Contract charges                                     (287,651)      (18,669)        (490,788)        (565,852)       (62,721)
Contract terminations:
    Surrender benefits                            (49,089,168)   (9,901,903)     (69,255,287)     (25,030,754)    (2,299,209)
    Death benefits                                 (7,237,686)     (299,927)     (10,283,444)      (5,955,214)      (542,443)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        786,530    16,179,130      249,236,866      407,197,213    122,254,010
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   468,695,162    41,656,419      835,024,959      652,523,409     50,449,063
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 477,358,407   $58,374,064   $1,094,933,051   $1,175,706,849   $213,076,384
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            426,211,605    15,786,978      639,930,591      482,647,229     42,520,875
Contract purchase payments                        512,980,244    17,053,002      199,112,226      157,632,718     62,949,904
Net transfers(1)                                 (460,843,027)    8,767,501       62,730,709      155,491,975     31,076,926
Transfers for policy loans                            361,317        (5,247)          73,693         (276,625)       (51,012)
Contract charges                                     (261,294)      (18,259)        (381,999)        (403,138)       (46,183)
Contract terminations:
    Surrender benefits                            (42,891,092)     (973,442)     (51,113,897)     (17,847,823)    (1,700,143)
    Death benefits                                 (6,488,576)     (293,630)      (7,831,661)      (4,270,111)      (407,270)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  429,069,177    40,316,903      842,519,662      772,974,225    134,343,097
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 58    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                                  RVS VP
                                                 RVS VP      GLOBAL INFLATION      RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)           GLOBAL BOND       PROT SEC            GRO       HI YIELD BOND     INC OPP



 OPERATIONS
Investment income (loss) -- net               $ 12,188,854     $  5,054,370     $ (1,195,062)   $ 50,542,885   $ 1,355,393
Net realized gain (loss) on sales of
  investments                                      723,784           68,004       (2,726,461)    (13,357,287)       (4,360)
Distributions from capital gains                 1,983,995          281,462               --              --       245,918
Net change in unrealized appreciation or
  depreciation of investments                  (39,533,328)      (2,998,216)      24,724,212     (10,382,431)     (553,654)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (24,636,695)       2,405,620       20,802,689      26,803,167     1,043,297
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     105,148,080      154,757,685       89,123,405     103,216,534    47,351,526
Net transfers(1)                                50,851,232       25,231,053       85,728,430     (47,158,281)   12,727,168
Transfers for policy loans                          17,193          (20,212)        (145,817)        (54,366)       (9,039)
Adjustments to net assets allocated to
  contracts in payout period                       (50,347)            (173)         341,335         (46,589)         (871)
Contract charges                                  (189,160)         (23,341)        (193,212)       (445,857)       (8,310)
Contract terminations:
    Surrender benefits                         (29,330,816)      (6,287,522)      (8,660,973)    (68,665,498)     (376,515)
    Death benefits                              (3,452,011)        (195,864)      (1,958,397)     (9,467,860)      (75,387)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 122,994,171      173,461,626      164,234,771     (22,621,917)   59,608,572
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                355,988,377       10,222,703      213,399,026     914,939,629     2,504,985
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $454,345,853     $186,089,949     $398,436,486    $919,120,879   $63,156,854
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         242,561,640        9,951,031      340,148,136     730,172,431     2,406,070
Contract purchase payments                      76,307,545      149,630,901      130,263,482      83,827,962    45,222,755
Net transfers(1)                                35,627,908       24,378,576      125,726,923     (37,975,363)   12,097,459
Transfers for policy loans                           9,910          (19,470)        (219,189)        (48,881)       (8,619)
Contract charges                                  (135,471)         (22,495)        (296,814)       (357,873)       (7,877)
Contract terminations:
    Surrender benefits                         (20,111,839)      (6,037,356)     (13,491,941)    (52,271,318)     (353,372)
    Death benefits                              (2,436,618)        (188,991)      (3,044,591)     (7,492,537)      (71,545)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               331,823,075      177,692,196      579,086,006     715,854,421    59,284,871
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    59

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    RVS VP         RVS VP         RVS VP        RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)             INTL OPP       LG CAP EQ     LG CAP VAL    MID CAP GRO   MID CAP VAL



 OPERATIONS
Investment income (loss) -- net                  $  1,040,522   $    642,906   $   108,995   $   (889,041)  $    18,919
Net realized gain (loss) on sales of
  investments                                      (3,227,859)    (7,861,500)       77,797      2,928,193         3,455
Distributions from capital gains                           --             --       377,778      5,603,103        39,901
Net change in unrealized appreciation or
  depreciation of investments                      44,215,130     32,493,419         2,476      1,166,565       996,423
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  42,027,793     25,274,825       567,046      8,808,820     1,058,698
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         27,708,278    208,244,807     3,448,860      7,522,181     4,804,511
Net transfers(1)                                   63,156,361     (1,093,795)    2,406,085    (15,381,102)   11,729,799
Transfers for policy loans                             96,886         99,320          (690)       (12,932)       (4,372)
Adjustments to net assets allocated to
  contracts in payout period                         (122,930)      (257,434)        4,245         (9,478)           --
Contract charges                                     (182,560)      (283,629)       (9,382)       (88,034)       (1,634)
Contract terminations:
    Surrender benefits                            (42,254,354)   (40,944,691)     (317,375)    (3,340,936)      (65,876)
    Death benefits                                 (2,355,941)    (4,537,840)      (95,305)      (665,500)      (14,004)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     46,045,740    161,226,738     5,436,438    (11,975,801)   16,448,424
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   282,571,104    384,038,632    10,458,784    110,889,380            --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $370,644,637   $570,540,195   $16,462,268   $107,722,399   $17,507,122
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            281,107,065    386,123,263     6,541,500     98,757,571            --
Contract purchase payments                         31,036,608    248,784,080     3,135,978      6,651,877     2,394,503
Net transfers(1)                                   64,895,807     (8,028,746)    2,177,243    (13,948,752)   10,397,207
Transfers for policy loans                             61,564         34,573          (637)       (11,398)       (3,751)
Contract charges                                     (183,409)      (287,511)       (8,518)       (77,994)       (1,423)
Contract terminations:
    Surrender benefits                            (38,725,945)   (34,928,544)     (289,249)    (2,940,300)      (57,450)
    Death benefits                                 (2,352,575)    (4,656,674)      (86,074)      (607,100)      (12,513)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  335,839,115    587,040,441    11,470,243     87,823,904    12,716,573
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 60    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   RVS VP         RVS VP         RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)               S&P 500      SELECT VAL   SHORT DURATION    SM CAP ADV     SM CAP VAL



 OPERATIONS
Investment income (loss) -- net                 $  1,399,421   $   (60,720)   $  7,579,803    $ (1,569,526)  $ (1,947,453)
Net realized gain (loss) on sales of
  investments                                      1,898,809        55,093      (1,289,084)      3,849,428        706,446
Distributions from capital gains                     670,406       371,892              --      23,430,623     24,805,317
Net change in unrealized appreciation or
  depreciation of investments                      5,743,632      (358,318)     (3,725,259)    (18,677,790)    (5,638,419)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        9,712,268         7,947       2,565,460       7,032,735     17,925,891
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        34,540,678     8,194,986      57,207,520      16,093,478    118,568,963
Net transfers(1)                                  (5,739,355)    3,433,607     (63,040,235)    (18,127,446)    (8,851,554)
Transfers for policy loans                          (119,414)      (14,220)         44,776         (52,489)      (130,269)
Adjustments to net assets allocated to
  contracts in payout period                        (154,241)       (1,170)       (510,133)        (23,791)       (21,746)
Contract charges                                    (178,288)      (15,021)       (235,135)       (125,568)      (232,194)
Contract terminations:
    Surrender benefits                            (8,884,766)     (375,798)    (17,565,749)     (6,646,523)    (8,931,998)
    Death benefits                                (1,734,255)     (157,107)     (4,902,788)     (1,403,874)    (1,607,266)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    17,730,359    11,065,277     (29,001,744)    (10,286,213)    98,793,936
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  244,571,223    13,503,492     387,853,207     187,180,855    254,207,341
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $272,013,850   $24,576,716    $361,416,923    $183,927,377   $370,927,168
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           283,879,436     9,023,995     326,083,939     122,817,518    168,145,266
Contract purchase payments                        39,566,176     7,362,154      48,641,824      10,763,167     79,036,855
Net transfers(1)                                  (6,620,623)    3,063,842     (53,107,463)    (11,981,198)    (5,602,079)
Transfers for policy loans                          (140,951)      (12,591)         37,126         (34,860)       (86,704)
Contract charges                                    (206,350)      (13,479)       (198,723)        (83,256)      (154,312)
Contract terminations:
    Surrender benefits                           (10,358,998)     (337,208)    (14,769,462)     (4,424,654)    (5,923,401)
    Death benefits                                (2,037,161)     (140,976)     (4,153,732)       (920,991)    (1,082,966)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 304,081,529    18,945,737     302,533,509     116,135,726    234,332,659
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    61

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                     ROYCE                       VANK LIT
                                                  MICRO-CAP,      THIRD AVE      COMSTOCK,       WANGER         WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)               INVEST CI         VAL           CL II       INTL SM CAP    U.S. SM CO



 OPERATIONS
Investment income (loss) -- net                  $   (412,585)  $    792,387   $   (945,725)  $      3,037   $ (5,881,944)
Net realized gain (loss) on sales of
  investments                                       5,595,095      4,391,781         25,869        149,263        333,254
Distributions from capital gains                    2,010,887      3,689,944      4,363,998             --             --
Net change in unrealized appreciation or
  depreciation of investments                       5,112,180     13,746,849     12,889,870     78,663,844     77,650,370
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  12,305,577     22,620,961     16,334,012     78,816,144     72,101,680
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,141,221      3,994,824    318,117,418    132,653,626    163,267,333
Net transfers(1)                                  (17,731,827)    (1,046,659)    38,832,269     58,793,805     37,803,467
Transfers for policy loans                            (66,632)       (88,844)      (100,849)      (187,755)      (225,632)
Adjustments to net assets allocated to
  contracts in payout period                         (124,032)       (37,247)        (3,229)      (129,105)       (79,666)
Contract charges                                      (42,894)       (55,985)      (134,733)      (240,917)      (437,598)
Contract terminations:
    Surrender benefits                             (5,301,784)    (6,218,459)    (2,872,625)   (10,836,707)   (19,394,263)
    Death benefits                                   (803,347)    (1,094,962)    (1,002,175)    (1,795,901)    (4,000,534)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (20,929,295)    (4,547,332)   352,836,076    178,257,046    176,933,107
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   137,329,018    168,557,735     87,004,594    282,033,643    579,332,166
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $128,705,300   $186,631,364   $456,174,682   $539,106,833   $828,366,953
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             54,526,234     66,586,567     75,663,646    201,339,634    368,407,413
Contract purchase payments                          1,248,653      1,532,395    278,152,667     86,330,476    101,844,726
Net transfers(1)                                   (7,100,797)      (396,567)    34,151,254     39,127,587     23,314,554
Transfers for policy loans                            (26,804)       (33,005)       (87,950)      (123,239)      (139,131)
Contract charges                                      (17,121)       (21,562)      (116,666)      (157,953)      (271,679)
Contract terminations:
    Surrender benefits                             (2,101,239)    (2,383,826)    (2,496,182)    (7,165,985)   (11,936,882)
    Death benefits                                   (323,712)      (417,902)      (870,678)    (1,196,045)    (2,466,879)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   46,205,214     64,866,100    384,396,091    318,154,475    478,752,122
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 62    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         -----------------------------------------------------
                                                          WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     ASSET ALLOC    INTL CORE        OPP        SM CAP GRO



 OPERATIONS
Investment income (loss) -- net                          $ 1,149,624   $   194,636   $  (792,245)  $  (314,807)
Net realized gain (loss) on sales of investments             808,896       732,694     2,567,894     1,284,200
Distributions from capital gains                           2,053,725       510,086            --            --
Net change in unrealized appreciation or depreciation
  of investments                                            (172,128)      157,961     4,467,316       714,220
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               3,840,117     1,595,377     6,242,965     1,683,613
--------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 3,672,044       609,061    11,162,668     1,908,393
Net transfers(1)                                           5,319,107    (2,193,503)   (9,957,654)   (4,502,232)
Transfers for policy loans                                    11,513        (3,729)      (34,417)      (14,933)
Adjustments to net assets allocated to contracts in
  payout period                                               12,778            --        (7,403)        1,388
Contract charges                                             (67,415)      (13,843)      (74,090)      (29,856)
Contract terminations:
    Surrender benefits                                    (4,321,503)     (585,748)   (2,934,625)   (1,169,826)
    Death benefits                                        (1,019,531)      (90,343)     (407,110)     (154,039)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             3,606,993    (2,278,105)   (2,252,631)   (3,961,105)
--------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           89,406,253    19,596,148    91,971,612    39,748,425
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $96,853,363   $18,913,420   $95,961,946   $37,470,933
--------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    80,917,530    19,728,058    80,224,787    42,675,340
Contract purchase payments                                 3,301,562       602,948     9,683,469     2,046,827
Net transfers(1)                                           4,840,662    (2,099,725)   (8,656,676)   (5,071,379)
Transfers for policy loans                                    10,083        (3,636)      (29,803)      (15,089)
Contract charges                                             (60,462)      (13,614)      (64,052)      (32,649)
Contract terminations:
    Surrender benefits                                    (3,869,174)     (577,196)   (2,523,374)   (1,293,726)
    Death benefits                                          (921,700)      (88,315)     (354,403)     (169,979)
--------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          84,218,501    17,548,520    78,279,948    38,139,345
--------------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period Nov. 1, 2005 (commencement of operations) to Dec. 31,
       2005.

   (3) For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    63

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

RiverSource Variable Account 10 (previously IDS Life Variable Account 10) (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)
RiverSource Retirement Advisor Variable Annuity(R) -- Band 3 (RAVA Band 3) RiverSource Retirement Advisor Advantage(R)
Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage(R) Variable Annuity -- Band 3 (RAVA Advantage Band 3)
RiverSource Retirement Advisor Advantage Plus(R)
Variable Annuity (RAVA Advantage Plus) RiverSource Retirement Advisor Select Plus(R)
Variable Annuity (RAVA Select Plus) RiverSource Retirement Advisor 4
Advantage(SM)
Variable Annuity (RAVA 4 Advantage) RiverSource Retirement Advisor 4 Select(SM) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4 Access) RiverSource(R)
Flexible Portfolio Annuity (previously IDS Life Flexible Portfolio Annuity)
(FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------


AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II            AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
                                   AllianceBernstein VPS Global Technology Portfolio (Class
AB VPS Global Tech, Cl B           B)
                                   AllianceBernstein VPS Growth and Income Portfolio (Class
AB VPS Gro & Inc, Cl B             B)
                                   AllianceBernstein VPS International Value Portfolio (Class
AB VPS Intl Val, Cl B              B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B(1)
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
                                   Columbia Marsico International Opportunities Fund,
Col Marsico Intl Opp, VS Cl B      Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
                                   Credit Suisse Trust - Mid-Cap Core Portfolio (previously
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Growth Portfolio)
                                   Credit Suisse Trust - Small Cap Core I Portfolio
                                   (previously Credit Suisse Trust - Small Cap Growth
CS Sm Cap Core I                   Portfolio)
                                   Dreyfus Variable Investment Fund International Equity
Drey VIF Intl Eq, Serv             Portfolio, Service Shares
---------------------------------------------------------------------------------------------

 64    RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------

                                   Dreyfus Variable Investment Fund International Value
Drey VIF Intl Val, Serv            Portfolio, Service Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                2 (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
                                   FTVIPT Templeton Developing Markets Securities
FTVIPT Temp Dev Mkts Sec, Cl 1     Fund - Class 1
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
                                   Goldman Sachs VIT Mid Cap Value Fund - Institutional
GS VIT Mid Cap Val, Inst           Shares
                                   Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst     Fund - Institutional Shares
                                   Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst       Fund - Institutional Shares
                                   Janus Aspen Series Global Technology Portfolio: Service
Janus Aspen Global Tech, Serv      Shares
                                   Janus Aspen Series International Growth Portfolio: Service
Janus Aspen Intl Gro, Serv         Shares
                                   Janus Aspen Series Mid Cap Growth Portfolio: Service
Janus Aspen Mid Cap Gro, Serv      Shares
                                   Lazard Retirement International Equity Portfolio - Service
Lazard Retire Intl Eq, Serv        Shares
                                   Legg Mason Partners Variable Small Cap Growth Portfolio,
LM Ptnrs Var Sm Cap Gro, Cl II     Class II(2)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
                                   Neuberger Berman Advisers Management Trust International
NB AMT Intl, Cl S                  Portfolio (Class S)
                                   Neuberger Berman Advisers Management Trust Socially
NB AMT Soc Responsive, Cl S        Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
                                   Pioneer International Value VCT Portfolio - Class II
Pioneer Intl Val VCT, Cl II        Shares(3)
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
                                   Putnam VT International New Opportunities Fund - Class IB
Put VT Intl New Opp, Cl IB         Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Core Bond                   RiverSource(R) Variable Portfolio - Core Bond Fund
RVS VP Div Bond                    RiverSource(R) Variable Portfolio - Diversified Bond Fund
                                   RiverSource(R) Variable Portfolio - Diversified Equity
RVS VP Div Eq Inc                  Income Fund
RVS VP Emer Mkts                   RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Fundamental Val             RiverSource(R) Variable Portfolio - Fundamental Value Fund
RVS VP Global Bond                 RiverSource(R) Variable Portfolio - Global Bond Fund
                                   RiverSource(R) Variable Portfolio - Global Inflation
RVS VP Global Inflation Prot Sec   Protected Securities Fund
RVS VP Gro                         RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RiverSource(R) Variable Portfolio - High Yield Bond Fund
                                   RiverSource(R) Variable Portfolio - Income Opportunities
RVS VP Inc Opp                     Fund
                                   RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                    Opportunity Fund
                                   RiverSource(R) Variable Portfolio - Large Cap Equity
RVS VP Lg Cap Eq                   Fund(4)
RVS VP Lg Cap Val                  RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                 RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(5)
RVS VP Mid Cap Val                 RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                  RiverSource(R) Variable Portfolio - Select Value Fund
                                   RiverSource(R) Variable Portfolio - Short Duration U.S.
RVS VP Short Duration              Government Fund
                                   RiverSource(R) Variable Portfolio - Small Cap Advantage
RVS VP Sm Cap Adv                  Fund
RVS VP Sm Cap Val                  RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest CI         Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                      Third Avenue Value Portfolio
---------------------------------------------------------------------------------------------

                                          RIVERSOURCE VARIABLE ACCOUNT 10    65

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------

                                   Van Kampen Life Investment Trust Comstock Portfolio, Class
VanK LIT Comstock, Cl II           II Shares
                                   Van Kampen UIF Global Real Estate Portfolio, Class II
VanK UIF Global Real Est, Cl II    Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm CO                  Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------


(1) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
(2) Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
(3) Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.
(4) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(5) RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.


 66    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.


PRODUCT                            MORTALITY AND EXPENSE RISK FEE
--------------------------------------------------------------------------------------------------


RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA Band 3                        0.55%
--------------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA Advantage Band 3              0.55%
--------------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------
FPA                                1.25%
--------------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    67

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                           CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                              RANGE             PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------


RiverSource(R) Variable Portfolio - Balanced Fund           0.530% to 0.350%           0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund    0.330% to 0.150%           0.510% to 0.440%
RiverSource(R) Variable Portfolio - Core Bond Fund          0.480% to 0.290%           0.630% to 0.555%
RiverSource(R) Variable Portfolio - Diversified Bond Fund   0.480% to 0.290%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                               0.600% to 0.375%           0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund   1.100% to 0.900%           1.170% to 1.095%
RiverSource(R) Variable Portfolio - Fundamental Value
  Fund                                                      0.730% to 0.600%                        N/A
RiverSource(R) Variable Portfolio - Global Bond Fund        0.720% to 0.520%           0.840% to 0.780%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                 0.440% to 0.250%           0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund             0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund    0.590% to 0.360%           0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                      0.610% to 0.380%           0.640% to 0.565%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                          0.800% to 0.570%           0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund   0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund    0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund     0.700% to 0.475%           0.650% to 0.560%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund      0.700% to 0.475%           0.730% to 0.610%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund      0.220% to 0.120%           0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund       0.780% to 0.650%           0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                           0.480% to 0.250%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                      0.790% to 0.665%           0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund    0.970% to 0.870%           1.020% to 0.920%
----------------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Fundamental Value Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


 68    RIVERSOURCE VARIABLE ACCOUNT 10

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                              CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                                 RANGE             PRIOR TO OCT. 1, 2005
------------------------------------------------------------------------------------------------------------


RiverSource(R) Variable Portfolio - Balanced Fund              0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund       0.060% to 0.030%           0.030% to 0.020%
RiverSource(R) Variable Portfolio - Core Bond Fund             0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Bond Fund      0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                  0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund      0.080% to 0.050%           0.100% to 0.050%
RiverSource(R) Variable Portfolio - Fundamental Value Fund     0.060% to 0.030%                        N/A
RiverSource(R) Variable Portfolio - Global Bond Fund           0.080% to 0.050%           0.060% to 0.040%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                    0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund       0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                         0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                             0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund      0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund       0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund        0.060% to 0.030%           0.060% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund         0.060% to 0.030%           0.050% to 0.020%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund         0.060% to 0.030%           0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund          0.060% to 0.030%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                              0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund   0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund       0.080% to 0.050%           0.080% to 0.055%
------------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2006 were as follows:

 SUBACCOUNT                      FUND                                                    PURCHASES
----------------------------------------------------------------------------------------------------


                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $    3,827,820
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                   30,671,161
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares        2,110,543
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                   14,948,149
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                1,305,658
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                     756,709
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares         7,116,779
AIM VI Fin Serv, Ser II          AIM V.I. Financial Services Fund, Series II Shares        1,547,954
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares       88,009,662
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                    6,271,361
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                 3,812,641
                                 AllianceBernstein VPS Global Technology Portfolio
AB VPS Global Tech, Cl B         (Class B)                                                37,602,466
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                                36,605,670
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                     327,065,071
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                   703,482
AC VP Intl, Cl I                 American Century VP International, Class I                3,304,718
AC VP Intl, Cl II                American Century VP International, Class II              14,161,753
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II               3,144,085
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                  203,737,905
AC VP Val, Cl I                  American Century VP Value, Class I                       74,734,296
AC VP Val, Cl II                 American Century VP Value, Class II                      68,085,195
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                                10,143,824
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B      140,716,281
                                 Columbia Marsico Growth Fund, Variable Series,
Col Marsico Gro, VS Cl A         Class A                                                 309,565,288
                                 Columbia Marsico International Opportunities Fund,
Col Marsico Intl Opp, VS Cl B    Variable Series, Class B                                155,419,996
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                               139,993,595
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio                464,639
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio                 --
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Eq, Serv           Equity Portfolio, Service Shares                          1,749,578
----------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    69

 SUBACCOUNT                      FUND                                                    PURCHASES
----------------------------------------------------------------------------------------------------

                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Val, Serv          Value Portfolio, Service Shares                      $    1,328,881
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                312,097,859
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2         6,484,213
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2         27,592,811
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                                 662,764,430
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                     8,073,086
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                  25,960,328
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class          55,410,567
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2       365,732,774
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class          5,476,318
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2       36,162,278
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                          124,524,216
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                           48,696,815
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2           88,559,121
                                 FTVIPT Templeton Developing Markets Securities
FTVIPT Temp Dev Mkts Sec, Cl 1   Fund - Class 1                                            3,976,532
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2        1,928,578
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                             207,835,868
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                               3,833,930
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                              50,191,735
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                            2,593,251
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                           21,429,773
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                              748,202
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                               16,520,314
                                 Legg Mason Partners Variable Small Cap Growth
LM Ptnrs Var Sm Cap Gro, Cl II   Portfolio, Class II                                       2,854,850
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                     7,733,892
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class               3,648,618
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class               27,377,126
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                  93,308,228
                                 Neuberger Berman Advisers Management Trust
NB AMT Intl, Cl S                International Portfolio (Class S)                       143,222,036
                                 Neuberger Berman Advisers Management Trust
NB AMT Soc Responsive, Cl S      Socially Responsive Portfolio (Class S)                     512,611
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                   70,826,310
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                   54,986,541
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares      643,004,683
Oppen Val VA, Serv               Oppenheimer Value Fund/VA, Service Shares                   480,784
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class      461,049,402
                                 Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II        Shares                                                    6,861,426
                                 Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II      II Shares                                                 8,678,122
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares         21,949,676
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                    7,529,420
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                    2,773,848
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares          322,612
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                    2,091,186
RVS VP Bal                       RiverSource(R) Variable Portfolio - Balanced Fund        56,443,773
                                 RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                         502,579,800
RVS VP Core Bond                 RiverSource(R) Variable Portfolio - Core Bond Fund       27,118,153
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Bond                  Bond Fund                                               796,786,818
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Eq Inc                Equity Income Fund                                      897,491,579
                                 RiverSource(R) Variable Portfolio - Emerging
RVS VP Emer Mkts                 Markets Fund                                            181,005,031
                                 RiverSource(R) Variable Portfolio - Fundamental
RVS VP Fundamental Val           Value Fund                                              345,282,457
                                 RiverSource(R) Variable Portfolio - Global Bond
RVS VP Global Bond               Fund                                                    214,036,853
RVS VP Global Inflation Prot     RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                     321,201,514
RVS VP Gro                       RiverSource(R) Variable Portfolio - Growth Fund         165,635,641
                                 RiverSource(R) Variable Portfolio - High Yield
RVS VP Hi Yield Bond             Bond Fund                                               126,953,513
                                 RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                      277,395,123
                                 RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                  Opportunity Fund                                         35,185,156
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                           1,042,361,960
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                                8,013,726
                                 RiverSource(R) Variable Portfolio - Mid Cap Growth
RVS VP Mid Cap Gro               Fund                                                    184,065,603
                                 RiverSource(R) Variable Portfolio - Mid Cap Value
RVS VP Mid Cap Val               Fund                                                    313,446,492
                                 RiverSource(R) Variable Portfolio - S&P 500 Index
RVS VP S&P 500                   Fund                                                     18,629,265
                                 RiverSource(R) Variable Portfolio - Select Value
RVS VP Select Val                Fund                                                      6,783,975
                                 RiverSource(R) Variable Portfolio - Short Duration
RVS VP Short Duration            U.S. Government Fund                                     54,767,040
                                 RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                           25,156,058
                                 RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Val                Value Fund                                              143,761,230
Royce Micro-Cap, Invest CI       Royce Micro-Cap Portfolio - Investment Class             10,004,271
Third Ave Val                    Third Avenue Value Portfolio                             12,864,638
----------------------------------------------------------------------------------------------------


 70    RIVERSOURCE VARIABLE ACCOUNT 10

 SUBACCOUNT                      FUND                                                    PURCHASES
----------------------------------------------------------------------------------------------------

                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                           $  379,589,488
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                               151,993,390
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                   93,250,472
Wanger Intl Sm Cap               Wanger International Small Cap                          170,683,465
Wanger U.S. Sm CO                Wanger U.S. Smaller Companies                           149,560,462
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund           11,404,981
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund          3,031,042
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                16,326,313
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund           19,595,026
----------------------------------------------------------------------------------------------------


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2006:


                                              AIM VI
                                                CAP     AIM VI    AIM VI    AIM VI    AIM VI
                                               APPR,   CAP APPR  CAP DEV,  CAP DEV,  CORE EQ,
PRICE LEVEL                                    SER I    SER II     SER I    SER II     SER I
                                             ------------------------------------------------


0.55%                                          $1.05     $1.14     $1.92     $1.48     $  --
0.75%                                           1.03      1.12      1.89      1.47        --
0.85%                                             --      1.09        --      1.10        --
0.95%                                           1.02      1.11      1.86      1.45        --
1.00%                                             --      1.18        --      1.53        --
1.05%                                             --      1.09        --      1.10        --
1.10%                                             --      1.09        --      1.10        --
1.20%                                             --      1.17        --      1.51        --
1.25%                                             --        --        --        --        --
1.25%                                             --      1.09        --      1.10      1.98
1.30%                                             --      1.08        --      1.10        --
1.45%                                             --      1.08        --      1.10        --
---------------------------------------------------------------------------------------------




                                                                            AIM VI
                                                        AIM VI    AIM VI    GLOBAL    AIM VI
                                              AIM VI      FIN       FIN      HLTH      INTL
                                               DYN,      SERV,     SERV,     CARE,     GRO,
PRICE LEVEL                                    SER I     SER I    SER II    SER II    SER II
                                             ------------------------------------------------


0.55%                                          $1.28     $1.39     $  --     $1.03     $1.39
0.75%                                           1.27      1.38        --      1.02      1.39
0.85%                                             --        --      1.17      1.09      1.24
0.95%                                           1.25      1.36        --      1.02      1.38
1.00%                                           1.37      1.45        --      1.02      1.38
1.05%                                             --        --      1.17      1.08      1.24
1.10%                                             --        --      1.17      1.08      1.24
1.20%                                           1.36      1.43        --      1.02      1.38
1.25%                                             --        --        --        --        --
1.25%                                             --        --      1.17      1.08      1.23
1.30%                                             --        --      1.17      1.08      1.23
1.45%                                             --        --      1.17      1.08      1.23
---------------------------------------------------------------------------------------------




                                                        AB VPS    AB VPS    AB VPS    AB VPS
                                              AIM VI    GLOBAL     GRO &     INTL     LG CAP
                                               TECH,     TECH,     INC,      VAL,      GRO,
PRICE LEVEL                                    SER I     CL B      CL B      CL B      CL B
                                             ------------------------------------------------


0.55%                                          $0.81     $1.14     $1.31     $2.55     $  --
0.75%                                           0.80      1.14      1.30      2.52        --
0.85%                                             --      1.15      1.17      1.24      1.10
0.95%                                           0.79      1.14      1.29      2.49        --
1.00%                                           0.93      1.14      1.40      2.59        --
1.05%                                             --      1.15      1.17      1.24      1.09
1.10%                                             --      1.15      1.17      1.24      1.09
1.20%                                           0.92      1.13      1.38      2.57        --
1.25%                                             --        --        --        --        --
1.25%                                             --      1.15      1.17      1.24      1.09
1.30%                                             --      1.15      1.17      1.24      1.09
1.45%                                             --      1.15      1.17      1.24      1.09
---------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    71

                                                                   AC VP
                                               AC VP     AC VP    MID CAP    AC VP     AC VP
                                               INTL,     INTL,     VAL,     ULTRA,     VAL,
PRICE LEVEL                                    CL I      CL II     CL II     CL II     CL I
                                             ------------------------------------------------


0.55%                                          $1.32     $1.45     $  --     $1.00     $1.89
0.75%                                           1.30      1.44        --      0.99      1.87
0.85%                                             --        --      1.16      1.04        --
0.95%                                           1.28      1.42        --      0.99      1.84
1.00%                                             --      1.64        --      0.99        --
1.05%                                             --        --      1.16      1.04        --
1.10%                                             --        --      1.16      1.04        --
1.20%                                             --      1.63        --      0.99        --
1.25%                                             --        --        --        --        --
1.25%                                             --        --      1.16      1.04      2.75
1.30%                                             --        --      1.16      1.04        --
1.45%                                             --        --      1.16      1.04        --
---------------------------------------------------------------------------------------------



                                                                                        COL
                                                        CALVERT     COL       COL     MARSICO
                                               AC VP      VS        HI      MARSICO    INTL
                                               VAL,     SOCIAL    YIELD,     GRO,      OPP,
PRICE LEVEL                                    CL II      BAL     VS CL B   VS CL A   VS CL B
                                             ------------------------------------------------


0.55%                                          $1.61     $1.13     $1.07     $1.02     $1.07
0.75%                                           1.59      1.12      1.07      1.02      1.07
0.85%                                           1.16        --      1.08      1.09      1.20
0.95%                                           1.57      1.10      1.07      1.02      1.07
1.00%                                           1.56      1.26      1.07      1.02      1.07
1.05%                                           1.16        --      1.08      1.09      1.20
1.10%                                           1.16        --      1.08      1.09      1.20
1.20%                                           1.54      1.24      1.07      1.02      1.06
1.25%                                             --        --        --        --        --
1.25%                                           1.16        --      1.08      1.09      1.20
1.30%                                           1.16        --      1.08      1.09      1.20
1.45%                                           1.16        --      1.08      1.09      1.20
---------------------------------------------------------------------------------------------



                                                CS                                   DREY VIF
                                              COMMOD-     CS        CS     DREY VIF    INTL
                                                ITY     MID-CAP   SM CAP   INTL EQ,    VAL,
PRICE LEVEL                                   RETURN     CORE     CORE I     SERV      SERV
                                             ------------------------------------------------


0.55%                                          $0.97     $1.30     $  --     $  --     $  --
0.75%                                           0.97      1.29        --        --        --
0.85%                                           1.02        --        --      1.18      1.16
0.95%                                           0.97      1.27        --        --        --
1.00%                                           0.97        --        --        --        --
1.05%                                           1.02        --        --      1.18      1.16
1.10%                                           1.02        --        --      1.18      1.16
1.20%                                           0.97        --        --        --        --
1.25%                                             --        --        --        --        --
1.25%                                           1.02        --      1.40      1.18      1.16
1.30%                                           1.01        --        --      1.18      1.16
1.45%                                           1.01        --        --      1.18      1.16
---------------------------------------------------------------------------------------------




 72    RIVERSOURCE VARIABLE ACCOUNT 10

                                                         EG VA              FID VIP
                                               EV VT    FUNDA-              CONTRA-   FID VIP
                                              FLOAT-    MENTAL     EG VA     FUND,     GRO &
                                             ING-RATE   LG CAP,  INTL EQ,   SERV CL    INC,
PRICE LEVEL                                     INC      CL 2      CL 2        2      SERV CL
                                             ------------------------------------------------


0.55%                                          $1.03     $1.13     $1.62     $1.03     $1.17
0.75%                                           1.03      1.12      1.61      1.03      1.15
0.85%                                           1.03      1.12      1.17      1.10        --
0.95%                                           1.03      1.11      1.60      1.03      1.14
1.00%                                           1.03      1.23      1.59      1.03        --
1.05%                                           1.03      1.12      1.17      1.10        --
1.10%                                           1.03      1.12      1.17      1.10        --
1.20%                                           1.03      1.22      1.59      1.03        --
1.25%                                             --        --        --        --        --
1.25%                                           1.02      1.12      1.17      1.10        --
1.30%                                           1.02      1.12      1.17      1.10        --
1.45%                                           1.02      1.12      1.17      1.09        --
---------------------------------------------------------------------------------------------




                                              FID VIP                                 FID VIP
                                               GRO &              FID VIP   FID VIP    OVER-
                                               INC,     FID VIP  MID CAP,    OVER-     SEAS,
                                              SERV CL  MID CAP,   SERV CL    SEAS,    SERV CL
PRICE LEVEL                                      2      SERV CL      2      SERV CL      2
                                             ------------------------------------------------


0.55%                                          $1.28     $3.20     $2.08     $1.37     $1.66
0.75%                                           1.26      3.15      2.06      1.35      1.64
0.85%                                             --        --      1.09        --      1.16
0.95%                                           1.25      3.11      2.04      1.33      1.62
1.00%                                           1.30        --      1.97        --      1.80
1.05%                                             --        --      1.09        --      1.16
1.10%                                             --        --      1.09        --      1.16
1.20%                                           1.28        --      1.95        --      1.79
1.25%                                             --        --        --        --        --
1.25%                                             --        --      1.09        --      1.16
1.30%                                             --        --      1.09        --      1.16
1.45%                                             --        --      1.09        --      1.16
---------------------------------------------------------------------------------------------




                                              FTVIPT
                                               FRANK    FTVIPT    FTVIPT    FTVIPT
                                              GLOBAL     FRANK    MUTUAL   TEMP DEV   FTVIPT
                                               REAL     SM CAP    SHARES     MKTS    TEMP FOR
                                               EST,      VAL,     SEC, CL   SEC, CL   SEC, CL
PRICE LEVEL                                    CL 2      CL 2        2         1         2
                                             ------------------------------------------------


0.55%                                          $3.27     $2.49     $1.53     $  --     $1.73
0.75%                                           3.23      2.45      1.51        --      1.71
0.85%                                           1.22      1.09      1.14        --        --
0.95%                                           3.18      2.42      1.50        --      1.69
1.00%                                           2.37      1.84      1.58        --        --
1.05%                                           1.21      1.09      1.14        --        --
1.10%                                           1.21      1.09      1.14        --        --
1.20%                                           2.35      1.82      1.56        --        --
1.25%                                             --        --        --        --        --
1.25%                                           1.20      1.09      1.15      1.40        --
1.30%                                           1.21      1.09      1.14        --        --
1.45%                                           1.20      1.09      1.15        --        --
---------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    73

                                                        GS VIT               JANUS     JANUS
                                              GS VIT    STRUCTD   GS VIT     ASPEN     ASPEN
                                              MID CAP     SM      STRUCTD   GLOBAL     INTL
                                               VAL,     CAP EQ,    U.S.      TECH,     GRO,
PRICE LEVEL                                    INST      INST    EQ, INST    SERV      SERV
                                             ------------------------------------------------


0.55%                                          $2.71     $2.00     $1.18     $0.43     $1.36
0.75%                                           2.67      1.97      1.16      0.43      1.34
0.85%                                             --        --      1.13        --        --
0.95%                                           2.63      1.94      1.15      0.42      1.33
1.00%                                           1.94        --      1.38      1.08      2.34
1.05%                                             --        --      1.13        --        --
1.10%                                             --        --      1.13        --        --
1.20%                                           1.92        --      1.37      1.07      2.32
1.25%                                             --        --        --        --        --
1.25%                                             --        --      1.13        --        --
1.30%                                             --        --      1.13        --        --
1.45%                                             --        --      1.13        --        --
---------------------------------------------------------------------------------------------



                                               JANUS             LM PTNRS
                                               ASPEN    LAZARD    VAR SM      MFS
                                              MID CAP   RETIRE      CAP     INV GRO     MFS
                                               GRO,    INTL EQ,   GRO, CL   STOCK,   NEW DIS,
PRICE LEVEL                                    SERV      SERV       II      SERV CL   SERV CL
                                             ------------------------------------------------


0.55%                                          $0.61     $1.27     $1.18     $0.71     $1.01
0.75%                                           0.60      1.25      1.17      0.70      0.99
0.85%                                             --        --      1.12      1.10        --
0.95%                                           0.59      1.23      1.17      0.69      0.98
1.00%                                             --      1.77      1.17      1.09      1.17
1.05%                                             --        --      1.11      1.10        --
1.10%                                             --        --      1.11      1.10        --
1.20%                                             --      1.75      1.17      1.08      1.16
1.25%                                             --        --        --        --        --
1.25%                                             --        --      1.11      1.10        --
1.30%                                             --        --      1.11      1.10        --
1.45%                                             --        --      1.11      1.10        --
---------------------------------------------------------------------------------------------



                                                                            NB AMT
                                                MFS       MFS                 SOC      OPPEN
                                               TOTAL    UTILI-    NB AMT    RESPON-   GLOBAL
                                              RETURN,    TIES,     INTL,     SIVE,    SEC VA,
PRICE LEVEL                                   SERV CL   SERV CL    CL S      CL S      SERV
                                             ------------------------------------------------


0.55%                                          $1.24     $1.80     $1.05     $  --     $1.53
0.75%                                           1.23      1.78      1.04        --      1.52
0.85%                                           1.11      1.24      1.17      1.14      1.17
0.95%                                           1.23      1.76      1.04        --      1.51
1.00%                                           1.23      2.20      1.04        --      1.51
1.05%                                           1.11      1.24      1.17      1.14      1.17
1.10%                                           1.11      1.24      1.17      1.14      1.17
1.20%                                           1.22      2.18      1.04        --      1.50
1.25%                                             --        --        --        --        --
1.25%                                           1.11      1.24      1.17      1.14      1.16
1.30%                                           1.11      1.24      1.17      1.14      1.16
1.45%                                           1.11      1.24      1.17      1.14      1.16
---------------------------------------------------------------------------------------------




 74    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                             PIMCO
                                               OPPEN     OPPEN                VIT
                                              MAIN ST   STRATE-               ALL     PIONEER
                                                SM        GIC      OPPEN    ASSET,    EQ INC
                                              CAP VA,  BOND VA,   VAL VA,   ADVISOR    VCT,
PRICE LEVEL                                    SERV      SERV      SERV       CL       CL II
                                             ------------------------------------------------


0.55%                                          $1.44     $1.16     $  --     $1.04     $1.46
0.75%                                           1.43      1.16        --      1.04      1.44
0.85%                                           1.10      1.08      1.07      1.07        --
0.95%                                           1.42      1.15        --      1.04      1.43
1.00%                                           1.42      1.15        --      1.04      1.49
1.05%                                           1.10      1.08      1.07      1.07        --
1.10%                                           1.10      1.08      1.07      1.07        --
1.20%                                           1.41      1.14        --      1.04      1.48
1.25%                                             --        --        --        --        --
1.25%                                           1.10      1.08      1.07      1.07        --
1.30%                                           1.10      1.08      1.07      1.07        --
1.45%                                           1.10      1.08      1.07      1.07        --
---------------------------------------------------------------------------------------------



                                                        PUT VT
                                              PIONEER    HLTH               PUT VT
                                             INTL VAL    SCI-     PUT VT   INTL NEW   PUT VT
                                               VCT,     ENCES,   INTL EQ,    OPP,    NEW OPP,
PRICE LEVEL                                    CL II     CL IB     CL IB     CL IB     CL IA
                                             ------------------------------------------------


0.55%                                          $1.01     $1.12     $1.65     $1.24     $  --
0.75%                                           1.01      1.11      1.63      1.22        --
0.85%                                             --        --        --        --        --
0.95%                                           1.01      1.10      1.61      1.21        --
1.00%                                           1.01      1.14      1.77        --        --
1.05%                                             --        --        --        --        --
1.10%                                             --        --        --        --        --
1.20%                                           1.01      1.13      1.75        --        --
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --        --      1.49
1.30%                                             --        --        --        --        --
1.45%                                             --        --        --        --        --
---------------------------------------------------------------------------------------------




                                              PUT VT              RVS VP
                                              VISTA,    RVS VP     CASH     RVS VP    RVS VP
PRICE LEVEL                                    CL IB      BAL      MGMT    ORE BOND  DIV BOND
                                             ------------------------------------------------


0.55%                                          $1.08     $1.25     $1.17     $1.07     $1.36
0.75%                                           1.06      1.23      1.16      1.06      1.34
0.85%                                             --      1.13      1.02      1.05      1.05
0.95%                                           1.05      1.21      1.14      1.05      1.32
1.00%                                           1.31      1.35      1.04      1.05      1.16
1.05%                                             --      1.13      1.02      1.04      1.05
1.10%                                             --      1.13      1.02      1.04      1.05
1.20%                                           1.30      1.34      1.03      1.05      1.15
1.25%                                             --      1.13(1)   1.02(1)     --      1.05(1)
1.25%                                             --      1.87(2)   1.27(2)   1.04      1.45(2)
1.30%                                             --      1.13      1.02      1.04      1.05
1.45%                                             --      1.13      1.02      1.04      1.05
---------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    75

                                                                                      RVS VP
                                                                  RVS VP              GLOBAL
                                              RVS VP    RVS VP    FUNDA-    RVS VP    INFLA-
                                              DIV EQ     EMER     MENTAL    GLOBAL     TION
PRICE LEVEL                                     INC      MKTS       VAL      BOND    PROT SEC
                                             ------------------------------------------------


0.55%                                          $1.83     $2.11     $1.09     $1.46     $1.06
0.75%                                           1.81      2.05      1.09      1.44      1.05
0.85%                                           1.13      1.34      1.12      1.05      1.03
0.95%                                           1.79      2.02      1.08      1.42      1.05
1.00%                                           1.82      2.70      1.08      1.38      1.05
1.05%                                           1.13      1.34      1.12      1.05      1.03
1.10%                                           1.13      1.34      1.12      1.05      1.03
1.20%                                           1.79      2.68      1.08      1.37      1.04
1.25%                                             --        --        --      1.05(1)     --
1.25%                                           1.13      1.34      1.12      1.54(2)   1.03
1.30%                                           1.13      1.34      1.11      1.05      1.03
1.45%                                           1.12      1.34      1.11      1.05      1.03
---------------------------------------------------------------------------------------------




                                                        RVS VP                        RVS VP
                                              RVS VP   HI YIELD   RVS VP    RVS VP    LG CAP
PRICE LEVEL                                     GRO      BOND     INC OPP  INTL OPP     EQ
                                             ------------------------------------------------


0.55%                                          $0.73     $1.39     $1.15     $1.14     $0.97
0.75%                                           0.73      1.37      1.14      1.12      0.96
0.85%                                           1.14      1.08      1.07      1.18      1.15
0.95%                                           0.72      1.35      1.14      1.11      0.94
1.00%                                           1.17      1.44      1.14      1.74      1.20
1.05%                                           1.14      1.08      1.07      1.18      1.15
1.10%                                           1.14      1.08      1.07      1.18      1.15
1.20%                                           1.16      1.43      1.13      1.73      1.29
1.25%                                             --      1.08(1)     --      1.17(1)   1.15(1)
1.25%                                           1.13      1.52(2)   1.07      1.51(2)   1.53(2)
1.30%                                           1.13      1.08      1.07      1.17      1.15
1.45%                                           1.13      1.07      1.07      1.17      1.15
---------------------------------------------------------------------------------------------



                                              RVS VP    RVS VP    RVS VP              RVS VP
                                              LG CAP    MID CAP   MID CAP   RVS VP    SELECT
PRICE LEVEL                                     VAL       GRO       VAL     S&P 500     VAL
                                             ------------------------------------------------


0.55%                                          $1.35     $1.25     $1.37     $1.01     $1.30
0.75%                                           1.34      1.22      1.36      1.00      1.29
0.85%                                           1.16      1.05      1.09      1.14      1.10
0.95%                                           1.34      1.20      1.36      0.99      1.28
1.00%                                           1.33      1.24      1.36      1.30      1.28
1.05%                                           1.16      1.05      1.09      1.14      1.10
1.10%                                           1.16      1.05      1.09      1.14      1.10
1.20%                                           1.33      1.23      1.35      1.29      1.27
1.25%                                             --      1.05(1)     --        --        --
1.25%                                           1.16      0.96(2)   1.09      1.14      1.10
1.30%                                           1.16      1.05      1.09      1.14      1.10
1.45%                                           1.16      1.05      1.09      1.14      1.10
---------------------------------------------------------------------------------------------




 76    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                             ROYCE
                                                                            MICRO-
                                              RVS VP    RVS VP    RVS VP     CAP,      THIRD
                                               SHORT    SM CAP    SM CAP    INVEST      AVE
PRICE LEVEL                                  DURATION     ADV       VAL       CI        VAL
                                             ------------------------------------------------


0.55%                                          $1.28     $1.79     $1.92     $3.41     $3.37
0.75%                                           1.25      1.77      1.91      3.36      3.32
0.85%                                           1.03      1.10      1.12        --        --
0.95%                                           1.24      1.74      1.89      3.32      3.27
1.00%                                           1.08      1.68      1.79        --        --
1.05%                                           1.03      1.10      1.12        --        --
1.10%                                           1.03      1.10      1.12        --        --
1.20%                                           1.07      1.66      1.77        --        --
1.25%                                             --        --        --        --        --
1.25%                                           1.03      1.10      1.12        --        --
1.30%                                           1.03      1.10      1.12        --        --
1.45%                                           1.03      1.09      1.12        --        --
---------------------------------------------------------------------------------------------



                                                       VANK UIF
                                             VANK LIT   GLOBAL   VANK UIF
                                               COM-      REAL     MID CAP   WANGER    WANGER
                                              STOCK,    EST, CL    GRO,     INTL SM   U.S. SM
PRICE LEVEL                                    CL II      II       CL II      CAP       CO
                                             ------------------------------------------------


0.55%                                          $1.38     $1.23     $0.99     $2.31     $1.92
0.75%                                           1.37      1.23      0.99      2.27      1.89
0.85%                                           1.13      1.29      1.08      1.24      1.08
0.95%                                           1.36      1.22      0.99      2.24      1.86
1.00%                                           1.36      1.22      0.99      2.71      1.66
1.05%                                           1.13      1.28      1.08      1.24      1.08
1.10%                                           1.13      1.28      1.08      1.24      1.08
1.20%                                           1.35      1.22      0.99      2.68      1.64
1.25%                                             --        --        --        --        --
1.25%                                           1.13      1.28      1.08      1.24      1.08
1.30%                                           1.13      1.28      1.08      1.24      1.08
1.45%                                           1.13      1.28      1.08      1.24      1.08
---------------------------------------------------------------------------------------------




                                                      WF ADV    WF ADV              WF ADV
                                                        VT        VT      WF ADV      VT
                                                       ASSET     INTL       VT      SM CAP
PRICE LEVEL                                            ALLOC     CORE       OPP       GRO
                                                     --------------------------------------


0.55%                                                  $1.29     $1.29     $1.38     $1.20
0.75%                                                   1.28      1.28      1.36      1.18
0.85%                                                     --        --      1.12      1.15
0.95%                                                   1.26      1.26      1.35      1.17
1.00%                                                   1.33      1.48      1.40      1.35
1.05%                                                     --        --      1.11      1.14
1.10%                                                     --        --      1.11      1.14
1.20%                                                   1.32      1.47      1.39      1.34
1.25%                                                     --        --        --        --
1.25%                                                     --        --      1.11      1.14
1.30%                                                     --        --      1.11      1.14
1.45%                                                     --        --      1.11      1.14
-------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    77

The following is a summary of units outstanding at Dec. 31, 2006:


                                                 AIM VI          AIM VI          AIM VI          AIM VI          AIM VI
                                                CAP APPR,       CAP APPR,       CAP DEV,        CAP DEV,        CORE EQ,
PRICE LEVEL                                       SER I          SER II           SER I          SER II           SER I
                                             ------------------------------------------------------------------------------


0.55%                                             379,639          488,718         212,380         183,065              --
0.75%                                          38,670,914      109,952,224      13,833,719      25,868,154              --
0.85%                                                  --        1,059,904              --         718,622              --
0.95%                                          33,758,539       56,007,201      14,226,133      14,692,276              --
1.00%                                                  --       19,282,305              --       3,320,576              --
1.05%                                                  --        1,047,038              --         574,739              --
1.10%                                                  --          158,905              --         319,634              --
1.20%                                                  --       10,001,668              --       2,051,303              --
1.25%                                                  --               --              --              --              --
1.25%                                                  --           14,694              --          32,771     199,590,592
1.30%                                                  --          256,894              --         251,537              --
1.45%                                                  --           95,966              --          13,198              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          72,809,092      198,365,517      28,272,232      48,025,875     199,590,592
---------------------------------------------------------------------------------------------------------------------------




                                                 AIM VI          AIM VI          AIM VI          AIM VI          AIM VI
                                                  DYN,          FIN SERV,       FIN SERV,      GLOBAL HLTH      INTL GRO,
PRICE LEVEL                                       SER I           SER I          SER II       CARE, SER II       SER II
                                             ------------------------------------------------------------------------------


0.55%                                              10,511          157,585             --        1,114,072        104,870
0.75%                                           7,290,701       12,088,406             --       33,922,519      1,743,612
0.85%                                                  --               --        695,005       16,983,053        606,951
0.95%                                           4,211,180        7,305,489             --       15,226,400      1,198,427
1.00%                                             607,709        1,342,218             --        5,096,417        503,266
1.05%                                                  --               --        377,042        7,278,776        566,268
1.10%                                                  --               --         92,448        3,445,164         97,896
1.20%                                             356,797          904,422             --        2,466,073        267,459
1.25%                                                  --               --             --               --             --
1.25%                                                  --               --         24,617          203,413         21,146
1.30%                                                  --               --         60,414        1,831,933        101,531
1.45%                                                  --               --        114,494          221,644         14,366
---------------------------------------------------------------------------------------------------------------------------
Total                                          12,476,898       21,798,120      1,364,020       87,789,464      5,225,792
---------------------------------------------------------------------------------------------------------------------------




                                                 AIM VI          AB VPS          AB VPS          AB VPS          AB VPS
                                                  TECH,       GLOBAL TECH,     GRO & INC,       INTL VAL,      LG CAP GRO,
PRICE LEVEL                                       SER I           CL B            CL B            CL B            CL B
                                             ------------------------------------------------------------------------------


0.55%                                             418,012          652,843       1,373,921       3,591,938            --
0.75%                                          25,440,442       14,119,586     135,092,631     203,015,966            --
0.85%                                                  --        6,466,535       1,936,294      33,087,030       346,005
0.95%                                          12,093,534        5,608,644      84,551,545     127,478,772            --
1.00%                                           3,542,790        2,022,693      18,481,036      31,866,550            --
1.05%                                                  --        2,365,880         814,525      17,585,662       170,057
1.10%                                                  --        1,141,705         506,810       8,397,053       111,333
1.20%                                           1,895,856          846,168      12,504,217      19,979,293            --
1.25%                                                  --               --              --              --            --
1.25%                                                  --           65,975          72,751         875,433        12,036
1.30%                                                  --          563,928         292,742       5,842,632        22,960
1.45%                                                  --           43,306          64,911       1,561,237         4,281
---------------------------------------------------------------------------------------------------------------------------
Total                                          43,390,634       33,897,263     255,691,383     453,281,566       666,672
---------------------------------------------------------------------------------------------------------------------------




 78    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  AC VP           AC VP           AC VP           AC VP           AC VP
                                                  INTL,           INTL,       MID CAP VAL,       ULTRA,           VAL,
PRICE LEVEL                                       CL I            CL II           CL II           CL II           CL I
                                             ------------------------------------------------------------------------------


0.55%                                             352,384         365,426              --        2,938,858         746,516
0.75%                                          24,450,495      45,349,154              --       78,916,085      47,445,611
0.85%                                                  --              --         987,343       36,949,152              --
0.95%                                          26,483,474      26,699,722              --       35,410,632      47,255,595
1.00%                                                  --       7,826,276              --       12,930,551              --
1.05%                                                  --              --       1,123,806       16,169,548              --
1.10%                                                  --              --         249,548        7,306,480              --
1.20%                                                  --       4,188,339              --        6,545,475              --
1.25%                                                  --              --              --               --              --
1.25%                                                  --              --          75,811          508,260     162,570,074
1.30%                                                  --              --         266,872        4,125,303              --
1.45%                                                  --              --          39,589          530,463              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          51,286,353      84,428,917       2,742,969      202,330,807     258,017,796
---------------------------------------------------------------------------------------------------------------------------



                                                  AC VP                            COL         COL MARSICO     COL MARSICO
                                                  VAL,         CALVERT VS       HI YIELD,         GRO,          INTL OPP,
PRICE LEVEL                                       CL II        SOCIAL BAL        VS CL B         VS CL A         VS CL B
                                             ------------------------------------------------------------------------------


0.55%                                            1,060,386         17,923          584,718       2,834,033       2,193,637
0.75%                                          136,167,395     24,974,506       48,099,090     121,798,382      59,298,680
0.85%                                            3,143,029             --        2,469,047      48,403,449      23,000,818
0.95%                                           93,342,661     19,333,592       30,820,502      66,351,898      32,711,831
1.00%                                           24,432,717      3,270,295       12,073,921      21,099,590       9,848,847
1.05%                                            3,228,018             --        2,031,561      25,237,005      11,268,443
1.10%                                            1,104,580             --          588,359      11,518,682       5,329,766
1.20%                                           15,591,541      2,144,413        9,164,278      10,663,117       5,250,563
1.25%                                                   --             --               --              --              --
1.25%                                              117,528             --          165,720       1,110,399         473,636
1.30%                                              903,089             --          576,045       7,436,771       3,503,046
1.45%                                              213,170             --          285,894       1,492,501         747,727
---------------------------------------------------------------------------------------------------------------------------
Total                                          279,304,114     49,740,729      106,859,135     317,945,827     153,626,994
---------------------------------------------------------------------------------------------------------------------------




                                                   CS              CS              CS           DREY VIF        DREY VIF
                                                COMMODITY        MID-CAP         SM CAP         INTL EQ,        INTL VAL,
PRICE LEVEL                                      RETURN           CORE           CORE I           SERV            SERV
                                             ------------------------------------------------------------------------------


0.55%                                            1,599,778         86,170               --             --              --
0.75%                                           51,379,882      9,789,249               --             --              --
0.85%                                           23,928,292             --               --        732,688         692,551
0.95%                                           26,224,223      9,967,184               --             --              --
1.00%                                            9,238,544             --               --             --              --
1.05%                                           11,513,397             --               --        334,081         218,257
1.10%                                            5,525,562             --               --        186,965         104,165
1.20%                                            4,962,245             --               --             --              --
1.25%                                                   --             --               --             --              --
1.25%                                              737,666             --      148,637,832         65,888          61,359
1.30%                                            3,432,631             --               --        204,996          72,114
1.45%                                              700,481             --               --         35,149          18,169
---------------------------------------------------------------------------------------------------------------------------
Total                                          139,242,701     19,842,603      148,637,832      1,559,767       1,166,615
---------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    79

                                                  EV VT           EG VA           EG VA          FID VIP         FID VIP
                                              FLOATING-RATE    FUNDAMENTAL      INTL EQ,       CONTRAFUND,     GRO & INC,
PRICE LEVEL                                        INC        LG CAP, CL 2        CL 2          SERV CL 2        SERV CL
                                             ------------------------------------------------------------------------------


0.55%                                            2,567,348         55,887         668,574        6,581,980         754,148
0.75%                                          103,829,833     15,188,903      19,054,552      244,120,652      92,367,632
0.85%                                           46,638,153        402,924       1,467,093       94,738,152              --
0.95%                                           59,159,294      9,669,103      12,673,957      127,364,129      89,221,233
1.00%                                           18,826,345      1,854,687       6,006,212       40,093,986              --
1.05%                                           27,120,421        251,953         775,830       48,091,843              --
1.10%                                           11,484,801         84,679         402,841       21,709,476              --
1.20%                                           12,200,124      1,267,978       4,046,980       20,348,205              --
1.25%                                                   --             --              --               --              --
1.25%                                            1,613,196          3,463          62,383        1,983,201              --
1.30%                                           10,135,794         34,629         381,726       14,253,659              --
1.45%                                            4,655,025         31,864          78,920        3,216,003              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          298,230,334     28,846,070      45,619,068      622,501,286     182,343,013
---------------------------------------------------------------------------------------------------------------------------




                                                 FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                               GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,
PRICE LEVEL                                     SERV CL 2        SERV CL        SERV CL 2        SERV CL        SERV CL 2
                                             ------------------------------------------------------------------------------


0.55%                                            1,623,995         664,422       4,010,542        297,936        1,129,875
0.75%                                          173,860,587      67,425,735     290,677,707     38,789,148       74,338,667
0.85%                                                   --              --      36,124,955             --        2,652,575
0.95%                                          112,863,922      63,503,653     174,833,300     37,262,372       52,627,065
1.00%                                           25,440,934              --      53,338,741             --       10,330,450
1.05%                                                   --              --      18,037,810             --        1,434,372
1.10%                                                   --              --       8,140,247             --          577,167
1.20%                                           16,152,375              --      32,335,241             --        7,435,538
1.25%                                                   --              --              --             --               --
1.25%                                                   --              --         823,741             --          119,790
1.30%                                                   --              --       5,440,636             --          482,530
1.45%                                                   --              --       1,151,508             --          234,031
---------------------------------------------------------------------------------------------------------------------------
Total                                          329,941,813     131,593,810     624,914,428     76,349,456      151,362,060
---------------------------------------------------------------------------------------------------------------------------




                                              FTVIPT FRANK
                                               GLOBAL REAL    FTVIPT FRANK       FTVIPT          FTVIPT          FTVIPT
                                                  EST,         SM CAP VAL,    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
PRICE LEVEL                                       CL 2            CL 2          SEC, CL 2       SEC, CL 1       SEC, CL 2
                                             ------------------------------------------------------------------------------


0.55%                                              836,111         738,448         864,753              --        282,908
0.75%                                          128,540,420      78,885,543      90,390,866              --     14,586,682
0.85%                                            6,443,136       4,227,925       5,797,953              --             --
0.95%                                           81,588,583      55,077,861      63,662,486              --     15,474,835
1.00%                                           20,694,212      14,227,296      22,449,326              --             --
1.05%                                            3,157,156       2,406,759       4,293,865              --             --
1.10%                                            1,034,231         896,266       2,909,939              --             --
1.20%                                           13,497,911       8,954,067      13,922,123              --             --
1.25%                                                   --              --              --              --             --
1.25%                                              108,272         119,298         403,363     179,402,572             --
1.30%                                            1,106,769       1,064,319       2,029,594              --             --
1.45%                                              413,922         232,442         485,042              --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                          257,420,723     166,830,224     207,209,310     179,402,572     30,344,425
---------------------------------------------------------------------------------------------------------------------------




 80    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 GS VIT          GS VIT          GS VIT        JANUS ASPEN     JANUS ASPEN
                                                 MID CAP       STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,      INTL GRO,
PRICE LEVEL                                     VAL, INST     CAP EQ, INST      EQ, INST          SERV            SERV
                                             ------------------------------------------------------------------------------


0.55%                                            2,338,676         113,708       2,498,679        180,216          230,593
0.75%                                          163,687,475       8,977,225     231,223,362     30,605,608       77,238,682
0.85%                                                   --              --       4,039,792             --               --
0.95%                                          112,451,843       9,980,810     160,736,339     22,668,495       61,879,290
1.00%                                           29,515,428              --      27,338,752        504,728        1,655,642
1.05%                                                   --              --       1,796,840             --               --
1.10%                                                   --              --       1,087,855             --               --
1.20%                                           19,761,772              --      15,324,039        215,313        1,093,605
1.25%                                                   --              --              --             --               --
1.25%                                                   --              --         186,174             --               --
1.30%                                                   --              --         664,980             --               --
1.45%                                                   --              --         196,408             --               --
---------------------------------------------------------------------------------------------------------------------------
Total                                          327,755,194      19,071,743     445,093,220     54,174,360      142,097,812
---------------------------------------------------------------------------------------------------------------------------



                                               JANUS ASPEN       LAZARD         LM PTNRS           MFS             MFS
                                              MID CAP GRO,       RETIRE        VAR SM CAP    INV GRO STOCK,     NEW DIS,
PRICE LEVEL                                       SERV        INTL EQ, SERV    GRO, CL II        SERV CL         SERV CL
                                             ------------------------------------------------------------------------------


0.55%                                              124,605       1,290,833          19,931         481,398        242,974
0.75%                                           29,698,706      86,802,157         966,347     100,533,141     51,187,924
0.85%                                                   --              --         276,509         319,654             --
0.95%                                           20,669,804      62,991,507         487,526      73,299,819     38,119,989
1.00%                                                   --       6,555,287         197,250       8,627,921      5,363,080
1.05%                                                   --              --         121,679         321,068             --
1.10%                                                   --              --          29,917          76,925             --
1.20%                                                   --       4,512,972          39,071       4,032,744      3,471,737
1.25%                                                   --              --              --              --             --
1.25%                                                   --              --             447          60,035             --
1.30%                                                   --              --          26,961          80,178             --
1.45%                                                   --              --           3,757          57,134             --
---------------------------------------------------------------------------------------------------------------------------
Total                                           50,493,115     162,152,756       2,169,395     187,890,017     98,385,704
---------------------------------------------------------------------------------------------------------------------------



                                                   MFS             MFS           NB AMT        NB AMT SOC         OPPEN
                                              TOTAL RETURN,    UTILITIES,         INTL,        RESPONSIVE,   GLOBAL SEC VA,
PRICE LEVEL                                      SERV CL         SERV CL          CL S            CL S            SERV
                                             ------------------------------------------------------------------------------


0.55%                                              264,090       1,064,993       1,956,746              --       1,308,819
0.75%                                           36,758,800      71,164,192      57,067,461              --      51,514,307
0.85%                                            2,044,957       4,446,377      26,194,024         164,042       2,542,361
0.95%                                           23,114,484      45,868,755      26,517,435              --      34,962,357
1.00%                                           12,057,258       8,230,754       9,305,434              --      14,402,316
1.05%                                            1,087,171       2,966,733      12,040,988         124,130       2,157,957
1.10%                                              979,816       1,198,161       5,540,131         130,662         890,356
1.20%                                            9,804,865       6,302,025       4,470,552              --       8,796,020
1.25%                                                   --              --              --              --              --
1.25%                                              175,743         101,493         432,117          12,694         108,392
1.30%                                              793,240       1,005,381       3,205,380          29,457         662,904
1.45%                                              156,179         466,934         680,295           5,003         266,033
---------------------------------------------------------------------------------------------------------------------------
Total                                           87,236,603     142,815,798     147,410,563         465,988     117,611,822
---------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    81

                                                  OPPEN           OPPEN           OPPEN         PIMCO VIT        PIONEER
                                               MAIN ST SM       STRATEGIC        VAL VA,       ALL ASSET,      EQ INC VCT,
PRICE LEVEL                                   CAP VA, SERV    BOND VA, SERV       SERV         ADVISOR CL         CL II
                                             ------------------------------------------------------------------------------


0.55%                                             772,918        6,330,807             --        4,104,841           81,259
0.75%                                          34,461,739      339,587,314             --      154,198,774       24,624,030
0.85%                                           3,087,940       64,309,932        137,848       82,883,016               --
0.95%                                          22,606,467      226,000,236             --       76,066,930       15,916,708
1.00%                                          10,328,187       64,615,109             --       26,857,150        4,900,864
1.05%                                           2,176,587       37,454,299        113,045       42,994,333               --
1.10%                                           1,147,841       15,782,520         14,230       18,644,359               --
1.20%                                           5,725,149       46,386,599             --       14,860,316        2,541,319
1.25%                                                  --               --             --               --               --
1.25%                                             132,928        3,210,529             24        1,767,021               --
1.30%                                             714,521       12,933,908         98,164       12,824,595               --
1.45%                                             230,787        3,973,545          6,439        2,480,505               --
---------------------------------------------------------------------------------------------------------------------------
Total                                          81,385,064      820,584,798        369,750      437,681,840       48,064,180
---------------------------------------------------------------------------------------------------------------------------




                                                 PIONEER         PUT VT          PUT VT          PUT VT          PUT VT
                                              INTL VAL VCT,  HLTH SCIENCES,     INTL EQ,      INTL NEW OPP,     NEW OPP,
PRICE LEVEL                                       CL II           CL IB           CL IB           CL IB           CL IA
                                             ------------------------------------------------------------------------------


0.55%                                                  --          195,450         163,698         131,363              --
0.75%                                           4,722,680       25,848,193      34,316,452      40,789,981              --
0.85%                                                  --               --              --              --              --
0.95%                                           2,934,677       13,569,401      21,524,338      36,739,891              --
1.00%                                             560,460        4,490,216       3,960,858              --              --
1.05%                                                  --               --              --              --              --
1.10%                                                  --               --              --              --              --
1.20%                                             390,089        2,415,937       2,660,366              --              --
1.25%                                                  --               --              --              --              --
1.25%                                                  --               --              --              --     149,235,834
1.30%                                                  --               --              --              --              --
1.45%                                                  --               --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total                                           8,607,906       46,519,197      62,625,712      77,661,235     149,235,834
---------------------------------------------------------------------------------------------------------------------------




                                                 PUT VT
                                                 VISTA,          RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                                       CL IB            BAL          CASH MGMT       CORE BOND       DIV BOND
                                             ------------------------------------------------------------------------------


0.55%                                             428,838          458,729       8,285,584         135,226        7,271,767
0.75%                                          42,808,188       89,308,660     258,492,344      24,861,420      511,099,531
0.85%                                                  --          828,698      34,336,507         736,014      145,290,497
0.95%                                          34,608,610       74,221,233     211,743,526      22,500,949      351,043,294
1.00%                                             985,574        4,465,841      37,806,005       4,755,726       87,922,556
1.05%                                                  --          692,263      30,300,455       1,312,601       82,280,554
1.10%                                                  --          306,030       9,714,656         238,297       34,539,242
1.20%                                             705,565        3,763,794      33,401,179       4,584,557       60,502,220
1.25%                                                  --           41,547(1)    2,340,126(1)           --        3,648,690(1)
1.25%                                                  --      134,036,727(2)   58,182,822(2)        5,427      125,946,549(2)
1.30%                                                  --          224,939       9,799,975         178,257       26,099,575
1.45%                                                  --          350,042       7,384,845          96,168        5,707,582
---------------------------------------------------------------------------------------------------------------------------
Total                                          79,536,775      308,698,503     701,788,024      59,404,642    1,441,352,057
---------------------------------------------------------------------------------------------------------------------------




 82    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                                 RVS VP
                                                                                 RVS VP                          GLOBAL
                                                 RVS VP          RVS VP        FUNDAMENTAL       RVS VP         INFLATION
PRICE LEVEL                                    DIV EQ INC       EMER MKTS          VAL         GLOBAL BOND      PROT SEC
                                             ------------------------------------------------------------------------------


0.55%                                             9,433,555      2,144,247       3,665,664       2,645,026        2,958,734
0.75%                                           585,143,599     89,672,222     123,149,786     169,931,428      161,490,294
0.85%                                            93,935,678     18,149,619      64,828,901      41,688,631       53,227,657
0.95%                                           383,459,949     51,866,549      57,963,213     123,833,833       95,223,851
1.00%                                            75,610,297      9,829,353      20,638,832      26,715,768       31,047,803
1.05%                                            47,849,332      8,076,682      31,988,152      23,262,657       29,756,355
1.10%                                            20,717,041      3,634,427      14,137,601       9,734,530       12,575,126
1.20%                                            50,646,319      5,716,375      10,682,403      19,781,160       20,729,970
1.25%                                                    --             --              --       1,822,788(1)            --
1.25%                                             2,080,458        296,962       1,144,136      43,931,324(2)     1,571,912
1.30%                                            14,023,151      2,130,127       8,956,577       7,409,402        9,303,271
1.45%                                             3,488,682        340,449       1,498,586       1,981,659        2,119,355
---------------------------------------------------------------------------------------------------------------------------
Total                                         1,286,388,061    191,857,012     338,653,851     472,738,206      420,004,328
---------------------------------------------------------------------------------------------------------------------------




                                                 RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                                        GRO        HI YIELD BOND      INC OPP        INTL OPP        LG CAP EQ
                                             ------------------------------------------------------------------------------


0.55%                                            6,048,911       1,925,043       2,358,057       1,342,662        2,452,612
0.75%                                          326,107,724     251,767,836     109,316,259      80,960,674      450,207,103
0.85%                                            1,470,087       6,215,163      49,975,315       1,285,391          461,266
0.95%                                          216,236,909     221,766,592      61,811,849      64,541,093      290,744,496
1.00%                                           24,725,121      27,180,076      21,051,879       5,986,062       27,941,768
1.05%                                            1,228,739       4,619,088      28,106,912       1,483,168          275,089
1.10%                                              366,618       1,111,087      11,996,447         490,021          129,412
1.20%                                           13,740,576      25,270,551      13,254,890       3,800,438       12,874,528
1.25%                                                   --         162,765(1)           --          96,816(1)        17,363(1)
1.25%                                               64,487     107,466,841(2)    1,215,741     154,153,239(2)   364,571,050(2)
1.30%                                              219,950       1,204,670       8,699,837         265,725          207,026
1.45%                                               68,852         514,234       1,865,539          99,614           37,864
---------------------------------------------------------------------------------------------------------------------------
Total                                          590,277,974     649,203,946     309,652,725     314,504,903    1,149,919,577
---------------------------------------------------------------------------------------------------------------------------



                                                 RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                                    LG CAP VAL      MID CAP GRO     MID CAP VAL       S&P 500       SELECT VAL
                                             ------------------------------------------------------------------------------


0.55%                                             183,882          450,401       2,575,177       1,170,399          76,960
0.75%                                           7,936,603       62,825,873     101,238,761     139,007,561       9,785,796
0.85%                                             285,433          338,071      50,392,562       1,079,384         106,823
0.95%                                           4,707,015       43,938,535      54,641,840     104,302,105       5,723,710
1.00%                                           1,123,960        4,675,975      15,321,049      13,131,671       1,490,478
1.05%                                             255,194          201,326      23,159,020         807,901          84,298
1.10%                                              24,007          159,842      10,320,271         234,820          60,675
1.20%                                             734,446        2,740,804       7,877,639       9,873,905       1,140,958
1.25%                                                  --           27,906(1)           --              --              --
1.25%                                               3,232       84,782,820(2)      809,584          11,748           2,174
1.30%                                              20,169           43,907       6,289,458         360,953          31,995
1.45%                                              14,572           16,074       1,084,744           9,864           5,954
---------------------------------------------------------------------------------------------------------------------------
Total                                          15,288,513      200,201,534     273,710,105     269,990,311      18,509,821
---------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    83

                                                                                                  ROYCE
                                                 RVS VP          RVS VP          RVS VP        MICRO-CAP,       THIRD AVE
PRICE LEVEL                                  SHORT DURATION    SM CAP ADV      SM CAP VAL       INVEST CI          VAL
                                             ------------------------------------------------------------------------------


0.55%                                              492,915        333,338        2,495,159        405,472         286,927
0.75%                                          125,729,311     49,720,694      126,637,468     20,156,442      28,765,150
0.85%                                            2,090,559        397,111       24,338,177             --              --
0.95%                                          108,222,226     38,372,142       69,586,598     20,054,730      28,312,904
1.00%                                           16,152,998      4,827,090       19,282,629             --              --
1.05%                                            1,510,540        343,986       10,682,062             --              --
1.10%                                              368,956         53,946        4,782,936             --              --
1.20%                                           15,464,384      3,357,800       10,437,218             --              --
1.25%                                                   --             --               --             --              --
1.25%                                               45,004         24,273          335,664             --              --
1.30%                                              623,458         50,759        2,785,646             --              --
1.45%                                              130,225          4,584          417,136             --              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          270,830,576     97,485,723      271,780,693     40,616,644      57,364,981
---------------------------------------------------------------------------------------------------------------------------



                                                VANK LIT        VANK UIF        VANK UIF
                                                COMSTOCK,      GLOBAL REAL    MID CAP GRO,       WANGER          WANGER
PRICE LEVEL                                       CL II        EST, CL II         CL II        INTL SM CAP     U.S. SM CO
                                             ------------------------------------------------------------------------------


0.55%                                            4,891,626       1,472,972      1,068,492        3,470,829       3,852,397
0.75%                                          258,222,674      51,499,211     37,273,059      186,861,779     235,959,815
0.85%                                           67,894,879      21,963,563     17,765,657       23,902,873       9,755,968
0.95%                                          130,395,165      27,317,798     17,529,318      122,717,714     164,257,350
1.00%                                           60,771,308       8,885,573      6,372,186       21,366,564      42,371,525
1.05%                                           32,553,375      11,118,644      8,501,031       11,710,051       4,737,344
1.10%                                           14,779,148       5,009,935      3,807,366        5,175,780       2,525,157
1.20%                                           32,886,926       4,669,531      3,110,764       12,918,449      23,503,239
1.25%                                                   --              --             --               --              --
1.25%                                            1,253,680         493,909        294,516          495,388         279,249
1.30%                                            9,512,173       3,387,322      2,328,254        3,489,818       1,994,656
1.45%                                            1,998,735         624,024        397,108          778,800         422,154
---------------------------------------------------------------------------------------------------------------------------
Total                                          615,159,689     136,442,482     98,447,751      392,888,045     489,658,854
---------------------------------------------------------------------------------------------------------------------------



                                                        WF ADV VT       WF ADV VT       WF ADV VT       WF ADV VT
PRICE LEVEL                                            ASSET ALLOC      INTL CORE          OPP         SM CAP GRO
                                                     --------------------------------------------------------------


0.55%                                                      30,528           5,360         421,285          83,550
0.75%                                                  40,046,485       8,087,616      36,471,495      25,726,131
0.85%                                                          --              --         556,350       1,211,926
0.95%                                                  29,214,909       6,051,660      21,391,060      17,654,810
1.00%                                                   4,548,984         856,168       6,324,106       2,943,149
1.05%                                                          --              --         327,227         853,691
1.10%                                                          --              --         120,476         248,279
1.20%                                                   2,159,338         403,482       3,081,296       1,527,402
1.25%                                                          --              --              --              --
1.25%                                                          --              --           6,522          65,187
1.30%                                                          --              --          37,238         177,558
1.45%                                                          --              --           9,367          73,949
-------------------------------------------------------------------------------------------------------------------
Total                                                  76,000,244      15,404,286      68,746,422      50,565,632
-------------------------------------------------------------------------------------------------------------------




 84    RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of net assets at Dec. 31, 2006:


                                                 AIM VI          AIM VI          AIM VI          AIM VI          AIM VI
                                                CAP APPR,       CAP APPR,       CAP DEV,        CAP DEV,        CORE EQ,
PRICE LEVEL                                       SER I          SER II           SER I          SER II           SER I
                                             ------------------------------------------------------------------------------


0.55%                                          $   396,612    $    555,728     $   407,668     $   271,489    $         --
0.75%                                           39,924,705     123,479,037      26,206,584      37,937,445              --
0.85%                                                   --       1,152,745              --         792,844              --
0.95%                                           34,350,077      62,244,880      26,546,099      21,342,768              --
1.00%                                                   --      22,832,442              --       5,071,906              --
1.05%                                                   --       1,137,553              --         633,140              --
1.10%                                                   --         172,596              --         352,020              --
1.20%                                                   --      11,738,254              --       3,102,805              --
1.25%                                                   --              --              --              --              --
1.25%                                                   --          15,947              --          36,063     396,958,020
1.30%                                                   --         278,729              --         276,733              --
1.45%                                                   --         104,042              --          14,509              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          $74,671,394    $223,711,953     $53,160,351     $69,831,722    $396,958,020
---------------------------------------------------------------------------------------------------------------------------




                                                 AIM VI          AIM VI          AIM VI          AIM VI          AIM VI
                                                  DYN,          FIN SERV,       FIN SERV,      GLOBAL HLTH      INTL GRO,
PRICE LEVEL                                       SER I           SER I          SER II       CARE, SER II       SER II
                                             ------------------------------------------------------------------------------


0.55%                                          $    13,439     $   219,744     $       --      $ 1,142,597     $  145,650
0.75%                                            9,236,557      16,668,284             --       34,743,945      2,416,088
0.85%                                                   --              --        813,841       18,426,299        750,623
0.95%                                            5,280,886       9,972,633             --       15,574,323      1,656,753
1.00%                                              834,272       1,943,949             --        5,211,070        695,342
1.05%                                                   --              --        441,050        7,889,201        699,540
1.10%                                                   --              --        108,110        3,733,150        120,953
1.20%                                              485,002       1,296,926             --        2,518,145        368,670
1.25%                                                   --              --             --               --             --
1.25%                                                   --              --         28,766          220,245         26,096
1.30%                                                   --              --         70,576        1,983,028        125,264
1.45%                                                   --              --        133,650          239,731         17,711
---------------------------------------------------------------------------------------------------------------------------
Total                                          $15,850,156     $30,101,536     $1,595,993      $91,681,734     $7,022,690
---------------------------------------------------------------------------------------------------------------------------




                                                 AIM VI          AB VPS          AB VPS          AB VPS          AB VPS
                                                  TECH,       GLOBAL TECH,     GRO & INC,       INTL VAL,      LG CAP GRO,
PRICE LEVEL                                       SER I           CL B            CL B            CL B            CL B
                                             ------------------------------------------------------------------------------


0.55%                                          $   336,981     $   745,456    $  1,804,436   $    9,169,630     $     --
0.75%                                           20,316,790      16,085,423     175,804,897      512,163,382           --
0.85%                                                   --       7,465,580       2,273,100       41,098,512      379,024
0.95%                                            9,554,278       6,374,718     108,732,697      318,384,675           --
1.00%                                            3,278,500       2,297,743      25,822,192       82,571,525           --
1.05%                                                   --       2,728,502         955,187       21,821,176      186,070
1.10%                                                   --       1,316,482         594,190       10,417,662      121,785
1.20%                                            1,736,594         959,084      17,300,482       51,300,079           --
1.25%                                                   --              --              --               --           --
1.25%                                                   --          76,005          85,227        1,085,372       13,156
1.30%                                                   --         649,503         342,852        7,241,248       25,090
1.45%                                                   --          49,838          75,964        1,933,665        4,785
---------------------------------------------------------------------------------------------------------------------------
Total                                          $35,223,143     $38,748,334    $333,791,224   $1,057,186,926     $729,910
---------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    85

                                                  AC VP           AC VP           AC VP           AC VP           AC VP
                                                  INTL,           INTL,       MID CAP VAL,       ULTRA,           VAL,
PRICE LEVEL                                       CL I            CL II           CL II           CL II           CL I
                                             ------------------------------------------------------------------------------


0.55%                                          $   463,954    $    530,545     $       --     $  2,926,386    $  1,414,532
0.75%                                           31,863,424      65,162,892             --       78,387,315      88,795,880
0.85%                                                   --              --      1,144,255       38,443,320              --
0.95%                                           33,846,780      38,023,711             --       35,093,146      87,260,412
1.00%                                                   --      12,855,304             --       12,806,904              --
1.05%                                                   --              --      1,301,085       16,806,793              --
1.10%                                                   --              --        288,832        7,592,736              --
1.20%                                                   --       6,819,279             --        6,467,883              --
1.25%                                                   --              --             --               --              --
1.25%                                                   --              --         87,677          527,759     449,680,397
1.30%                                                   --              --        308,563        4,282,318              --
1.45%                                                   --              --         45,738          550,265              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          $66,174,158    $123,391,731     $3,176,150     $203,884,825    $627,151,221
---------------------------------------------------------------------------------------------------------------------------



                                                  AC VP                            COL         COL MARSICO     COL MARSICO
                                                  VAL,         CALVERT VS       HI YIELD,         GRO,          INTL OPP,
PRICE LEVEL                                       CL II        SOCIAL BAL        VS CL B         VS CL A         VS CL B
                                             ------------------------------------------------------------------------------


0.55%                                         $  1,703,063     $    20,284    $    627,781    $  2,901,599    $  2,345,751
0.75%                                          216,435,790      27,959,099      51,568,663     124,532,616      63,339,632
0.85%                                            3,657,174              --       2,675,476      52,993,517      27,691,753
0.95%                                          147,151,189      21,390,365      33,013,854      67,756,155      34,886,386
1.00%                                           38,110,722       4,105,923      12,923,599      21,538,131      10,500,051
1.05%                                            3,752,183              --       2,199,126      27,601,664      13,553,694
1.10%                                            1,283,620              --         636,730      12,594,741       6,408,907
1.20%                                           24,082,610       2,666,193       9,795,824      10,869,720       5,597,196
1.25%                                                   --              --              --              --              --
1.25%                                              136,467              --         179,205       1,213,300         569,118
1.30%                                            1,048,380              --         622,747       8,123,498       4,207,887
1.45%                                              247,281              --         308,834       1,629,256         897,570
---------------------------------------------------------------------------------------------------------------------------
Total                                         $437,608,479     $56,141,864    $114,551,839    $331,754,197    $169,997,945
---------------------------------------------------------------------------------------------------------------------------




                                                   CS              CS              CS           DREY VIF        DREY VIF
                                                COMMODITY        MID-CAP         SM CAP         INTL EQ,        INTL VAL,
PRICE LEVEL                                      RETURN           CORE           CORE I           SERV            SERV
                                             ------------------------------------------------------------------------------


0.55%                                         $  1,555,134     $   112,365    $         --     $       --      $       --
0.75%                                           49,881,151      12,592,224              --             --              --
0.85%                                           24,342,249              --              --        867,022         802,487
0.95%                                           25,425,047      12,638,282              --             --              --
1.00%                                            8,953,822              --              --             --              --
1.05%                                           11,700,408              --              --        394,888         252,626
1.10%                                            5,614,028              --              --        221,015         120,599
1.20%                                            4,802,983              --              --             --              --
1.25%                                                   --              --              --             --              --
1.25%                                              748,873              --     208,261,570         77,857          70,948
1.30%                                            3,483,766              --              --        242,269          83,362
1.45%                                              710,407              --              --         41,462          20,987
---------------------------------------------------------------------------------------------------------------------------
Total                                         $137,217,868     $25,342,871    $208,261,570     $1,844,513      $1,351,009
---------------------------------------------------------------------------------------------------------------------------




 86    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  EV VT           EG VA           EG VA          FID VIP         FID VIP
                                              FLOATING-RATE    FUNDAMENTAL      INTL EQ,       CONTRAFUND,     GRO & INC,
PRICE LEVEL                                        INC        LG CAP, CL 2        CL 2          SERV CL 2        SERV CL
                                             ------------------------------------------------------------------------------


0.55%                                         $  2,648,883     $    63,355     $ 1,080,742    $  6,807,635    $    883,064
0.75%                                          106,968,493      17,025,952      30,620,431     252,179,934     106,498,025
0.85%                                           47,898,584         451,874       1,723,235     104,028,675              --
0.95%                                           60,865,895      10,772,478      20,262,194     131,427,552     101,650,195
1.00%                                           19,362,265       2,283,483       9,579,432      41,342,874              --
1.05%                                           27,824,502         282,686         910,014      52,752,753              --
1.10%                                           11,779,868          94,838         472,369      23,808,424              --
1.20%                                           12,530,766       1,567,286       6,416,330      20,954,135              --
1.25%                                                   --              --              --              --              --
1.25%                                            1,653,353           3,960          73,123       2,173,260              --
1.30%                                           10,385,473          38,743         447,162      15,615,477              --
1.45%                                            4,765,989          35,624          92,376       3,520,575              --
---------------------------------------------------------------------------------------------------------------------------
Total                                         $306,684,071     $32,620,279     $71,677,408    $654,611,294    $209,031,284
---------------------------------------------------------------------------------------------------------------------------




                                                 FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                               GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,
PRICE LEVEL                                     SERV CL 2        SERV CL        SERV CL 2        SERV CL        SERV CL 2
                                             ------------------------------------------------------------------------------


0.55%                                         $  2,073,012    $  2,143,690   $    8,352,063   $    406,062    $  1,875,240
0.75%                                          219,898,026     213,213,035      599,307,584     52,501,276     122,218,838
0.85%                                                   --              --       39,431,856             --       3,081,024
0.95%                                          141,437,896     197,938,892      356,622,477     49,590,978      85,689,664
1.00%                                           32,999,578              --      105,299,518             --      18,631,380
1.05%                                                   --              --       19,668,652             --       1,664,151
1.10%                                                   --              --        8,874,331             --         669,454
1.20%                                           20,746,670              --       63,214,843             --      13,279,849
1.25%                                                   --              --               --             --              --
1.25%                                                   --              --          897,320             --         138,828
1.30%                                                   --              --        5,925,073             --         559,099
1.45%                                                   --              --        1,253,165             --         270,960
---------------------------------------------------------------------------------------------------------------------------
Total                                         $417,155,182    $413,295,617   $1,208,846,882   $102,498,316    $248,078,487
---------------------------------------------------------------------------------------------------------------------------




                                              FTVIPT FRANK
                                               GLOBAL REAL    FTVIPT FRANK       FTVIPT          FTVIPT          FTVIPT
                                                  EST,         SM CAP VAL,    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
PRICE LEVEL                                       CL 2            CL 2          SEC, CL 2       SEC, CL 1       SEC, CL 2
                                             ------------------------------------------------------------------------------


0.55%                                         $  2,742,604    $  1,837,205    $  1,322,394    $         --     $   487,909
0.75%                                          415,198,640     193,548,269     137,115,177              --      25,073,485
0.85%                                            7,836,174       4,620,844       6,616,858              --              --
0.95%                                          259,795,962     133,306,420      95,310,127              --      26,269,825
1.00%                                           49,143,657      26,130,426      35,416,040              --              --
1.05%                                            3,836,459       2,627,321       4,895,062              --              --
1.10%                                            1,256,238         978,162       3,316,480              --              --
1.20%                                           31,756,175      16,284,936      21,793,076              --              --
1.25%                                                   --              --              --              --              --
1.25%                                              130,197         130,382         462,617     252,257,533              --
1.30%                                            1,342,922       1,160,325       2,310,626              --              --
1.45%                                              497,187         253,838         555,716              --              --
---------------------------------------------------------------------------------------------------------------------------
Total                                         $773,536,215    $380,878,128    $309,114,173    $252,257,533     $51,831,219
---------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    87

                                                 GS VIT          GS VIT          GS VIT        JANUS ASPEN     JANUS ASPEN
                                                 MID CAP       STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,      INTL GRO,
PRICE LEVEL                                     VAL, INST     CAP EQ, INST      EQ, INST          SERV            SERV
                                             ------------------------------------------------------------------------------


0.55%                                         $  6,334,248     $   226,648    $  2,972,991     $    78,312    $    313,858
0.75%                                          437,210,041      17,653,833     269,068,948      13,125,571     103,761,858
0.85%                                                   --              --       4,561,526              --              --
0.95%                                          296,153,296      19,391,666     184,414,135       9,663,278      82,158,026
1.00%                                           57,311,819              --      37,772,914         546,043       3,873,543
1.05%                                                   --              --       2,026,800              --              --
1.10%                                                   --              --       1,226,724              --              --
1.20%                                           38,008,506              --      20,966,824         230,507       2,534,272
1.25%                                                   --              --              --              --              --
1.25%                                                   --              --         209,780              --              --
1.30%                                                   --              --         749,097              --              --
1.45%                                                   --              --         221,120              --              --
---------------------------------------------------------------------------------------------------------------------------
Total                                         $835,017,910     $37,272,147    $524,190,859     $23,643,711    $192,641,557
---------------------------------------------------------------------------------------------------------------------------



                                               JANUS ASPEN       LAZARD         LM PTNRS           MFS             MFS
                                              MID CAP GRO,       RETIRE        VAR SM CAP    INV GRO STOCK,     NEW DIS,
PRICE LEVEL                                       SERV        INTL EQ, SERV    GRO, CL II        SERV CL         SERV CL
                                             ------------------------------------------------------------------------------


0.55%                                          $    76,050    $  1,635,029     $   23,444     $    342,569     $   244,716
0.75%                                           17,888,143     108,529,748      1,134,130       70,793,077      50,948,650
0.85%                                                   --              --        308,506          351,283              --
0.95%                                           12,293,934      77,773,893        570,830       50,926,374      37,430,912
1.00%                                                   --      11,616,627        230,812        9,400,770       6,263,099
1.05%                                                   --              --        135,721          352,475              --
1.10%                                                   --              --         33,331           84,422              --
1.20%                                                   --       7,966,542         45,633        4,351,683       4,014,706
1.25%                                                   --              --             --               --              --
1.25%                                                   --              --            583           65,866              --
1.30%                                                   --              --         30,006           87,899              --
1.45%                                                   --              --          4,263           62,588              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          $30,258,127    $207,521,839     $2,517,259     $136,819,006     $98,902,083
---------------------------------------------------------------------------------------------------------------------------



                                                   MFS             MFS           NB AMT        NB AMT SOC         OPPEN
                                              TOTAL RETURN,    UTILITIES,         INTL,        RESPONSIVE,   GLOBAL SEC VA,
PRICE LEVEL                                      SERV CL         SERV CL          CL S            CL S            SERV
                                             ------------------------------------------------------------------------------


0.55%                                         $    327,969    $  1,915,781    $  2,045,934      $     --      $  2,006,343
0.75%                                           45,519,337     126,858,882      59,588,171            --        78,596,988
0.85%                                            2,272,043       5,519,033      30,773,557       186,838         2,966,284
0.95%                                           28,452,679      80,816,760      27,651,767            --        53,004,699
1.00%                                           14,774,937      18,098,386       9,700,399            --        21,783,862
1.05%                                            1,206,587       3,678,630      14,131,278       141,228         2,515,277
1.10%                                            1,087,135       1,485,274       6,500,442       148,621         1,037,407
1.20%                                           11,943,501      13,722,795       4,653,825            --        13,225,767
1.25%                                                   --              --              --            --                --
1.25%                                              194,850         125,714         506,617        14,427           126,188
1.30%                                              879,265       1,244,989       3,757,065        33,471           771,591
1.45%                                              172,971         577,767         796,765         5,766           309,410
---------------------------------------------------------------------------------------------------------------------------
Total                                         $106,831,274    $254,044,011    $160,105,820      $530,351      $176,343,816
---------------------------------------------------------------------------------------------------------------------------




 88    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  OPPEN           OPPEN           OPPEN         PIMCO VIT        PIONEER
                                               MAIN ST SM       STRATEGIC        VAL VA,       ALL ASSET,      EQ INC VCT,
PRICE LEVEL                                   CAP VA, SERV    BOND VA, SERV       SERV         ADVISOR CL         CL II
                                             ------------------------------------------------------------------------------


0.55%                                         $  1,110,929    $  7,363,732      $     --      $  4,284,381     $   118,371
0.75%                                           49,246,035     392,862,577            --       160,726,746      35,670,310
0.85%                                            3,402,775      69,493,933       147,481        88,612,943              --
0.95%                                           32,169,010     260,184,545            --        79,181,459      22,721,008
1.00%                                           14,647,497      74,164,329            --        27,947,671       7,322,148
1.05%                                            2,396,317      40,430,464       120,877        45,920,106              --
1.10%                                            1,263,149      17,032,454        15,181        19,907,930              --
1.20%                                            8,071,001      52,917,627            --        15,442,861       3,759,466
1.25%                                                   --              --            --                --              --
1.25%                                              146,165       3,462,122           106         1,885,316              --
1.30%                                              785,513      13,943,554       105,016        13,679,407              --
1.45%                                              253,504       4,280,390         6,957         2,643,852              --
---------------------------------------------------------------------------------------------------------------------------
Total                                         $113,491,895    $936,135,727      $395,618      $460,232,672     $69,591,303
---------------------------------------------------------------------------------------------------------------------------



                                                 PIONEER         PUT VT          PUT VT          PUT VT          PUT VT
                                              INTL VAL VCT,  HLTH SCIENCES,     INTL EQ,      INTL NEW OPP,     NEW OPP,
PRICE LEVEL                                       CL II           CL IB           CL IB           CL IB           CL IA
                                             ------------------------------------------------------------------------------


0.55%                                          $       75      $   219,796    $    270,022     $   163,099    $         --
0.75%                                           4,755,577       28,772,136      55,959,736      49,966,964              --
0.85%                                                  --               --              --              --              --
0.95%                                           2,954,892       14,944,033      34,728,935      44,332,782              --
1.00%                                             564,309        5,127,929       7,002,774              --              --
1.05%                                                  --               --              --              --              --
1.10%                                                  --               --              --              --              --
1.20%                                             392,739        2,732,406       4,658,052              --              --
1.25%                                                  --               --              --              --              --
1.25%                                                  --               --              --              --     223,046,745
1.30%                                                  --               --              --              --              --
1.45%                                                  --               --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total                                          $8,667,592      $51,796,300    $102,619,519     $94,462,845    $223,046,745
---------------------------------------------------------------------------------------------------------------------------




                                                 PUT VT
                                                 VISTA,          RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                                       CL IB            BAL          CASH MGMT       CORE BOND       DIV BOND
                                             ------------------------------------------------------------------------------


0.55%                                          $   462,839    $    572,436    $  9,730,162     $   144,309   $    9,905,404
0.75%                                           45,651,373     110,460,422     299,202,778      26,384,756      687,974,698
0.85%                                                   --         935,159      35,000,684         769,728      152,677,505
0.95%                                           36,347,767      91,160,418     241,641,787      23,749,073      465,542,687
1.00%                                            1,290,549       6,064,993      39,453,468       5,009,853      102,131,483
1.05%                                                   --         780,397      30,854,680       1,371,315       86,376,120
1.10%                                                   --         344,903       9,889,887         248,896       36,249,350
1.20%                                              915,039       5,038,142      34,516,760       4,800,783       69,656,282
1.25%                                                   --          46,789(1)    2,380,459(1)           --        3,826,406(1)
1.25%                                                   --     254,839,178(2)   73,932,448(2)        7,750      185,220,430(2)
1.30%                                                   --         253,259       9,966,557         185,992       27,364,033
1.45%                                                   --         393,799       7,504,572         100,266        5,979,522
---------------------------------------------------------------------------------------------------------------------------
Total                                          $84,667,567    $470,889,895    $794,074,242     $62,772,721   $1,832,903,920
---------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    89

                                                                                                                 RVS VP
                                                                                 RVS VP                          GLOBAL
                                                 RVS VP          RVS VP        FUNDAMENTAL       RVS VP         INFLATION
PRICE LEVEL                                    DIV EQ INC       EMER MKTS          VAL         GLOBAL BOND      PROT SEC
                                             ------------------------------------------------------------------------------


0.55%                                        $   17,279,055   $  4,522,378    $  4,012,589    $  3,864,775    $  3,124,374
0.75%                                         1,062,037,418    183,961,592     133,645,023     244,899,729     170,155,464
0.85%                                           106,001,307     24,393,631      72,450,108      43,914,793      54,982,435
0.95%                                           686,558,849    105,003,025      62,819,541     175,899,998      99,866,051
1.00%                                           137,347,805     26,583,635      22,361,254      36,953,220      32,520,288
1.05%                                            53,940,725     10,844,285      35,712,556      24,479,893      30,705,963
1.10%                                            23,348,296      4,878,551      15,779,561      10,241,239      12,973,014
1.20%                                            90,602,861     15,305,957      11,558,520      27,111,283      21,614,125
1.25%                                                    --             --              --       1,916,210(1)           --
1.25%                                             2,342,897        398,314       1,276,034      67,849,473(2)    1,620,412
1.30%                                            15,787,993      2,856,377       9,986,661       7,787,109       9,587,843
1.45%                                             3,924,763        456,171       1,669,656       2,081,089       2,182,508
---------------------------------------------------------------------------------------------------------------------------
Total                                        $2,199,171,969   $379,203,916    $371,271,503    $646,998,811    $439,332,477
---------------------------------------------------------------------------------------------------------------------------




                                                 RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                                        GRO        HI YIELD BOND      INC OPP        INTL OPP        LG CAP EQ
                                             ------------------------------------------------------------------------------


0.55%                                         $  4,444,498    $  2,681,665    $  2,706,381    $  1,531,883   $    2,377,993
0.75%                                          239,619,968     346,407,147     124,971,444      91,240,158      432,032,585
0.85%                                            1,670,753       6,699,582      53,431,014       1,513,356          532,087
0.95%                                          156,386,403     300,865,578      70,301,695      71,729,883      275,763,731
1.00%                                           28,902,644      39,265,810      23,915,137      10,427,654       33,540,876
1.05%                                            1,395,047       4,974,067      30,019,731       1,744,425          317,001
1.10%                                              416,132       1,196,157      12,809,569         576,192          149,089
1.20%                                           15,918,340      36,401,673      14,988,998       6,556,061       16,621,146
1.25%                                                   --         175,091(1)           --         113,752(1)        19,989(1)
1.25%                                               73,140     165,030,669(2)    1,297,150     233,762,284(2)   565,577,147(2)
1.30%                                              249,403       1,295,584       9,280,044         312,132          238,260
1.45%                                               78,012         552,621       1,988,441         116,924           43,545
---------------------------------------------------------------------------------------------------------------------------
Total                                         $449,154,340    $905,545,644    $345,709,604    $419,624,704   $1,327,213,449
---------------------------------------------------------------------------------------------------------------------------




                                                 RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                                    LG CAP VAL      MID CAP GRO     MID CAP VAL       S&P 500       SELECT VAL
                                             ------------------------------------------------------------------------------


0.55%                                          $ 4,305,250    $    562,966    $  3,530,888    $  1,179,386     $ 3,987,558
0.75%                                           10,668,041      76,607,577     137,837,639     139,464,289      12,606,143
0.85%                                              332,265         355,797      55,084,221       1,234,115         117,897
0.95%                                            6,307,567      52,974,467      74,174,344     103,360,909       7,344,756
1.00%                                            1,499,552       5,809,918      20,779,488      17,068,452       1,905,830
1.05%                                              296,768         211,670      25,289,343         922,756          92,941
1.10%                                               27,910         168,006      11,266,680         268,136          66,879
1.20%                                              974,027       3,400,839      10,645,920      12,708,713       1,450,274
1.25%                                                   --          29,309(1)           --              --              --
1.25%                                                3,842      81,824,623(2)      883,150          13,404           2,478
1.30%                                               23,426          46,103       6,859,240         411,740          35,230
1.45%                                               16,913          16,865       1,182,110          11,244           6,551
---------------------------------------------------------------------------------------------------------------------------
Total                                          $24,455,561    $222,008,140    $347,533,023    $276,643,144     $27,616,537
---------------------------------------------------------------------------------------------------------------------------




 90    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                  ROYCE
                                                 RVS VP          RVS VP          RVS VP        MICRO-CAP,       THIRD AVE
PRICE LEVEL                                  SHORT DURATION    SM CAP ADV      SM CAP VAL       INVEST CI          VAL
                                             ------------------------------------------------------------------------------


0.55%                                         $    630,285    $    595,325    $  4,799,764    $  1,384,071    $    987,095
0.75%                                          158,267,723      88,209,795     242,000,144      67,873,366      95,814,822
0.85%                                            2,156,852         435,974      27,363,488              --              --
0.95%                                          134,172,153      66,938,910     131,687,085      66,725,252      92,764,467
1.00%                                           17,448,438       8,104,166      34,424,757              --              --
1.05%                                            1,556,828         377,264      11,997,575              --              --
1.10%                                              380,167          59,149       5,370,658              --              --
1.20%                                           16,556,620       5,596,415      18,473,076              --              --
1.25%                                                   --              --              --              --              --
1.25%                                               46,335          26,595         376,619              --              --
1.30%                                              641,741          55,598       3,124,717              --              --
1.45%                                              133,942           5,100         467,551              --              --
---------------------------------------------------------------------------------------------------------------------------
Total                                         $331,991,084    $170,404,291    $480,085,434    $135,982,689    $189,566,384
---------------------------------------------------------------------------------------------------------------------------



                                                VANK LIT        VANK UIF        VANK UIF
                                                COMSTOCK,      GLOBAL REAL    MID CAP GRO,       WANGER          WANGER
PRICE LEVEL                                       CL II        EST, CL II         CL II        INTL SM CAP     U.S. SM CO
                                             ------------------------------------------------------------------------------


0.55%                                         $  6,740,922    $  1,807,289    $  1,058,133    $  8,007,305    $  7,393,835
0.75%                                          353,792,393      63,101,185      36,861,607     425,161,641     446,266,704
0.85%                                           77,029,759      28,227,439      19,208,919      29,664,108      10,543,262
0.95%                                          177,600,030      33,428,600      17,312,723     275,214,511     306,481,955
1.00%                                           82,631,299      10,869,669       6,291,287      57,818,504      70,376,739
1.05%                                           36,895,303      14,274,891       9,182,754      14,518,245       5,114,781
1.10%                                           16,746,131       6,431,037       4,111,732       6,415,375       2,725,289
1.20%                                           44,471,643       5,704,468       3,067,026      34,618,129      38,674,886
1.25%                                                   --              --              --              --              --
1.25%                                            1,419,415         633,518         317,803         613,565         301,124
1.30%                                           10,766,891       4,343,452       2,511,656       4,321,033       2,150,504
1.45%                                            2,260,654         799,589         428,147         963,569         454,779
---------------------------------------------------------------------------------------------------------------------------
Total                                         $810,354,440    $169,621,137    $100,351,787    $857,315,985    $890,483,858
---------------------------------------------------------------------------------------------------------------------------




                                                        WF ADV VT       WF ADV VT       WF ADV VT       WF ADV VT
PRICE LEVEL                                            ASSET ALLOC      INTL CORE          OPP         SM CAP GRO
                                                     --------------------------------------------------------------


0.55%                                                  $    39,483     $     6,927     $   579,798     $    99,900
0.75%                                                   51,364,862      10,322,793      49,718,496      30,412,145
0.85%                                                           --              --         620,600       1,388,286
0.95%                                                   37,065,972       7,637,799      28,844,924      20,653,559
1.00%                                                    6,067,727       1,267,856       8,884,740       3,979,468
1.05%                                                           --              --         364,618         976,667
1.10%                                                           --              --         134,207         283,974
1.20%                                                    2,852,053         591,417       4,286,498       2,044,841
1.25%                                                           --              --              --              --
1.25%                                                           --              --           7,259          74,501
1.30%                                                           --              --          41,441         202,868
1.45%                                                           --              --          10,416          84,427
-------------------------------------------------------------------------------------------------------------------
Total                                                  $97,390,097     $19,826,792     $93,492,997     $60,200,636
-------------------------------------------------------------------------------------------------------------------



   (1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.

   (2) Applicable to FPA product only.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    91

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------


AIM VI CAP APPR, SER I
2006                     72,809      $1.05  to  $1.02       $74,671        0.05%       0.55%   to  0.95%    5.72%    to    5.30%
2005                     80,703      $0.99  to  $0.96       $78,514        0.06%       0.55%   to  0.95%    8.24%    to    7.81%
2004                     86,822      $0.91  to  $0.89       $78,248           --       0.55%   to  0.95%    6.04%    to    5.62%
2003                     89,596      $0.86  to  $0.85       $76,360           --       0.55%   to  0.95%   28.36%    to   28.79%
2002                     96,660      $0.67  to  $0.66       $64,136           --       0.55%   to  0.95%  (24.72%)   to  (25.00%)
-------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2006                    198,366      $1.14  to  $1.08      $223,712           --       0.55%   to  1.45%    5.48%    to    8.06%(13)
2005                    236,683      $1.08  to  $1.12      $254,026           --       0.55%   to  1.20%    7.98%    to    7.29%
2004                     69,240      $1.00  to  $1.04       $68,891           --       0.55%   to  1.20%    5.75%    to    5.07%
2003                     34,679      $0.94  to  $0.99       $32,607           --       0.55%   to  1.20%   28.77%    to   26.92%
2002                     19,767      $0.73  to  $0.78       $14,483           --       0.55%   to  1.20%  (25.51%)   to  (22.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2006                     28,272      $1.92  to  $1.86       $53,160           --       0.55%   to  0.95%   15.88%    to   15.42%
2005                     32,971      $1.66  to  $1.62       $53,665           --       0.55%   to  0.95%    9.01%    to    8.57%
2004                     38,648      $1.52  to  $1.49       $57,869           --       0.55%   to  0.95%   14.87%    to   14.41%
2003                     41,077      $1.32  to  $1.30       $53,706           --       0.55%   to  0.95%   34.69%    to   34.02%
2002                     45,062      $0.98  to  $0.97       $43,896           --       0.55%   to  0.95%  (22.22%)   to  (22.40%)
-------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2006                     48,026      $1.48  to  $1.10       $69,832           --       0.55%   to  1.45%   15.62%    to    9.49%(13)
2005                     42,661      $1.28  to  $1.32       $54,342           --       0.55%   to  1.20%    8.67%    to    7.97%
2004                     36,244      $1.18  to  $1.22       $42,616           --       0.55%   to  1.20%   14.64%    to   13.89%
2003                     20,527      $1.03  to  $1.07       $21,116           --       0.55%   to  1.20%   33.77%    to   33.75%
2002                     12,985      $0.77  to  $0.80        $9,976           --       0.55%   to  1.20%  (21.43%)   to  (20.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2006                    199,591      $1.98  to  $1.98      $396,958        0.49%       1.25%   to  1.25%   15.26%    to   15.26%
2005                    281,112      $1.72  to  $1.72      $484,439        1.38%       1.25%   to  1.25%    4.01%    to    4.01%
2004                    351,566      $1.65  to  $1.65      $582,105        0.96%       1.25%   to  1.25%    7.62%    to    7.62%
2003                    385,662      $1.53  to  $1.53      $593,291        1.01%       1.25%   to  1.25%   22.40%    to   22.40%
2002                    422,060      $1.25  to  $1.25      $528,240        0.31%       1.25%   to  1.25%  (16.67%)   to  (16.67%)
-------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2006                     12,477      $1.28  to  $1.36       $15,850           --       0.55%   to  1.20%   15.48%    to   14.73%
2005                     14,869      $1.11  to  $1.19       $16,410           --       0.55%   to  1.20%   10.12%    to    9.40%
2004                     17,584      $1.01  to  $1.08       $17,670           --       0.55%   to  1.20%   12.72%    to   11.99%
2003                     19,140      $0.89  to  $0.97       $17,089           --       0.55%   to  1.20%   36.92%    to   36.62%
2002                     12,409      $0.65  to  $0.71        $8,087           --       0.55%   to  1.20%  (32.29%)   to  (29.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2006                     21,798      $1.39  to  $1.43       $30,102        1.72%       0.55%   to  1.20%   15.81%    to   15.06%
2005                     19,311      $1.20  to  $1.25       $23,108        1.42%       0.55%   to  1.20%    5.33%    to    4.65%
2004                     19,444      $1.14  to  $1.19       $22,147        0.80%       0.55%   to  1.20%    8.08%    to    7.38%
2003                     15,907      $1.06  to  $1.11       $16,818        0.64%       0.55%   to  1.20%   29.27%    to   27.59%
2002                     10,257      $0.82  to  $0.87        $8,431        1.01%       0.55%   to  1.20%  (15.46%)   to  (13.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------




 92    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------


AIM VI FIN SERV, SER II
2006                      1,364      $1.17  to  $1.17         $1,596       6.35%       0.85%   to  1.45%   16.10%(13)to   15.74%(13)
2005                         --         --         --             --          --          --   --     --      --
2004                         --         --         --             --          --          --   --     --      --
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2006                     87,789      $1.03  to  $1.08        $91,682          --       0.55%   to  1.45%    3.11%(12)to    8.12%(13)
2005                         --         --         --             --          --          --   --     --      --
2004                         --         --         --             --          --          --   --     --      --
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2006                      5,226      $1.39  to  $1.23         $7,023       1.97%       0.55%   to  1.45%   27.18%    to   22.52%(13)
2005                        247      $1.09  to  $1.09           $269       4.53%       0.55%   to  1.20%    8.28%(10)to    8.17%(10)
2004                         --         --         --             --          --          --   --     --      --
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2006                     43,391      $0.81  to  $0.92        $35,223          --       0.55%   to  1.20%    9.88%    to    9.17%
2005                     54,315      $0.73  to  $0.84        $40,261          --       0.55%   to  1.20%    1.61%    to    0.96%
2004                     25,352      $0.72  to  $0.83        $18,466          --       0.55%   to  1.20%    4.06%    to    3.38%
2003                     14,615      $0.69  to  $0.80        $10,252          --       0.55%   to  1.20%   43.75%    to   42.86%
2002                      6,964      $0.48  to  $0.56         $3,364          --       0.55%   to  1.20%  (47.25%)   to  (44.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2006                     33,897      $1.14  to  $1.15        $38,748          --       0.55%   to  1.45%    7.79%    to   14.78%(13)
2005                      3,446      $1.06  to  $1.06         $3,648          --       0.55%   to  1.20%    5.87%(10)to    5.76%(10)
2004                         --         --         --             --          --          --   --     --      --
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2006                    255,691      $1.31  to  $1.17       $333,791       1.18%       0.55%   to  1.45%   16.34%    to   16.48%(13)
2005                    277,477      $1.13  to  $1.20       $312,799       1.25%       0.55%   to  1.20%    4.02%    to    3.35%
2004                    229,828      $1.09  to  $1.16       $249,752       0.71%       0.55%   to  1.20%   10.61%    to    9.90%
2003                    154,064      $0.98  to  $1.05       $151,663       0.79%       0.55%   to  1.20%   30.67%    to   29.63%
2002                     80,843      $0.75  to  $0.81        $60,725       0.50%       0.55%   to  1.20%  (22.68%)   to  (19.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2006                    453,282      $2.55  to  $1.24     $1,057,187       1.25%       0.55%   to  1.45%   34.38%    to   23.04%(13)
2005                    292,660      $1.90  to  $1.92       $551,186       0.47%       0.55%   to  1.20%   15.88%    to   15.13%
2004                    135,770      $1.64  to  $1.67       $221,322       0.41%       0.55%   to  1.20%   24.21%    to   23.40%
2003                     68,730      $1.32  to  $1.35        $90,422       0.27%       0.55%   to  1.20%   43.48%    to   42.11%
2002                     24,977      $0.92  to  $0.95        $23,004       0.10%       0.55%   to  1.20%   (6.12%)   to   (5.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2006                        667      $1.10  to  $1.09           $730          --       0.85%   to  1.45%    8.99%(13)to    8.66%(13)
2005                         --         --         --             --          --          --   --     --      --
2004                         --         --         --             --          --          --   --     --      --
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    93

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------



AC VP INTL, CL I
2006                     51,286      $1.32  to  $1.28       $66,174        1.64%       0.55%   to  0.95%   24.34%    to   23.85%
2005                     58,674      $1.06  to  $1.03       $61,060        1.15%       0.55%   to  0.95%   12.63%    to   12.19%
2004                     59,554      $0.94  to  $0.92       $55,192        0.54%       0.55%   to  0.95%   14.29%    to   13.84%
2003                     57,923      $0.82  to  $0.81       $47,110        0.73%       0.55%   to  0.95%   24.24%    to   22.73%
2002                     59,024      $0.66  to  $0.66       $38,901        0.78%       0.55%   to  0.95%  (21.43%)   to  (20.48%)
-------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2006                     84,429      $1.45  to  $1.63      $123,392        1.41%       0.55%   to  1.20%   24.06%    to   23.26%
2005                     82,367      $1.17  to  $1.32       $97,265        0.91%       0.55%   to  1.20%   12.49%    to   11.76%
2004                     63,756      $1.04  to  $1.18       $66,949        0.34%       0.55%   to  1.20%   14.14%    to   13.41%
2003                     40,971      $0.91  to  $1.04       $37,680        0.48%       0.55%   to  1.20%   22.97%    to   22.35%
2002                     21,225      $0.74  to  $0.85       $15,745        0.41%       0.55%   to  1.20%  (20.43%)   to  (15.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2006                      2,743      $1.16  to  $1.16        $3,176        2.31%       0.85%   to  1.45%   15.32%(13)to   14.97%(13)
2005                         --         --         --            --           --          --   --     --      --
2004                         --         --         --            --           --          --   --     --      --
2003                         --         --         --            --           --          --   --     --      --
2002                         --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2006                    202,331      $1.00  to  $1.04      $203,885           --       0.55%   to  1.45%   (3.92%)   to    3.52%(13)
2005                     18,578      $1.04  to  $1.04       $19,240           --       0.55%   to  1.20%    3.73%(10)to    3.62%(10)
2004                         --         --         --            --           --          --   --     --      --
2003                         --         --         --            --           --          --   --     --      --
2002                         --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2006                    258,018      $1.89  to  $2.75      $627,151        1.48%       0.55%   to  1.25%   18.00%    to   17.18%
2005                    341,956      $1.61  to  $2.35      $722,148        0.87%       0.55%   to  1.25%    4.46%    to    3.73%
2004                    348,194      $1.54  to  $2.27      $713,848        0.97%       0.55%   to  1.25%   13.71%    to   12.92%
2003                    324,528      $1.35  to  $2.01      $587,978        1.05%       0.55%   to  1.25%   27.36%    to   27.22%
2002                    313,518      $1.06  to  $1.58      $445,941        0.83%       0.55%   to  1.25%  (12.40%)   to  (13.66%)
-------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2006                    279,304      $1.61  to  $1.16      $437,608        1.20%       0.55%   to  1.45%   17.82%    to   15.39%(13)
2005                    281,618      $1.36  to  $1.32      $378,826        0.64%       0.55%   to  1.20%    4.28%    to    3.61%
2004                    210,265      $1.31  to  $1.27      $272,314        0.73%       0.55%   to  1.20%   13.55%    to   12.81%
2003                    141,163      $1.15  to  $1.13      $161,583        0.78%       0.55%   to  1.20%   27.78%    to   26.97%
2002                     78,736      $0.90  to  $0.89       $70,747        0.43%       0.55%   to  1.20%  (13.46%)   to  (11.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2006                     49,741      $1.13  to  $1.24       $56,142        2.32%       0.55%   to  1.20%    8.18%    to    7.48%
2005                     48,625      $1.05  to  $1.16       $50,853        1.93%       0.55%   to  1.20%    5.07%    to    4.39%
2004                     42,435      $1.00  to  $1.11       $42,296        1.96%       0.55%   to  1.20%    7.66%    to    6.97%
2003                     31,464      $0.93  to  $1.04       $29,107        2.40%       0.55%   to  1.20%   19.23%    to   18.18%
2002                     19,780      $0.78  to  $0.88       $15,389        3.65%       0.55%   to  1.20%  (12.36%)   to  (12.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2006                    106,859      $1.07  to  $1.08      $114,552        3.44%       0.55%   to  1.45%    7.36%(11)to    8.13%(13)
2005                         --         --         --            --           --          --   --     --      --
2004                         --         --         --            --           --          --   --     --      --
2003                         --         --         --            --           --          --   --     --      --
2002                         --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------




 94    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ----------------------------------------------------------
                      ---------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                       (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------



COL MARSICO GRO, VS CL A
2006                   317,946      $1.02  to  $1.09      $331,754           --       0.55%   to  1.45%    2.95%(12) to    8.65%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2006                   153,627      $1.07  to  $1.20      $169,998        0.53%       0.55%   to  1.45%    6.74%(12) to   19.72%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2006                   139,243      $0.97  to  $1.01      $137,218        4.43%       0.55%   to  1.45%   (4.10%)(12)to    0.65%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2006                    19,843      $1.30  to  $1.27       $25,343           --       0.55%   to  0.95%    1.34%     to    0.93%
2005                    25,218      $1.29  to  $1.26       $31,881           --       0.55%   to  0.95%    6.39%     to    5.97%
2004                    30,758      $1.21  to  $1.18       $36,657           --       0.55%   to  0.95%   12.50%     to   12.05%
2003                    34,940      $1.08  to  $1.06       $37,126           --       0.55%   to  0.95%   44.00%     to   43.24%
2002                    38,546      $0.75  to  $0.74       $28,797           --       0.55%   to  0.95%  (29.91%)    to  (30.19%)
-------------------------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2006                   148,638      $1.40  to  $1.40      $208,262           --       1.25%   to  1.25%    3.47%     to    3.47%
2005                   226,170      $1.35  to  $1.35      $305,959           --       1.25%   to  1.25%   (3.88%)    to   (3.88%)
2004                   295,070      $1.40  to  $1.40      $415,056           --       1.25%   to  1.25%    9.49%     to    9.49%
2003                   313,370      $1.28  to  $1.28      $402,465           --       1.25%   to  1.25%   47.13%     to   47.13%
2002                   314,849      $0.87  to  $0.87      $275,569           --       1.25%   to  1.25%  (34.59%)    to  (34.59%)
-------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2006                     1,560      $1.18  to  $1.18        $1,845           --       0.85%   to  1.45%   18.06%(13) to   17.70%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2006                     1,167      $1.16  to  $1.16        $1,351           --       0.85%   to  1.45%   15.81%(13) to   15.45%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2006                   298,230      $1.03  to  $1.02      $306,684        6.14%       0.55%   to  1.45%    3.18%(12) to    2.50%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    95

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------


EG VA FUNDAMENTAL LG CAP, CL 2
2006                     28,846      $1.13  to  $1.12        $32,620       0.98%       0.55%   to  1.45%   11.78%    to   11.31%(13)
2005                     30,155      $1.01  to  $1.10        $30,645       0.82%       0.55%   to  1.20%    8.15%    to    7.45%
2004                     23,448      $0.94  to  $1.02        $22,145       1.06%       0.55%   to  1.20%    8.33%    to    7.63%
2003                     18,707      $0.86  to  $0.95        $16,343       6.60%       0.55%   to  1.20%    3.61%(6) to    4.40%(6)
2002                         --         --         --             --          --          --   --     --
-------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2006                     45,619      $1.62  to  $1.17        $71,677       3.71%       0.55%   to  1.45%   22.21%    to   16.75%(13)
2005                     33,531      $1.32  to  $1.31        $44,080       3.25%       0.55%   to  1.20%   15.04%    to   14.30%
2004                      8,450      $1.15  to  $1.14         $9,684       2.51%       0.55%   to  1.20%   16.83%(7) to   16.14%(7)
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2006                    622,501      $1.03  to  $1.09       $654,611       1.75%       0.55%   to  1.45%    3.50%(12)to    8.94%(13)
2005                         --         --         --             --          --          --   --     --      --
2004                         --         --         --             --          --          --   --     --      --
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2006                    182,343      $1.17  to  $1.14       $209,031       0.85%       0.55%   to  0.95%   12.39%    to   11.95%
2005                    216,583      $1.04  to  $1.01       $221,496       1.50%       0.55%   to  0.95%    6.94%    to    6.51%
2004                    251,135      $0.97  to  $0.95       $241,008       0.79%       0.55%   to  0.95%    5.18%    to    4.76%
2003                    245,972      $0.92  to  $0.91       $225,087       1.06%       0.55%   to  0.95%   22.67%    to   22.97%
2002                    226,422      $0.75  to  $0.74       $168,931       1.28%       0.55%   to  0.95%  (17.58%)   to  (17.78%)
-------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2006                    329,942      $1.28  to  $1.28       $417,155       0.71%       0.55%   to  1.20%   12.24%    to   11.51%
2005                    358,054      $1.14  to  $1.15       $404,610       1.30%       0.55%   to  1.20%    6.81%    to    6.12%
2004                    353,479      $1.06  to  $1.09       $375,117       0.64%       0.55%   to  1.20%    4.95%    to    4.27%
2003                    228,596      $1.01  to  $1.04       $231,686       0.66%       0.55%   to  1.20%   21.69%    to   22.35%
2002                     92,339      $0.83  to  $0.85        $76,486       0.57%       0.55%   to  1.20%  (17.00%)   to  (15.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2006                    131,594      $3.20  to  $3.11       $413,296       0.26%       0.55%   to  0.95%   11.97%    to   11.53%
2005                    144,212      $2.86  to  $2.79       $405,434       1.62%       0.55%   to  0.95%   17.56%    to   17.09%
2004                    147,113      $2.43  to  $2.38       $352,910          --       0.55%   to  0.95%   24.09%    to   23.59%
2003                    138,655      $1.96  to  $1.93       $268,769       0.31%       0.55%   to  0.95%   38.03%    to   37.86%
2002                    132,332      $1.42  to  $1.40       $186,627       0.85%       0.55%   to  0.95%  (10.69%)   to  (10.83%)
-------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2006                    624,914      $2.08  to  $1.09     $1,208,847       0.16%       0.55%   to  1.45%   11.79%    to    8.10%(13)
2005                    496,239      $1.86  to  $1.76       $908,519       1.41%       0.55%   to  1.20%   17.37%    to   16.61%
2004                    356,492      $1.59  to  $1.51       $558,130          --       0.55%   to  1.20%   23.97%    to   23.17%
2003                    207,277      $1.28  to  $1.23       $262,748       0.18%       0.55%   to  1.20%   37.63%    to   36.67%
2002                     94,048      $0.93  to  $0.90        $87,109       0.33%       0.55%   to  1.20%  (10.58%)   to  (10.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2006                     76,349      $1.37  to  $1.33       $102,498       0.78%       0.55%   to  0.95%   17.30%    to   16.84%
2005                     81,957      $1.16  to  $1.14        $93,982       0.57%       0.55%   to  0.95%   18.32%    to   17.85%
2004                     86,132      $0.98  to  $0.96        $83,695       0.96%       0.55%   to  0.95%   12.86%    to   12.41%
2003                     66,234      $0.87  to  $0.86        $57,249       0.74%       0.55%   to  0.95%   42.62%    to   43.33%
2002                     62,136      $0.61  to  $0.60        $37,840       0.70%       0.55%   to  0.95%  (20.78%)   to  (22.08%)
-------------------------------------------------------------------------------------------------------------------------------




 96    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------


FID VIP OVERSEAS, SERV CL 2
2006                    151,362      $1.66  to  $1.16      $248,078        0.65%       0.55%   to  1.45%   17.13%    to   15.34%(13)
2005                    136,453      $1.42  to  $1.53      $193,596        0.49%       0.55%   to  1.20%   18.13%    to   17.37%
2004                    122,929      $1.20  to  $1.31      $147,870        0.73%       0.55%   to  1.20%   12.68%    to   11.95%
2003                     58,124      $1.06  to  $1.17       $62,227        0.34%       0.55%   to  1.20%   41.33%    to   40.96%
2002                     24,767      $0.75  to  $0.83       $18,666        0.35%       0.55%   to  1.20%  (21.05%)   to  (17.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2006                    257,421      $3.27  to  $1.20      $773,536        2.06%       0.55%   to  1.45%   19.92%    to   19.66%(13)
2005                    266,642      $2.73  to  $1.97      $690,004        1.39%       0.55%   to  1.20%   12.85%    to   12.12%
2004                    230,881      $2.42  to  $1.76      $533,004        1.86%       0.55%   to  1.20%   31.08%    to   30.23%
2003                    166,493      $1.85  to  $1.35      $296,754        2.44%       0.55%   to  1.20%   35.04%    to   33.66%
2002                    109,989      $1.37  to  $1.01      $147,218        2.57%       0.55%   to  1.20%    1.48%    to    1.00%(4)
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2006                    166,830      $2.49  to  $1.09      $380,878        0.64%       0.55%   to  1.45%   16.34%    to    7.75%(13)
2005                    156,167      $2.14  to  $1.57      $316,893        0.75%       0.55%   to  1.20%    8.17%    to    7.47%
2004                    118,566      $1.98  to  $1.46      $224,252        0.18%       0.55%   to  1.20%   23.07%    to   22.27%
2003                     87,363      $1.61  to  $1.20      $135,426        0.21%       0.55%   to  1.20%   31.97%    to   30.43%
2002                     57,262      $1.22  to  $0.92       $68,337        0.37%       0.55%   to  1.20%   (9.63%)   to   (8.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2006                    207,209      $1.53  to  $1.15      $309,114        1.28%       0.55%   to  1.45%   17.73%    to   13.33%(13)
2005                    151,140      $1.30  to  $1.34      $196,107        0.87%       0.55%   to  1.20%    9.95%    to    9.24%
2004                     99,871      $1.18  to  $1.22      $118,373        0.76%       0.55%   to  1.20%   12.02%    to   11.29%
2003                     58,929      $1.05  to  $1.10       $62,601        0.96%       0.55%   to  1.20%   23.53%    to   23.60%
2002                     23,376      $0.85  to  $0.89       $19,872        0.75%       0.55%   to  1.20%  (12.37%)   to  (11.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2006                    179,403      $1.40  to  $1.40      $252,258        1.27%       1.25%   to  1.25%   26.84%    to   26.84%
2005                    254,244      $1.10  to  $1.10      $281,629        1.43%       1.25%   to  1.25%   26.18%    to   26.18%
2004                    274,586      $0.88  to  $0.88      $240,781        1.92%       1.25%   to  1.25%   23.28%    to   23.28%
2003                    272,504      $0.71  to  $0.71      $193,809        1.36%       1.25%   to  1.25%   51.06%    to   51.06%
2002                    273,087      $0.47  to  $0.47      $127,911        1.62%       1.25%   to  1.25%    0.00%    to    0.00%
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2006                     30,344      $1.73  to  $1.69       $51,831        1.25%       0.55%   to  0.95%   20.78%    to   20.30%
2005                     36,373      $1.43  to  $1.41       $51,495        1.18%       0.55%   to  0.95%    9.57%    to    9.13%
2004                     31,651      $1.30  to  $1.29       $41,042        1.04%       0.55%   to  0.95%   17.88%    to   17.41%
2003                     24,004      $1.11  to  $1.10       $26,415        1.67%       0.55%   to  0.95%   32.14%    to   30.95%
2002                     18,138      $0.84  to  $0.84       $15,223        2.32%       0.55%   to  0.95%  (16.00%)(5)to  (16.00%)(5)
-------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2006                    327,755      $2.71  to  $1.92      $835,018        0.90%       0.55%   to  1.20%   15.53%    to   14.78%
2005                    345,787      $2.34  to  $1.68      $765,494        0.70%       0.55%   to  1.20%   12.21%    to   11.48%
2004                    226,018      $2.09  to  $1.50      $451,843        0.70%       0.55%   to  1.20%   25.19%    to   24.38%
2003                    162,339      $1.67  to  $1.21      $261,988        1.08%       0.55%   to  1.20%   27.48%    to   27.37%
2002                    109,427      $1.31  to  $0.95      $140,030        1.38%       0.55%   to  1.20%   (5.07%)   to   (5.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2006                     19,072      $2.00  to  $1.94       $37,272        0.61%       0.55%   to  0.95%   11.66%    to   11.21%
2005                     23,432      $1.79  to  $1.74       $41,091        0.23%       0.55%   to  0.95%    5.49%    to    5.07%
2004                     26,859      $1.69  to  $1.66       $44,779        0.19%       0.55%   to  0.95%   15.69%    to   15.23%
2003                     29,916      $1.46  to  $1.44       $43,240        0.24%       0.55%   to  0.95%   44.55%    to   44.00%
2002                     32,164      $1.01  to  $1.00       $32,114        0.26%       0.55%   to  0.95%  (15.13%)   to  (15.25%)
-------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    97

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ----------------------------------------------------------
                      ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------



GS VIT STRUCTD U.S. EQ, INST
2006                  445,093        $1.18  to  $1.13      $524,191       1.05%       0.55%   to  1.45%    12.27%    to   11.89%(13)
2005                  467,555        $1.05  to  $1.23      $492,636       1.00%       0.55%   to  1.20%     5.93%    to    5.24%
2004                  253,878        $0.99  to  $1.17      $251,604       1.38%       0.55%   to  1.20%    14.31%    to   13.57%
2003                  169,762        $0.87  to  $1.03      $146,765       0.79%       0.55%   to  1.20%    29.85%    to   28.75%
2002                  150,534        $0.67  to  $0.80      $101,100       0.61%       0.55%   to  1.20%   (22.99%)   to  (20.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2006                  54,174         $0.43  to  $1.07       $23,644          --       0.55%   to  1.20%     7.24%    to    6.54%
2005                  57,634         $0.41  to  $1.01       $23,479          --       0.55%   to  1.20%    10.94%    to   10.22%
2004                  65,787         $0.37  to  $0.91       $24,174          --       0.55%   to  1.20%     0.02%    to   (0.63%)
2003                  71,812         $0.37  to  $0.92       $26,415          --       0.55%   to  1.20%    48.00%    to   46.03%
2002                  69,076         $0.25  to  $0.63       $17,299          --       0.55%   to  1.20%   (41.86%)   to  (37.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2006                  142,098        $1.36  to  $2.32      $192,642       1.88%       0.55%   to  1.20%    45.83%    to   44.88%
2005                  134,816        $0.93  to  $1.60      $125,579       1.08%       0.55%   to  1.20%    31.22%    to   30.37%
2004                  139,788        $0.71  to  $1.23       $99,632       0.84%       0.55%   to  1.20%    18.04%    to   17.27%
2003                  152,636        $0.60  to  $1.05       $92,188       0.98%       0.55%   to  1.20%    33.33%    to   32.91%
2002                  157,502        $0.45  to  $0.79       $70,985       0.68%       0.55%   to  1.20%   (26.23%)   to  (21.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2006                  50,493         $0.61  to  $0.59       $30,258          --       0.55%   to  0.95%    12.69%    to   12.24%
2005                  59,483         $0.54  to  $0.53       $31,715          --       0.55%   to  0.95%    11.41%    to   10.97%
2004                  71,059         $0.49  to  $0.48       $34,099          --       0.55%   to  0.95%    19.82%    to   19.34%
2003                  85,736         $0.41  to  $0.40       $34,434          --       0.55%   to  0.95%    36.67%    to   33.33%
2002                  95,558         $0.30  to  $0.30       $28,712          --       0.55%   to  0.95%   (28.57%)   to  (28.57%)
-------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2006                  162,153        $1.27  to  $1.75      $207,522       1.00%       0.55%   to  1.20%    21.86%    to   21.07%
2005                  188,675        $1.04  to  $1.45      $198,502       0.98%       0.55%   to  1.20%    10.04%    to    9.33%
2004                  168,208        $0.94  to  $1.33      $160,817       0.54%       0.55%   to  1.20%    14.35%    to   13.61%
2003                  123,056        $0.83  to  $1.17      $102,535       0.35%       0.55%   to  1.20%    27.69%    to   27.17%
2002                  60,087         $0.65  to  $0.92       $38,997       0.09%       0.55%   to  1.20%   (10.96%)   to   (8.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP
  GRO, CL II
2006                  2,169          $1.18  to  $1.11        $2,517          --       0.55%   to  1.45%    11.43%    to   11.06%(13)
2005                  104            $1.06  to  $1.05          $110          --       0.55%   to  1.20%     5.56%(10)to    5.45%(10)
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2006                  187,890        $0.71  to  $1.10      $136,819          --       0.55%   to  1.45%     6.72%    to    9.33%(13)
2005                  216,007        $0.67  to  $1.02      $146,971       0.14%       0.55%   to  1.20%     3.66%    to    2.99%
2004                  195,430        $0.64  to  $0.99      $127,400          --       0.55%   to  1.20%     8.39%    to    7.69%
2003                  172,322        $0.59  to  $0.92      $103,234          --       0.55%   to  1.20%    20.41%    to   21.05%
2002                  134,823        $0.49  to  $0.76       $65,815          --       0.55%   to  1.20%   (27.94%)   to  (24.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2006                  98,386         $1.01  to  $1.16       $98,902          --       0.55%   to  1.20%    12.31%    to   11.59%
2005                  122,560        $0.90  to  $1.04      $109,920          --       0.55%   to  1.20%     4.46%    to    3.78%
2004                  149,075        $0.86  to  $1.00      $128,085          --       0.55%   to  1.20%     5.63%    to    4.94%
2003                  146,404        $0.81  to  $0.95      $119,207          --       0.55%   to  1.20%    32.79%    to   31.94%
2002                  117,036        $0.61  to  $0.72       $71,654          --       0.55%   to  1.20%   (32.22%)   to  (28.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

 98    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ----------------------------------------------------------
                      ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2006                  87,237         $1.24  to  $1.11      $106,831       2.09%       0.55%   to  1.45%    11.01%    to   10.48%(13)
2005                  74,459         $1.12  to  $1.10       $82,895       1.46%       0.55%   to  1.20%     2.04%    to    1.38%
2004                  26,242         $1.10  to  $1.09       $28,760       0.61%       0.55%   to  1.20%     9.02%(7) to    8.38%(7)
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2006                  142,816        $1.80  to  $1.24      $254,044       1.88%       0.55%   to  1.45%    30.25%    to   23.49%(13)
2005                  103,681        $1.38  to  $1.68      $145,619       0.42%       0.55%   to  1.20%    15.93%    to   15.18%
2004                  52,792         $1.19  to  $1.46       $64,198       1.21%       0.55%   to  1.20%    29.13%    to   28.30%
2003                  33,751         $0.92  to  $1.14       $31,693       1.87%       0.55%   to  1.20%    35.29%    to   34.12%
2002                  18,482         $0.68  to  $0.85       $12,743       2.05%       0.55%   to  1.20%   (23.60%)   to  (15.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2006                  147,411        $1.05  to  $1.17      $160,106       2.30%       0.55%   to  1.45%     4.11%(12)to   16.75%(13)
2005                  --                --         --            --          --       --      --     --       --
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2006                  466            $1.14  to  $1.14          $530          --       0.85%   to  1.45%    13.43%(13)to   13.09%(13)
2005                  --                --         --            --          --       --      --     --       --
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2006                  117,612        $1.53  to  $1.16      $176,344       0.72%       0.55%   to  1.45%    16.72%    to   15.87%(13)
2005                  72,423         $1.31  to  $1.30       $94,587       0.57%       0.55%   to  1.20%    13.44%    to   12.70%
2004                  24,526         $1.16  to  $1.15       $28,389       0.15%       0.55%   to  1.20%    15.92%(7) to   15.24%(7)
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2006                  81,385         $1.44  to  $1.10      $113,492       0.02%       0.55%   to  1.45%    14.03%    to    8.72%(13)
2005                  41,895         $1.26  to  $1.24       $52,482          --       0.55%   to  1.20%     9.11%    to    8.41%
2004                  16,643         $1.16  to  $1.15       $19,170          --       0.55%   to  1.20%    17.36%(7) to   16.67%(7)
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2006                  820,585        $1.16  to  $1.08      $936,136       2.90%       0.55%   to  1.45%     6.65%    to    7.74%(13)
2005                  306,977        $1.09  to  $1.08      $332,896       1.97%       0.55%   to  1.20%     1.92%    to    1.26%
2004                  46,499         $1.07  to  $1.06       $49,696       0.56%       0.55%   to  1.20%     7.06%(7) to    6.43%(7)
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2006                  370            $1.07  to  $1.07          $396          --       0.85%   to  1.45%     6.99%(14)to    6.81%(14)
2005                  --                --         --            --          --       --      --     --       --
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    99

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ----------------------------------------------------------
                      ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2006                  437,682        $1.04  to  $1.07      $460,233       9.03%       0.55%   to  1.45%     4.65%(12)to    6.59%(13)
2005                  --                --         --            --          --       --      --     --       --
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2006                  48,064         $1.46  to  $1.48       $69,591       2.33%       0.55%   to  1.20%    21.45%    to   20.67%
2005                  53,522         $1.20  to  $1.23       $64,029       2.13%       0.55%   to  1.20%     4.94%    to    4.26%
2004                  48,892         $1.14  to  $1.18       $55,958       2.13%       0.55%   to  1.20%    15.40%    to   14.66%
2003                  42,477         $0.99  to  $1.03       $42,277       2.14%       0.55%   to  1.20%    22.22%    to   21.18%
2002                  21,648         $0.81  to  $0.85       $17,802       2.77%       0.55%   to  1.20%   (17.35%)   to  (15.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2006                  8,608          $1.01  to  $1.01        $8,668          --       0.55%   to  1.20%  0.70(15)    to    0.68%(15)
2005                  --                --         --            --          --       --      --     --       --
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2006                  46,519         $1.12  to  $1.13       $51,796       0.33%       0.55%   to  1.20%     2.23%    to    1.57%
2005                  48,773         $1.10  to  $1.11       $53,264       0.05%       0.55%   to  1.20%    12.58%    to   11.85%
2004                  37,011         $0.98  to  $1.00       $35,996       0.17%       0.55%   to  1.20%     6.54%    to    5.85%
2003                  30,753         $0.92  to  $0.94       $28,128       0.46%       0.55%   to  1.20%    17.95%    to   17.50%
2002                  19,335         $0.78  to  $0.80       $15,031          --       0.55%   to  1.20%   (20.41%)   to  (20.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2006                  62,626         $1.65  to  $1.75      $102,620       0.62%       0.55%   to  1.20%    27.02%    to   26.20%
2005                  68,854         $1.30  to  $1.39       $89,094       1.45%       0.55%   to  1.20%    11.58%    to   10.86%
2004                  72,649         $1.16  to  $1.25       $84,438       1.45%       0.55%   to  1.20%    15.56%    to   14.81%
2003                  70,062         $1.01  to  $1.09       $70,669       0.71%       0.55%   to  1.20%    27.85%    to   26.74%
2002                  40,270         $0.79  to  $0.86       $31,835       0.43%       0.55%   to  1.20%   (17.71%)   to  (14.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2006                  77,661         $1.24  to  $1.21       $94,463       1.35%       0.55%   to  0.95%    25.44%    to   24.94%
2005                  90,632         $0.99  to  $0.97       $88,142       0.68%       0.55%   to  0.95%    17.72%    to   17.25%
2004                  107,334        $0.84  to  $0.82       $88,924       1.02%       0.55%   to  0.95%    12.73%    to   12.28%
2003                  128,360        $0.75  to  $0.73       $94,570       0.31%       0.55%   to  0.95%    33.93%    to   30.36%
2002                  148,078        $0.56  to  $0.56       $82,588       0.68%       0.55%   to  0.95%   (15.15%)   to  (13.85%)
-------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2006                  149,236        $1.49  to  $1.49      $223,047       0.19%       1.25%   to  1.25%     7.48%    to    7.48%
2005                  206,197        $1.38  to  $1.38      $286,496       0.38%       1.25%   to  1.25%     8.96%    to    8.96%
2004                  265,044        $1.27  to  $1.27      $337,875          --       1.25%   to  1.25%     9.20%    to    9.20%
2003                  324,631        $1.16  to  $1.16      $378,811          --       1.25%   to  1.25%    30.34%    to   30.34%
2002                  378,658        $0.89  to  $0.89      $337,002          --       1.25%   to  1.25%   (31.01%)   to  (31.01%)
-------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2006                  79,537         $1.08  to  $1.30       $84,668          --       0.55%   to  1.20%     4.88%    to    4.20%
2005                  94,134         $1.03  to  $1.24       $95,729          --       0.55%   to  1.20%    11.53%    to   10.81%
2004                  110,020        $0.92  to  $1.12      $100,428          --       0.55%   to  1.20%    17.96%    to   17.19%
2003                  131,762        $0.78  to  $0.96      $102,200          --       0.55%   to  1.20%    32.20%    to   31.51%
2002                  146,947        $0.59  to  $0.73       $86,196          --       0.55%   to  1.20%   (31.40%)   to  (27.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------


 100    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ----------------------------------------------------------
                      ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------

RVS VP BAL
2006                  308,699        $1.25  to  $1.13      $470,890       2.46%       0.55%   to  1.45%    13.76%    to   12.16%(13)
2005                  360,863        $1.10  to  $1.66      $501,036       2.59%       0.55%   to  1.25%     3.35%    to    2.63%
2004                  373,845        $1.06  to  $1.61      $515,992       2.28%       0.55%   to  1.25%     9.00%    to    8.23%
2003                  384,617        $0.97  to  $1.49      $496,929       2.26%       0.55%   to  1.25%    19.75%    to   18.25%
2002                  376,502        $0.81  to  $1.26      $418,919       2.60%       0.55%   to  1.25%   (13.83%)   to  (13.70%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2006                  701,788        $1.17  to  $1.02      $794,074       4.44%       0.55%   to  1.45%     3.92%    to    1.65%(13)
2005                  429,069        $1.13  to  $1.23      $477,358       2.58%       0.55%   to  1.25%     2.05%    to    1.34%
2004                  426,212        $1.11  to  $1.21      $468,695       0.73%       0.55%   to  1.25%     0.19%    to   (0.51%)
2003                  486,939        $1.11  to  $1.22      $539,742       0.51%       0.55%   to  1.25%     0.00%    to   (0.81%)
2002                  636,469        $1.11  to  $1.23      $711,964       1.16%       0.55%   to  1.25%     0.91%    to    0.00%
-------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2006                  59,405         $1.07  to  $1.04       $62,773       4.17%       0.55%   to  1.45%     3.24%    to    4.36%(13)
2005                  40,317         $1.04  to  $1.02       $58,374       3.36%       0.55%   to  1.20%     1.22%    to    0.57%
2004                  15,787         $1.02  to  $1.02       $41,656       2.55%       0.55%   to  1.20%     2.45%(7) to    1.85%(7)
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2006                  1,441,352      $1.36  to  $1.05    $1,832,904       4.39%       0.55%   to  1.45%     3.84%    to    4.86%(13)
2005                  842,520        $1.31  to  $1.41    $1,094,933       3.71%       0.55%   to  1.25%     1.56%    to    0.85%
2004                  639,931        $1.29  to  $1.40      $835,025       3.83%       0.55%   to  1.25%     3.92%    to    3.19%
2003                  618,469        $1.24  to  $1.36      $788,063       3.58%       0.55%   to  1.25%     3.33%    to    3.82%
2002                  589,321        $1.20  to  $1.31      $734,053       5.08%       0.55%   to  1.25%     5.26%    to    3.97%
-------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2006                  1,286,388      $1.83  to  $1.12    $2,199,172       1.41%       0.55%   to  1.45%    19.09%    to   11.90%(13)
2005                  772,974        $1.53  to  $1.51    $1,175,707       1.61%       0.55%   to  1.20%    12.88%    to   12.15%
2004                  482,647        $1.36  to  $1.35      $652,523       1.65%       0.55%   to  1.20%    17.56%    to   16.80%
2003                  249,818        $1.16  to  $1.15      $288,112       1.60%       0.55%   to  1.20%    41.46%    to   38.55%
2002                  160,822        $0.82  to  $0.83      $132,660       1.61%       0.55%   to  1.20%   (19.61%)   to  (17.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2006                  191,857        $2.11  to  $1.34      $379,204       0.35%       0.55%   to  1.45%    33.17%    to   33.82%(13)
2005                  134,343        $1.58  to  $2.02      $213,076       0.20%       0.55%   to  1.20%    33.07%    to   32.21%
2004                  42,521         $1.19  to  $1.53       $50,449       3.09%       0.55%   to  1.20%    23.47%    to   22.67%
2003                  15,683         $0.96  to  $1.25       $19,823       1.73%       0.55%   to  1.20%    39.13%    to   38.89%
2002                  9,255          $0.69  to  $0.90        $9,786          --       0.55%   to  1.20%    (5.48%)   to  (10.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP FUNDAMENTAL VAL
2006                  338,654        $1.09  to  $1.11      $371,272       0.98%       0.55%   to  1.45%     8.85%(12)to   10.70%(13)
2005                  --                --         --            --          --       --      --     --       --
2004                  --                --         --            --          --       --      --     --       --
2003                  --                --         --            --          --       --      --     --       --
2002                  --                --         --            --          --       --      --     --       --
-------------------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL BOND
2006                  472,738        $1.46  to  $1.05      $646,999       3.28%       0.55%   to  1.45%     6.15%    to    4.85%(13)
2005                  331,823        $1.38  to  $1.46      $454,346       3.91%       0.55%   to  1.25%    (5.52%)   to   (6.17%)
2004                  242,562        $1.46  to  $1.55      $355,988       4.10%       0.55%   to  1.25%     9.42%    to    8.66%
2003                  186,450        $1.33  to  $1.43      $253,433       7.33%       0.55%   to  1.25%    12.71%    to   11.72%
2002                  141,210        $1.18  to  $1.28      $173,577       4.74%       0.55%   to  1.25%    13.46%    to   13.27%
-------------------------------------------------------------------------------------------------------------------------------




                                         RIVERSOURCE VARIABLE ACCOUNT 10    101

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------


RVS VP GLOBAL INFLATION PROT SEC
2006                    420,004      $1.06  to  $1.03       $439,332       3.36%       0.55%   to  1.45%    0.64%    to    3.04%(13)
2005                    177,692      $1.05  to  $1.04       $186,090       7.05%       0.55%   to  1.20%    2.24%    to    1.59%
2004                      9,951      $1.03  to  $1.03        $10,223       3.47%       0.55%   to  1.20%    2.67%(8) to    2.47%(8)
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2006                    590,278      $0.73  to  $1.13       $449,154       0.93%       0.55%   to  1.45%   10.47%    to   13.46%(13)
2005                    579,086      $0.67  to  $1.05       $398,436       0.39%       0.55%   to  1.20%    8.02%    to    7.32%
2004                    340,148      $0.62  to  $0.98       $213,399       0.32%       0.55%   to  1.20%    7.84%    to    7.14%
2003                    349,978      $0.57  to  $0.92       $203,000       0.21%       0.55%   to  1.20%   21.28%    to   21.05%
2002                    257,108      $0.47  to  $0.76       $122,448       0.07%       0.55%   to  1.20%  (26.56%)   to  (24.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2006                    649,204      $1.39  to  $1.07       $905,546       7.40%       0.55%   to  1.45%   10.21%    to    7.67%(13)
2005                    715,854      $1.26  to  $1.39       $919,121       6.46%       0.55%   to  1.25%    3.45%    to    2.73%
2004                    730,172      $1.22  to  $1.36       $914,940       6.99%       0.55%   to  1.25%   10.78%    to   10.01%
2003                    622,128      $1.10  to  $1.23       $712,392       7.63%       0.55%   to  1.25%   23.60%    to   23.00%
2002                    426,030      $0.89  to  $1.00       $399,795       7.77%       0.55%   to  1.25%   (6.32%)   to   (7.41%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2006                    309,653      $1.15  to  $1.07       $345,710       6.45%       0.55%   to  1.45%    7.39%    to    6.77%(13)
2005                     59,285      $1.07  to  $1.06        $63,157       5.94%       0.55%   to  1.20%    2.76%    to    2.10%
2004                      2,406      $1.04  to  $1.04         $2,505       5.77%       0.55%   to  1.20%    3.92%(8) to    3.72%(8)
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2006                    314,505      $1.14  to  $1.17       $419,625       1.93%       0.55%   to  1.45%   23.49%    to   16.79%(13)
2005                    335,839      $0.92  to  $1.23       $370,645       1.43%       0.55%   to  1.25%   13.24%    to   12.45%
2004                    281,107      $0.82  to  $1.09       $282,571       1.13%       0.55%   to  1.25%   16.76%    to   15.95%
2003                    215,587      $0.70  to  $0.94       $192,941       0.92%       0.55%   to  1.25%   27.27%    to   25.33%
2002                    223,251      $0.55  to  $0.75       $159,249       0.97%       0.55%   to  1.25%  (17.91%)   to  (18.48%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
                        1,149,-
2006                        920      $0.97  to  $1.15     $1,327,213       1.16%       0.55%   to  1.45%   14.65%    to   14.68%(13)
2005                    587,040      $0.85  to  $1.35       $570,540       1.15%       0.55%   to  1.25%    5.59%    to    4.86%
2004                    386,123      $0.80  to  $1.28       $384,039       0.92%       0.55%   to  1.25%    5.30%    to    4.57%
2003                    277,050      $0.76  to  $1.23       $286,327       0.62%       0.55%   to  1.25%   28.81%    to   28.13%
2002                    249,561      $0.59  to  $0.96       $208,847       0.53%       0.55%   to  1.25%  (22.37%)   to  (23.20%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2006                     15,289      $1.35  to  $1.16        $24,456       1.26%       0.55%   to  1.45%   18.41%    to   15.50%(13)
2005                     11,470      $1.14  to  $1.13        $16,462       1.60%       0.55%   to  1.20%    3.96%    to    3.29%
2004                      6,542      $1.10  to  $1.09        $10,459       1.89%       0.55%   to  1.20%   10.01%(7) to    9.37%(7)
2003                         --         --         --             --          --          --   --     --      --
2002                         --         --         --             --          --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2006                    200,202      $1.25  to  $1.05       $222,008       0.24%       0.55%   to  1.45%   (0.62%)   to    4.74%(13)
2005                     87,824      $1.26  to  $1.25       $107,722          --       0.55%   to  1.20%    9.52%    to    8.81%
2004                     98,758      $1.15  to  $1.15       $110,889          --       0.55%   to  1.20%    8.50%    to    7.80%
2003                     80,060      $1.06  to  $1.06        $83,083          --       0.55%   to  1.20%   21.84%    to   20.45%
2002                     30,902      $0.87  to  $0.88        $28,082          --       0.55%   to  1.20%  (13.86%)   to  (12.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------




 102    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   ---------------------------------------------------------
                       ---------------------------------------------                     EXPENSE RATIO
                         UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       --------------------------------------------------------------------------------------------------------


RVS VP MID CAP VAL
2006                    273,710      $1.37  to  $1.09      $347,533        1.09%       0.55%   to  1.45%   14.69%    to    8.46%(13)
2005                     12,717      $1.20  to  $1.19       $17,507        1.13%       0.55%   to  1.20%   17.78%(9) to   17.28%(9)
2004                         --         --         --            --           --          --   --     --      --
2003                         --         --         --            --           --          --   --     --      --
2002                         --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2006                    269,990      $1.01  to  $1.14      $276,643        1.45%       0.55%   to  1.45%   14.63%    to   13.44%(13)
2005                    304,082      $0.88  to  $1.13      $272,014        1.40%       0.55%   to  1.20%    3.83%    to    3.16%
2004                    283,879      $0.85  to  $1.10      $244,571        1.50%       0.55%   to  1.20%    9.66%    to    8.95%
2003                    208,338      $0.77  to  $1.01      $163,372        1.21%       0.55%   to  1.20%   26.23%    to   26.25%
2002                    134,292      $0.61  to  $0.80       $82,220        1.00%       0.55%   to  1.20%  (22.78%)   to  (20.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2006                     18,510      $1.30  to  $1.10       $27,617        2.14%       0.55%   to  1.45%   15.18%    to    9.42%(13)
2005                     18,946      $1.13  to  $1.11       $24,577        0.49%       0.55%   to  1.20%   (0.05%)   to   (0.69%)
2004                      9,024      $1.13  to  $1.12       $13,503        1.11%       0.55%   to  1.20%   12.84%(7) to   12.18%(7)
2003                         --         --         --            --           --          --   --     --      --
2002                         --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2006                    270,831      $1.28  to  $1.03      $331,991        3.80%       0.55%   to  1.45%    3.27%    to    2.92%(13)
2005                    302,534      $1.24  to  $1.04      $361,417        2.89%       0.55%   to  1.20%    1.02%    to    0.37%
2004                    326,084      $1.23  to  $1.04      $387,853        2.44%       0.55%   to  1.20%    0.30%    to   (0.35%)
2003                    319,998      $1.22  to  $1.04      $381,318        2.30%       0.55%   to  1.20%    0.83%    to    0.00%
2002                    256,041      $1.21  to  $1.04      $304,224        2.87%       0.55%   to  1.20%    5.22%    to    4.00%(4)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2006                     97,486      $1.79  to  $1.09      $170,404        0.04%       0.55%   to  1.45%   11.08%    to    8.04%(13)
2005                    116,136      $1.61  to  $1.51      $183,927           --       0.55%   to  1.20%    4.25%    to    3.58%
2004                    122,818      $1.54  to  $1.45      $187,181           --       0.55%   to  1.20%   17.89%    to   17.13%
2003                     90,054      $1.31  to  $1.24      $116,896           --       0.55%   to  1.20%   47.19%    to   45.88%
2002                     60,353      $0.89  to  $0.85       $53,405           --       0.55%   to  1.20%  (17.59%)   to  (15.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2006                    271,781      $1.92  to  $1.12      $480,085        0.41%       0.55%   to  1.45%   19.59%    to   10.88%(13)
2005                    234,333      $1.61  to  $1.49      $370,927        0.21%       0.55%   to  1.20%    5.19%    to    4.51%
2004                    168,145      $1.53  to  $1.42      $254,207        0.03%       0.55%   to  1.20%   19.36%    to   18.58%
2003                    125,783      $1.28  to  $1.20      $159,989        0.04%       0.55%   to  1.20%   37.63%    to   36.36%
2002                     77,906      $0.93  to  $0.88       $76,358        0.17%       0.55%   to  1.20%  (13.08%)   to  (12.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CI
2006                     40,617      $3.41  to  $3.32      $135,983        0.17%       0.55%   to  0.95%   20.41%    to   19.93%
2005                     46,205      $2.83  to  $2.76      $128,705        0.53%       0.55%   to  0.95%   11.00%    to   10.56%
2004                     54,526      $2.55  to  $2.50      $137,329           --       0.55%   to  0.95%   13.22%    to   12.77%
2003                     54,945      $2.26  to  $2.22      $122,428           --       0.55%   to  0.95%   48.68%    to   48.00%
2002                     53,109      $1.52  to  $1.50       $79,999           --       0.55%   to  0.95%  (13.14%)   to  (13.79%)
-------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2006                     57,365      $3.37  to  $3.27      $189,566        1.29%       0.55%   to  0.95%   15.15%    to   14.69%
2005                     64,866      $2.92  to  $2.85      $186,631        1.31%       0.55%   to  0.95%   14.00%    to   13.55%
2004                     66,587      $2.57  to  $2.51      $168,558        0.54%       0.55%   to  0.95%   19.24%    to   18.76%
2003                     67,135      $2.15  to  $2.12      $142,904        0.19%       0.55%   to  0.95%   41.45%    to   41.33%
2002                     66,723      $1.52  to  $1.50      $100,487        0.19%       0.55%   to  0.95%  (11.11%)   to  (11.24%)
-------------------------------------------------------------------------------------------------------------------------------




                                         RIVERSOURCE VARIABLE ACCOUNT 10    103

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ----------------------------------------------------------
                      ---------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                       (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------


VANK LIT COMSTOCK, CL II
2006                   615,160      $1.38  to  $1.13      $810,354        1.11%       0.55%   to  1.45%   15.41%     to   12.68%(13)
2005                   384,396      $1.19  to  $1.18      $456,175        0.49%       0.55%   to  1.20%    3.54%     to    2.87%
2004                    75,664      $1.15  to  $1.15       $87,005        0.11%       0.55%   to  1.20%   14.41%(7)  to   13.74%(7)
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2006                   136,442      $1.23  to  $1.28      $169,621        4.39%       0.55%   to  1.45%   23.57%(12) to   26.94%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2006                    98,448      $0.99  to  $1.08      $100,352           --       0.55%   to  1.45%   (0.22%)(12)to    7.27%(13)
2005                        --         --         --            --           --          --   --     --      --
2004                        --         --         --            --           --          --   --     --      --
2003                        --         --         --            --           --          --   --     --      --
2002                        --         --         --            --           --          --   --     --      --
-------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2006                   392,888      $2.31  to  $1.24      $857,316        0.51%       0.55%   to  1.45%   36.41%     to   22.89%(13)
2005                   318,154      $1.69  to  $1.98      $539,107        0.86%       0.55%   to  1.20%   20.86%     to   20.08%
2004                   201,340      $1.40  to  $1.65      $282,034        0.59%       0.55%   to  1.20%   29.56%     to   28.72%
2003                   130,668      $1.08  to  $1.28      $141,172        0.27%       0.55%   to  1.20%   47.95%     to   47.13%
2002                    89,925      $0.73  to  $0.87       $65,493           --       0.55%   to  1.20%  (14.12%)    to  (13.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2006                   489,659      $1.92  to  $1.08      $890,484        0.23%       0.55%   to  1.45%    7.28%     to    7.16%(13)
2005                   478,752      $1.79  to  $1.54      $828,367           --       0.55%   to  1.20%   10.64%     to    9.93%
2004                   368,407      $1.62  to  $1.40      $579,332           --       0.55%   to  1.20%   17.68%     to   16.92%
2003                   261,219      $1.37  to  $1.20      $351,317           --       0.55%   to  1.20%   42.71%     to   41.18%
2002                   158,874      $0.96  to  $0.85      $151,154           --       0.55%   to  1.20%  (17.95%)    to  (15.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2006                    76,000      $1.29  to  $1.32       $97,390        2.31%       0.55%   to  1.20%   11.53%     to   10.81%
2005                    84,219      $1.16  to  $1.19       $96,853        2.09%       0.55%   to  1.20%    4.41%     to    3.74%
2004                    80,918      $1.11  to  $1.15       $89,406        2.16%       0.55%   to  1.20%    8.74%     to    8.04%
2003                    59,332      $1.02  to  $1.06       $60,495        1.74%       0.55%   to  1.20%   21.43%     to   20.45%
2002                    28,802      $0.84  to  $0.88       $24,203        2.33%       0.55%   to  1.20%  (13.40%)    to  (12.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2006                    15,404      $1.29  to  $1.47       $19,827        1.61%       0.55%   to  1.20%   20.15%     to   19.37%
2005                    17,549      $1.07  to  $1.23       $18,913        1.88%       0.55%   to  1.20%    9.07%     to    8.37%
2004                    19,728      $0.99  to  $1.13       $19,596        0.23%       0.55%   to  1.20%    9.03%     to    8.32%
2003                    14,684      $0.90  to  $1.05       $13,353        0.33%       0.55%   to  1.20%   30.43%     to   29.63%
2002                     7,789      $0.69  to  $0.81        $5,378        0.20%       0.55%   to  1.20%  (23.33%)    to  (19.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2006                    68,746      $1.38  to  $1.11       $93,493           --       0.55%   to  1.45%   11.61%     to   10.85%(13)
2005                    78,280      $1.23  to  $1.25       $95,962           --       0.55%   to  1.20%    7.22%     to    6.52%
2004                    80,225      $1.15  to  $1.18       $91,972           --       0.55%   to  1.20%   17.43%     to   16.67%
2003                    73,209      $0.98  to  $1.01       $71,663        0.01%       0.55%   to  1.20%   36.11%     to   34.67%
2002                    47,166      $0.72  to  $0.75       $34,051        0.73%       0.55%   to  1.20%  (27.27%)    to  (25.00%)(4)
-------------------------------------------------------------------------------------------------------------------------------




 104    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------


WF ADV VT SM CAP GRO
2006                    50,566      $1.20  to  $1.14       $60,201          --        0.55%   to  1.45%   22.08%    to   12.91%(13)
2005                    38,139      $0.98  to  $1.10       $37,471          --        0.55%   to  1.20%    5.66%    to    4.98%
2004                    42,675      $0.93  to  $1.05       $39,748          --        0.55%   to  1.20%   13.15%    to   12.41%
2003                    36,312      $0.82  to  $0.94       $29,921          --        0.55%   to  1.20%   41.38%    to   40.30%
2002                    18,702      $0.58  to  $0.67       $10,870          --        0.55%   to  1.20%  (38.30%)   to  (33.00%)(4)
------------------------------------------------------------------------------------------------------------------------------



    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
    (4) Operations commenced on Feb. 13, 2002.
    (5) Operations commenced on March 1, 2002.
    (6) Operations commenced on Dec. 8, 2003.
    (7) Operations commenced on Feb. 4, 2004.
    (8) Operations commenced on Sept. 13, 2004.
    (9) Operations commenced on May 2, 2005.
   (10) Operations commenced on Nov. 1, 2005.
   (11) Operations commenced on April 28, 2006.
   (12) Operations commenced on May 1, 2006.
   (13) Operations commenced on June 26, 2006.
   (14) Operations commenced on Sept. 15, 2006.
   (15) Operations commenced on Dec. 15, 2006.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    105

RiverSource Life Insurance Company
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 26, 2007

RiverSource Life Insurance Company
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CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)

DECEMBER 31,                                                              2006          2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2006, $25,289;
      2005, $27,817)                                                     $24,995       $27,753
   Common and preferred stocks, at fair value (cost: 2006, $30;
      2005, $0)                                                               31            --
Mortgage loans on real estate, at cost (less allowance for loan
   losses: 2006, $37; 2005, $41)                                           2,790         2,842
Policy loans                                                                 642           605
Trading securities and other investments                                     241           548
------------------------------------------------------------------------------------------------
      Total investments                                                   28,699        31,748

Cash and cash equivalents                                                    160           272
Reinsurance recoverables                                                   1,137           983
Amounts due from brokers                                                       7             4
Other accounts receivable                                                     90            63
Accrued investment income                                                    309           329
Deferred acquisition costs                                                 4,411         4,036
Deferred sales inducement costs                                              452           370
Other assets                                                                 321           220
Separate account assets                                                   49,287        37,930
------------------------------------------------------------------------------------------------
      Total assets                                                       $84,873       $75,955
================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
Future policy benefits                                                   $29,561       $32,312
Policy claims and other policyholders' funds                                  93            90
Amounts due to brokers                                                       132            32
Deferred income taxes, net                                                    90             9
Other liabilities                                                            440           421
Separate account liabilities                                              49,287        37,930
------------------------------------------------------------------------------------------------
      Total liabilities                                                   79,603        70,794
------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $30 par value; 100,000 shares authorized,
      issued and outstanding                                                   3             3
   Additional paid-in capital                                              2,021         2,020
   Retained earnings                                                       3,455         3,269
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                                      (168)          (91)
      Net unrealized derivative losses                                       (41)          (40)
------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive loss                               (209)         (131)
------------------------------------------------------------------------------------------------
      Total shareholder's equity                                           5,270         5,161
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity                         $84,873       $75,955
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
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CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                              $   72         $   75        $   68
   Disability income and long term care insurance             322            295           284
------------------------------------------------------------------------------------------------
      Total premiums                                          394            370           352
Net investment income                                       1,661          1,789         1,775
Contractholder and policyholder charges                       637            577           555
Mortality and expense risk and other fees                     636            489           430
Net realized investment gain                                   51             48            27
------------------------------------------------------------------------------------------------
      Total revenues                                        3,379          3,273         3,139
------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                  28             42            37
   Investment contracts and universal life-type insurance     267            232           228
   Disability income and long term care insurance              83             76            67
Increase in liabilities for future policy benefits:
   Traditional life insurance                                  --              5             1
   Disability income and long term care insurance             143            141           123
Interest credited to account values                         1,052          1,111         1,128
Amortization of deferred acquisition costs                    356            316           261
Separation costs                                              131            121            --
Other insurance and operating expenses                        641            588           502
------------------------------------------------------------------------------------------------
      Total benefits and expenses                           2,701          2,632         2,347
------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change      678            641           792
Income tax provision                                          192            182           226
------------------------------------------------------------------------------------------------
Income before accounting change                               486            459           566
Cumulative effect of accounting change, net of tax             --             --           (70)
------------------------------------------------------------------------------------------------
      Net income                                           $  486         $  459        $  496
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
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CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                   2006            2005         2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $  486         $  459        $  496
Adjustments to reconcile net income to net cash provided
   by operating activities:
   Cumulative effect of accounting change, net of tax          --             --            70
   Amortization of deferred acquisition costs                 356            316           261
   Amortization of deferred sales inducement costs             48             40            34
   Capitalization of deferred acquisition costs              (687)          (633)         (534)
   Capitalization of deferred sales inducement costs         (126)           (94)          (71)
   Amortization of premium, net                                75             83            93
   Deferred income taxes                                      123            122            70
   Contractholder and policyholder charges, non-cash         (220)          (232)         (232)
   Net realized investment gain                               (51)           (48)          (27)
   Net realized gain on trading securities and equity
      method investments in hedge funds                       (16)           (24)          (38)
Change in operating assets and liabilities:
   Trading securities and equity method investments in
      hedge funds, net                                        297            247             7
   Future policy benefits for traditional life,
      disability income and long term care insurance          274            230           235
   Policy claims and other policyholders' funds                 2             20             2
   Policy loans, excluding universal life-type insurance:
      Repayment                                                35             36            37
      Issuance                                                (39)           (39)          (39)
   Reinsurance recoverables                                  (154)          (106)         (122)
   Other accounts receivable                                  (27)           (10)           16
   Accrued investment income                                   20             23             4
   Other assets and liabilities, net                         (280)            47            (3)
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     116            437           259
------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Proceeds from sales                                      1,897          3,124         1,603
   Maturities, sinking fund payments and calls              2,014          2,242         1,931
   Purchases                                               (1,433)        (5,780)       (4,393)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                      519            653           690
   Purchases                                                 (441)          (543)         (402)
Change in amounts due to and from brokers, net                 98           (128)          (71)
Change in restricted cash                                      --            536           299
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         2,654            104          (343)
------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal
 life-type insurance:
   Considerations received                                  1,267          1,532         2,351
   Interest credited to account values                      1,052          1,111         1,128
   Surrenders and other benefits                           (4,869)        (3,330)       (2,716)
Policy loans:
   Repayment                                                  108             89            84
   Issuance                                                  (140)          (103)          (93)
Capital contribution from Ameriprise Financial, Inc.           --            650            --
Cash dividend to Ameriprise Financial, Inc.                  (300)          (380)         (930)
------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                      (2,882)          (431)         (176)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS         (112)           110          (260)
Cash and cash equivalents at beginning of year                272            162           422
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                   $  160         $  272        $  162
================================================================================================

Supplemental disclosures:
   Income taxes paid, net                                  $   64         $   96        $  196
   Interest paid on borrowings                             $    1         $   --        $   --

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
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CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)

                                                                       ADDITIONAL                ACCUMULATED OTHER
                                                           COMMON       PAID-IN        RETAINED    COMPREHENSIVE
                                                           STOCK        CAPITAL        EARNINGS    INCOME/(LOSS)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                              $    3        $1,370         $3,624         $  399        $5,396
Comprehensive income:
   Net income                                                  --            --            496             --           496
   Change in unrealized holding losses on securities, net      --            --             --            (35)          (35)
   Change in unrealized derivative losses, net                 --            --             --            (23)          (23)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           438
Cash dividends to Ameriprise Financial, Inc.                   --            --           (930)            --          (930)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                              $    3        $1,370         $3,190         $  341        $4,904
Comprehensive loss:
   Net income                                                  --            --            459             --           459
   Change in unrealized holding losses on securities, net      --            --             --           (461)         (461)
   Change in unrealized derivative losses, net                 --            --             --            (11)          (11)
                                                                                                                    -------
Total comprehensive loss                                       --            --             --             --           (13)
Capital contribution from Ameriprise Financial, Inc.           --           650             --             --           650
Cash dividend to Ameriprise Financial, Inc.                    --            --           (380)            --          (380)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                              $    3        $2,020         $3,269         $ (131)       $5,161
Comprehensive income:
   Net income                                                  --            --            486             --           486
   Change in unrealized holding losses on securities, net      --            --             --            (77)          (77)
   Change in unrealized derivative losses, net                 --            --             --             (1)           (1)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           408
Tax adjustment of share-based incentive employee
   compensation plan                                           --             1             --             --             1
Cash dividend to Ameriprise Financial, Inc.                    --            --           (300)            --          (300)
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                              $    3        $2,021         $3,455         $ (209)       $5,270
=============================================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

o RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

o RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC")

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company
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BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life Insurance Company
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RiverSource Life retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company
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The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

RiverSource Life Insurance Company
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Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

RiverSource Life Insurance Company
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For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

RiverSource Life Insurance Company
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3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.

RiverSource Life Insurance Company
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In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of Available-for-Sale securities by type:
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                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,232        $   119       $  (262)       $12,089
Mortgage and other asset-backed securities                  9,398             27          (175)         9,250
Foreign corporate bonds and obligations                     3,080             39           (68)         3,051
U.S. government and agencies obligations                      295             13            (5)           303
State and municipal obligations                               165              4            (4)           165
Foreign government bonds and obligations                      117             18            --            135
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289            220          (514)        24,995
Common and preferred stocks                                    30              1            --             31
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   Total                                                  $25,319        $   221       $  (514)       $25,026
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

RiverSource Life Insurance Company
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                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2005 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $13,319        $   208       $  (199)       $13,328
Mortgage and other asset-backed securities                 10,805             46          (159)        10,692
Foreign corporate bonds and obligations                     3,149             67           (55)         3,161
U.S. government and agencies obligations                      300             16            (5)           311
State and municipal obligations                               114              3            (3)           114
Foreign government bonds and obligations                      128             17            --            145
Structured investments(a)                                       2             --            --              2
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Total fixed maturities                                     27,817            357          (421)        27,753
Common and preferred stocks                                    --             --            --             --
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   Total                                                  $27,817        $   357       $  (421)       $27,753
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                       2006          2005
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AAA                                                                           38%           40%
AA                                                                             9             6
A                                                                             19            21
BBB                                                                           27            26
Below investment grade                                                         7             7
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   Total                                                                     100%          100%
=================================================================================================

At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 1,166      $   (16)     $ 7,680      $  (246)     $ 8,846      $  (262)
Mortgage and other asset-backed securities                862           (5)       6,616         (170)       7,478         (175)
Foreign corporate bonds and obligations                   196           (3)       1,834          (65)       2,030          (68)
U.S. government and agencies obligations                    5           --          214           (5)         219           (5)
State and municipal obligations                             3           --           81           (4)          84           (4)
Foreign government bonds and obligations                   --           --            3           --            3           --
Structured investments                                      1           --           --           --            1           --
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   Total                                              $ 2,233      $   (24)     $16,428      $  (490)     $18,661      $  (514)
================================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 6,184      $  (133)     $ 1,619      $   (66)     $ 7,803      $  (199)
Mortgage and other asset-backed securities              6,002          (88)       2,059          (71)       8,061         (159)
Foreign corporate bonds and obligations                 1,204          (31)         535          (24)       1,739          (55)
U.S. government and agencies obligations                  149           (3)          72           (2)         221           (5)
State and municipal obligations                            67           (2)          15           (1)          82           (3)
Foreign government bonds and obligations                   13           --           --           --           13           --
Structured investments                                      2           --           --           --            2           --
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   Total                                              $13,621      $  (257)     $ 4,300      $  (164)     $17,921      $  (421)
================================================================================================================================

RiverSource Life Insurance Company
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In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                 12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                               GROSS                               GROSS
RATIO OF FAIR VALUE TO     NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED
AMORTIZED COST             SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                    178     $ 2,233     $   (24)        657     $15,304     $  (407)        835     $17,537     $  (431)
90% - 95%                      --          --          --          59       1,035         (69)         59       1,035         (69)
80% - 90%                      --          --          --           6          89         (14)          6          89         (14)
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   Total                      178     $ 2,233     $   (24)        722     $16,428     $  (490)        900     $18,661     $  (514)
===================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):

(IN MILLIONS)                                                               2006         2005         2004
------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $63, $261 and $23, respectively      $(116)       $(485)       $ 42
Reclassification of realized gains, net of tax of $17, $17 and
   $11, respectively                                                         (33)         (32)        (20)
DAC, net of tax of $15, $28 and $3, respectively                              29           53           6
DSIC, net of tax of $2, $5 and $4, respectively                                3            8          (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30, respectively        40           (5)        (56)
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Net unrealized securities losses                                           $ (77)       $(461)       $(35)
============================================================================================================

RiverSource Life Insurance Company
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Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN MILLIONS)                                              COST           VALUE
----------------------------------------------------------------------------------
Due within one year                                       $   521        $   522
Due after one year through five years                       6,625          6,592
Due after five years through 10 years                       7,558          7,395
Due after 10 years                                          1,185          1,234
----------------------------------------------------------------------------------
                                                           15,889         15,743
Mortgage and other asset-backed securities                  9,398          9,250
Structured investments                                          2              2
Common and preferred stocks                                    30             31
----------------------------------------------------------------------------------
Total                                                     $25,319        $25,026
==================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Sales                                                     $ 1,897        $ 3,124      $ 1,603
Maturities, sinking fund payments and calls               $ 2,014        $ 2,242      $ 1,931
Purchases                                                 $(1,433)       $(5,780)     $(4,393)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $    60        $   108      $    48
Gross realized losses from sales                          $   (10)       $   (39)     $   (18)
Other-than-temporary impairments                          $    --        $   (19)     $    --

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:

(IN MILLIONS)                                              2006            2005
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate                  $ 2,827        $ 2,883
Less: allowance for loan losses                               (37)           (41)
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net             $ 2,790        $ 2,842
==================================================================================

Syndicated loans                                          $   112        $   131
Less: allowance for loan losses                                (4)            (4)
----------------------------------------------------------------------------------
Net syndicated loans                                      $   108        $   127
==================================================================================

Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

RiverSource Life Insurance Company
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At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN MILLIONS)                                          2006      2005      2004
--------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                   $41       $45       $47
Provision for commercial mortgage loan losses           --        --         9
Foreclosures, write-offs and loan sales                 (4)       (4)      (11)
--------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                 $37       $41       $45
================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION (IN MILLIONS)      SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                   $  859         $   41          $  852        $   22
North Central                                                 739             22             843             6
Pacific                                                       397             15             364            27
Mountain                                                      298             13             352             9
South Central                                                 337              1             308            22
New England                                                   197              2             164            21
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE (IN MILLIONS)    SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                           $  962         $    4          $1,048        $   36
Shopping centers and retail                                   718             71             704            37
Apartments                                                    470              2             454            11
Industrial buildings                                          458             12             454            12
Hotels and motels                                              89              4              92             6
Medical buildings                                              45             --              47             3
Mixed use                                                      44             --              39            --
Retirement homes                                               --             --               5            --
Other                                                          41              1              40             2
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Income on fixed maturities                          $1,408    $1,449    $1,451
Income on commercial mortgage loans
   on real estate                                      181       197       221
Trading securities and other investments                89       164       138
--------------------------------------------------------------------------------
                                                     1,678     1,810     1,810
Less: investment expenses                               17        21        35
--------------------------------------------------------------------------------
   Total                                            $1,661    $1,789    $1,775
================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Net realized investment gain for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Fixed maturities                                    $   50    $   50    $   31
Commercial mortgage loans
   on real estate                                        1        (2)       (3)
Trading securities and other investments                --        --        (1)
--------------------------------------------------------------------------------
   Total                                            $   51    $   48    $   27
================================================================================

5. VARIABLE INTEREST ENTITIES

During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $4,036    $3,638    $3,336
Impact of SOP 03-1                                      --        --        20
Capitalization of acquisition costs                    687       633       534
Amortization, excluding impact of changes
   in assumptions                                     (409)     (383)     (341)
Amortization, impact of annual third quarter
   changes in DAC-related assumptions                   38        67        24
Amortization, impact of other quarter changes
   in DAC-related assumptions(a)                        15        --        56
Impact of changes in net unrealized
   securities losses                                    44        81         9
--------------------------------------------------------------------------------
Balance, end of year                                $4,411    $4,036    $3,638
================================================================================

(a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $  370    $  303    $  279
Impact of SOP 03-1                                      --        --        (3)
Capitalization of sales inducements                    126        94        71
Amortization                                           (48)      (40)      (34)
Impact of changes in net unrealized securities
   losses (gains)                                        4        13       (10)
--------------------------------------------------------------------------------
Balance, end of year                                $  452    $  370    $  303
================================================================================

7. LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

RiverSource Life Insurance Company
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8. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                           2006             2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN
OF PREMIUM:
                                              Total contract value                                 $17,418          $ 9,107
                                              Contract value in separate accounts                  $15,859          $ 7,410
                                              Net amount at risk(2)                                $    13          $    17
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
SIX-YEAR RESET:
                                              Total contract value                                 $23,544          $24,608
                                              Contract value in separate accounts                  $20,058          $20,362
                                              Net amount at risk(2)                                $   227          $   763
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
ONE-YEAR RATCHET:
                                              Total contract value                                 $ 6,729          $ 5,129
                                              Contract value in separate accounts                  $ 5,902          $ 4,211
                                              Net amount at risk(2)                                $    26          $    45
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
FIVE-YEAR RATCHET:
                                              Total contract value                                 $   907          $   537
                                              Contract value in separate accounts                  $   870          $   502
                                              Net amount at risk(2)                                $    --          $    --
                                              Weighted average attained age                             57               56
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                              Total contract value                                 $   586          $   456
                                              Contract value in separate accounts                  $   530          $   390
                                              Net amount at risk(2)                                $    11          $    16
                                              Weighted average attained age                             64               63
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                              Total contract value                                 $   811          $   620
                                              Contract value in separate accounts                  $   730          $   536
                                              Net amount at risk(2)                                $    62          $    35
                                              Weighted average attained age                             62               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                              Total contract value                                 $   928          $   793
                                              Contract value in separate accounts                  $   853          $   712
                                              Net amount at risk(2)                                $    14          $    16
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                                 $ 4,791          $ 2,542
                                              Contract value in separate accounts                  $ 4,761          $ 2,510
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Company
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-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                           2006              2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                              Total contract value                                 $ 2,396          $    --
                                              Contract value in separate accounts                  $ 2,349          $    --
                                              Benefit amount in excess of account value            $    --          $    --
                                              Weighted average attained age                             63               --
CONTRACTS WITH GMAB:
                                              Total contract value                                 $ 1,350          $   161
                                              Contract value in separate accounts                  $ 1,340          $   161
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             55               56
-----------------------------------------------------------------------------------------------------------------------------

(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $16          $ 4       $ 9        $ 1
Reported claims                                                                        8           --        --         --
Liability (asset) balance at December 31                                              26            5       (12)        (5)
Incurred claims (adjustments) (sum of reported and change in liability (assets))      18            1       (21)        (6)

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $29          $ 3       $--        $--
Reported claims                                                                       12           --        --         --
Liability balance at December 31                                                      16            4         9          1
Incurred claims (adjustments) (sum of reported and change in liability)               (1)           1         9          1

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Fixed annuities                                           $16,841        $18,793
Equity indexed annuities accumulated host values              267            296
Equity indexed annuities embedded derivative reserve           50             38
Variable annuities, with fixed sub-accounts                 5,975          6,999
GMWB variable annuity guarantees                              (12)             9
Other variable annuity guarantees                              26             21
----------------------------------------------------------------------------------
   Total annuities                                         23,147         26,156
VUL/UL insurance contract fixed sub-account                 2,562          2,552
Other life, disability income and long term care insurance  3,852          3,604
----------------------------------------------------------------------------------
   Total future policy benefits                            29,561         32,312
Policy claims and other policyholders' funds                   93             90
----------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                          $29,654        $32,402
==================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Variable annuity contract reserves                        $43,515        $33,155
VUL insurance contract reserves                             5,772          4,775
----------------------------------------------------------------------------------
   Total separate account liabilities                     $49,287        $37,930
==================================================================================

RiverSource Life Insurance Company
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Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options and futures          $ 271     $  40    $ 358    $  30
Written options                        $ (67)    $  (1)   $(101)   $  (1)

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options                     $1,410    $  171   $  629   $   95
Interest rate swaps                   $  359    $   (1)  $   --   $   --
Sold equity futures                   $ (111)   $   --   $   --   $   --

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes for the years ended December 31 were:

(IN MILLIONS)                                                2006           2005        2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                    $66            $56        $160
   State                                                        3              4          (4)
----------------------------------------------------------------------------------------------
Total current income tax                                       69             60         156
Deferred federal income tax                                   123            122          70
----------------------------------------------------------------------------------------------
Income tax provision                                         $192           $182        $226
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                             2006           2005        2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (6.5)          (9.4)       (4.0)
   State taxes, net of federal benefit                        0.3            0.4        (0.3)
   Taxes applicable to prior years                             --            3.2        (2.6)
   Other, net                                                (0.5)          (0.8)        0.4
----------------------------------------------------------------------------------------------
Income tax provision                                         28.3%          28.4%       28.5%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                  $1,146         $1,102
   Investment related                                          75             70
   Net unrealized losses on Available-for Sale
      securities and derivatives                              115             71
   Other                                                       45             62
----------------------------------------------------------------------------------
Gross deferred income tax assets                            1,381          1,305

Deferred income tax liabilities:
   Deferred acquisition costs                               1,253          1,154
   Deferred sales inducement costs                            158            130
   Other                                                       60             30
----------------------------------------------------------------------------------
Gross deferred income tax liabilities                       1,471          1,314
----------------------------------------------------------------------------------
Net deferred income tax liabilities                        $   90         $    9
==================================================================================

A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Net unrealized securities losses                           $   41         $  248      $   19
Net unrealized derivative losses                                1              6          12
----------------------------------------------------------------------------------------------
Net income tax benefit                                     $   42         $  254      $   31
==============================================================================================

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Statutory net gain from operations                         $  469         $  327      $  438
Statutory net income                                          514            339         438
Statutory capital and surplus                               3,258          2,942       2,277

12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.

RiverSource Life Insurance Company
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RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Direct premiums                                            $  561         $  544      $  508
Reinsurance assumed                                             3              2           4
Reinsurance ceded                                            (170)          (176)       (160)
----------------------------------------------------------------------------------------------
Net premiums                                               $  394         $  370      $  352
==============================================================================================

Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

RiverSource Life Insurance Company
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14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Holding losses, net of tax of $6, $11 and $11,
   respectively                                            $  (10)        $  (21)     $  (21)
Reclassification of realized losses (gains),
   net of tax of $5, $5 and $1, respectively                    9             10          (2)
----------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                 $   (1)        $  (11)     $  (23)
==============================================================================================

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                              2006                 2005
-----------------------------------------------------------------------------------------------
(IN MILLIONS)                                          PURCHASED  WRITTEN   PURCHASED  WRITTEN
-----------------------------------------------------------------------------------------------
Equity indexed annuities                                  $ 40     $ (1)       $ 30     $ (1)
GMWB                                                       170       --          95       --
-----------------------------------------------------------------------------------------------
Total                                                     $210     $ (1)       $125     $ (1)
===============================================================================================

Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.

RiverSource Life Insurance Company
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Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
---------------------------------------------------------------------------------------------------------------
                                                         CARRYING         FAIR        CARRYING         FAIR
(IN MILLIONS)                                              VALUE          VALUE         VALUE          VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values  $75,336        $75,336       $66,718        $66,718
Commercial mortgage loans on real estate, net               2,790          2,875         2,842          2,977
Other investments                                             108            112           127            131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                $   (10)       $   (10)      $    32        $    32
Fixed annuity reserves                                     21,626         20,981        24,638         23,841
Separate account liabilities                               43,516         41,623        33,154         31,743
---------------------------------------------------------------------------------------------------------------

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.

RiverSource Life Insurance Company
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Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
>  >  >  >  >  >  > >

                                                               S-6325-3 A (9/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

     Report of Independent Registered Public Accounting Firm dated April 24,
     2007.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2006.

     Statements of Operations for the year ended Dec. 31, 2006.

     Statements of Changes and Net Assets for the years ended Dec. 31, 2006 and 2005.

     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Report of Independent Registered Public Accounting Firm dated Feb. 26,
     2007.

     Consolidated Balance Sheets as of Dec. 31, 2006 and 2005.

     Consolidated Statements of Income for the years ended Dec. 31, 2006, 2005 and 2004.

     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2006, 2005 and 2004.

     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2006, 2005 and 2004.

     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as
     Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as
     Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 31063), filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.  None

12.  Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 30, 2007 is filed electronically herewith.

14.  Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27. Number of Contract owners

         As of July 31, 2007 there were 203,793 non-qualified contract owners and 363,578 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) IDS Life Insurance Company, the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF              NET UNDERWRITING
PRINCIPAL              DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER             COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------          ----------------   ---------------   -----------   ------------
IDS Life Insurance     $290,026,122           None            None           None
Company

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of August, 2007.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of August, 2007.



/s/ Gumer C. Alvero*                    Director and Executive Vice President
-------------------------------------   - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Arthur H. Berman*                   Director and Executive Vice President -
-------------------------------------   Finance
Arthur H. Berman                        (Principal Financial Officer)


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President - Client
-------------------------------------   Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 filed electronically herewith as Exhibit 13. to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 333-79311, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 45 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectus for:

        RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity
        RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

        Statement of Additional Information
        Financial Information

Part C.

     Other Information.

     The signatures.

Exhibit Index

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.        Consent of Independent Registered Public Accounting Firm.

13.        Power of Attorney.